UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2008

Date of reporting period:         September 30, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--September 30, 2008

C&B LARGE CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 95.67%
APPAREL & ACCESSORY STORES: 2.30%
     338,260  KOHL'S CORPORATION+                                                                                    $   15,587,021
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.35%
     624,970  JONES APPAREL GROUP INCORPORATED                                                                           11,568,195
     143,560  VF CORPORATION<<                                                                                           11,098,624
                                                                                                                         22,666,819
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.23%
      14,520  NVR INCORPORATED<<                                                                                          8,305,440
                                                                                                                     --------------
BUSINESS SERVICES: 7.10%
     155,000  MANPOWER INCORPORATED                                                                                       6,689,800
     710,510  MICROSOFT CORPORATION                                                                                      18,963,512
     579,440  OMNICOM GROUP INCORPORATED                                                                                 22,343,206
                                                                                                                         47,996,518
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 12.90%
     365,810  AVERY DENNISON CORPORATION                                                                                 16,271,229
     225,520  AVON PRODUCTS INCORPORATED                                                                                  9,374,866
     260,620  COLGATE-PALMOLIVE COMPANY                                                                                  19,637,717
     184,390  HENKEL KGAA ADR                                                                                             5,622,973
     330,294  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            13,033,401
     336,610  JOHNSON & JOHNSON                                                                                          23,320,341
                                                                                                                         87,260,527
                                                                                                                     --------------
COMMUNICATIONS: 2.39%
     731,497  VODAFONE GROUP PLC ADR                                                                                     16,166,084
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 7.12%
     527,279  BANK OF AMERICA CORPORATION<<                                                                              18,454,765
     255,590  JPMORGAN CHASE & COMPANY                                                                                   11,936,053
     312,391  STATE STREET CORPORATION                                                                                   17,768,800
                                                                                                                         48,159,618
                                                                                                                     --------------
EATING & DRINKING PLACES: 4.10%
     456,590  DARDEN RESTAURANTS INCORPORATED                                                                            13,072,172
     237,950  MCDONALD'S CORPORATION                                                                                     14,681,515
                                                                                                                         27,753,687
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.32%
   1,443,080  FLEXTRONICS INTERNATIONAL LIMITED+                                                                         10,217,006
     631,140  GENERAL ELECTRIC COMPANY                                                                                   16,094,070
     551,942  MOLEX INCORPORATED CLASS A                                                                                 11,485,913
     178,412  TYCO ELECTRONICS LIMITED                                                                                    4,934,876
                                                                                                                         42,731,865
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.96%
     298,640  ILLINOIS TOOL WORKS INCORPORATED                                                                           13,274,548
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.53%
     248,300  DIAGEO PLC ADR<<                                                                                           17,097,938
                                                                                                                     --------------
HEALTH SERVICES: 1.84%
     253,240  CARDINAL HEALTH INCORPORATED                                                                               12,479,667
                                                                                                                     --------------

                   120 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

C&B LARGE CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.93%
       4,515  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               $   19,843,425
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.58%
     367,013  DELL INCORPORATED+                                                                                          6,048,374
     311,000  DIEBOLD INCORPORATED                                                                                       10,297,210
     390,580  DOVER CORPORATION                                                                                          15,838,019
     198,500  EATON CORPORATION                                                                                          11,151,730
     441,980  PITNEY BOWES INCORPORATED                                                                                  14,700,255
                                                                                                                         58,035,588
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.97%
     621,800  WILLIS GROUP HOLDINGS LIMITED                                                                              20,059,268
                                                                                                                     --------------
INSURANCE CARRIERS: 4.40%
     438,580  ALLSTATE CORPORATION<<                                                                                     20,227,310
     745,500  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                      9,505,125
                                                                                                                         29,732,435
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.15%
      79,020  BECTON DICKINSON & COMPANY                                                                                  6,342,145
   1,008,702  BOSTON SCIENTIFIC CORPORATION+                                                                             12,376,774
     443,230  QUEST DIAGNOSTICS INCORPORATED                                                                             22,901,694
                                                                                                                         41,620,613
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.81%
     186,070  BAXTER INTERNATIONAL INCORPORATED                                                                          12,211,774
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.80%
     348,622  TYCO INTERNATIONAL LIMITED                                                                                 12,208,742
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.17%
   1,357,635  OFFICE DEPOT INCORPORATED+<<                                                                                7,901,436
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.42%
     653,590  AMERICAN EXPRESS COMPANY                                                                                   23,156,694
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.78%
     329,490  EXXON MOBIL CORPORATION                                                                                    25,588,193
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.92%
     176,910  HUBBELL INCORPORATED CLASS B                                                                                6,200,696
                                                                                                                     --------------
TRAVEL & RECREATION: 1.87%
     357,130  CARNIVAL CORPORATION                                                                                       12,624,546
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 2.73%
     285,350  KIMBERLY-CLARK CORPORATION                                                                                 18,502,092
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $725,019,647)                                                                                 647,165,234
                                                                                                                     --------------
PREFERRED STOCKS: 1.39%
     258,570  HENKEL KGAA ADR PREFERRED                                                                                   9,406,906
TOTAL PREFERRED STOCKS (COST $12,149,904)                                                                                 9,406,906
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 5.03%

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--September 30, 2008

C&B LARGE CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
     727,472  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              $      727,472
     727,472  DAILY ASSETS FUND INSTITUTIONAL                                                                               727,472
     727,472  DREYFUS CASH MANAGEMENT FUND                                                                                  727,472
     727,472  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               727,472
                                                                                                                          2,909,888
                                                                                                                     --------------


  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.60%
$    592,449  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008          592,449
     275,557  BANCO SANTANDER TOTTA LOAN+/-++                                               2.51        10/15/2008          275,539
     275,557  BANK OF IRELAND+/-++                                                          2.80        10/14/2008          275,550
   4,960,034  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $4,960,344)                                 2.25        10/01/2008        4,960,034
     281,407  CHEYNE FINANCE LLC+/-++(a)(i)####                                             2.08        02/25/2008            4,643
     216,655  CHEYNE FINANCE LLC+/-(a)(i)####                                               7.04        05/19/2008            3,575
     178,264  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $178,270)                                   1.15        10/01/2008          178,264
   5,417,459  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $5,417,798)                                        2.25        10/01/2008        5,417,459
   1,056,872  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          460,479
     716,449  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008          716,449
     585,008  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
              MARKET SECURITIES (MATURITY VALUE $585,118)                                   6.75        10/01/2008          585,008
   5,417,459  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $5,417,722)                                 1.75        10/01/2008        5,417,459
     592,449  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008          592,449
     592,449  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008          592,449
      50,978  MORGAN STANLEY+/-                                                             2.64        10/15/2008           50,978
   4,449,702  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $4,449,826)                                 1.00        10/01/2008        4,449,702
     551,115  NORTHERN ROCK PLC+/-++                                                        2.52        10/03/2008          551,064
     165,334  ROYAL BANK OF CANADA                                                          0.25        10/01/2008          165,334
     540,093  ROYAL BANK OF CANADA                                                          8.00        10/01/2008          540,093
     451,914  ROYAL BANK OF CANADA                                                         10.00        10/01/2008          451,914
     297,602  ROYAL BANK OF CANADA                                                         11.00        10/01/2008          297,602
     451,914  ROYAL BANK OF CANADA                                                         12.00        10/01/2008          451,914
     592,449  STARBIRD FUNDING CORPORATION++                                                7.00        10/01/2008          592,449
     592,449  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008          592,449
     275,557  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                       2.52        10/14/2008          275,546
     275,557  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                            2.52        10/08/2008          275,551
     592,449  VERSAILLES CP LLC++                                                           7.00        10/01/2008          592,449
     341,691  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.05        04/03/2008          263,102
     551,115  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.06        02/15/2008          424,358
     473,959  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.07        07/28/2008          364,948
     275,557  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.10        08/07/2008          212,179
     551,115  WHITE PINE FINANCE LLC+/-++(a)(i)####                                         4.01        02/22/2008          505,371
                                                                                                                         31,128,809
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,901,955)                                                               34,038,697
                                                                                                                     --------------

                   122 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

C&B LARGE CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 4.20%
  28,412,552  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $   28,412,552
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $28,412,552)                                                                          28,412,552
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $800,484,058)*               106.29%                                                                           $  719,023,389
OTHER ASSETS AND LIABILITIES, NET   (6.29)                                                                              (42,577,575)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $  676,445,814
                                   ------                                                                            --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $28,412,552.

* Cost for federal income tax purposes is $803,739,450 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  28,901,222
Gross unrealized depreciation                 (113,617,283)
                                             -------------
Net unrealized appreciation (depreciation)   $ (84,716,061)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--September 30, 2008

DISCIPLINED GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 97.29%
APPAREL & ACCESSORY STORES: 2.36%
      79,700  AEROPOSTALE INCORPORATED+<<                                                                            $    2,559,167
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.39%
      57,300  WARNACO GROUP INCORPORATED+<<                                                                               2,595,117
                                                                                                                     --------------
BIOPHARMACEUTICALS: 1.98%
      27,760  CEPHALON INCORPORATED+<<                                                                                    2,151,122
                                                                                                                     --------------
BUSINESS SERVICES: 17.71%
      60,900  ADOBE SYSTEMS INCORPORATED                                                                                  2,403,723
      64,200  AUTODESK INCORPORATED+                                                                                      2,153,910
      77,300  BMC SOFTWARE INCORPORATED+                                                                                  2,213,099
      85,900  CA INCORPORATED                                                                                             1,714,564
      40,935  GLOBAL PAYMENTS INCORPORATED                                                                                1,836,344
     104,300  JUNIPER NETWORKS INCORPORATED+                                                                              2,197,601
      10,300  MASTERCARD INCORPORATED CLASS A                                                                             1,826,499
      96,600  NCR CORPORATION+                                                                                            2,130,030
     141,200  SYMANTEC CORPORATION+                                                                                       2,764,696
                                                                                                                         19,240,466
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 6.40%
      31,600  COLGATE-PALMOLIVE COMPANY                                                                                   2,381,060
      25,300  MONSANTO COMPANY                                                                                            2,504,194
      39,500  SIGMA-ALDRICH CORPORATION                                                                                   2,070,590
                                                                                                                          6,955,844
                                                                                                                     --------------
EDUCATIONAL SERVICES: 2.39%
      43,700  APOLLO GROUP INCORPORATED CLASS A+                                                                          2,591,410
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.66%
      48,945  ALLEGHENY ENERGY INCORPORATED                                                                               1,799,708
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.66%
      65,200  AMPHENOL CORPORATION CLASS A                                                                                2,617,128
     138,900  QLOGIC CORPORATION+<<                                                                                       2,133,504
      45,000  QUALCOMM INCORPORATED                                                                                       1,933,650
      29,430  SOHU.COM INCORPORATED+                                                                                      1,640,723
                                                                                                                          8,325,005
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.45%
      65,700  ACCENTURE LIMITED CLASS A                                                                                   2,496,600
      43,100  JACOBS ENGINEERING GROUP INCORPORATED+                                                                      2,340,761
                                                                                                                          4,837,361
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 1.61%
      24,500  PEPSICO INCORPORATED                                                                                        1,746,115
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 6.78%
      71,500  BIG LOTS INCORPORATED+                                                                                      1,989,845
      63,200  BJ'S WHOLESALE CLUB INCORPORATED+                                                                           2,455,952
      48,800  WAL-MART STORES INCORPORATED                                                                                2,922,632

                                                                                                                          7,368,429
                                                                                                                     --------------

                   124 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

DISCIPLINED GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.32%
      54,500  AGCO CORPORATION<<                                                                                     $    2,322,245
      35,300  CUMMINS INCORPORATED                                                                                        1,543,316
      53,500  DOVER CORPORATION                                                                                           2,169,425
      58,700  HEWLETT-PACKARD COMPANY                                                                                     2,714,288
      22,800  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 2,666,688
      39,200  NATIONAL OILWELL VARCO INCORPORATED+                                                                        1,969,016
                                                                                                                         13,384,978
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.76%
      76,300  UNUMPROVIDENT CORPORATION                                                                                   1,915,130
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.95%
      36,200  BECTON DICKINSON & COMPANY                                                                                  2,905,412
      44,900  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      2,469,500
                                                                                                                          5,374,912
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.52%
       5,130  INTUITIVE SURGICAL INCORPORATED+                                                                            1,236,227
      59,400  ST. JUDE MEDICAL INCORPORATED+                                                                              2,583,306
                                                                                                                          3,819,533
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 2.08%
      30,600  EXPRESS SCRIPTS INCORPORATED+                                                                               2,258,892
                                                                                                                     --------------
MEDICAL PRODUCTS: 2.06%
      34,100  BAXTER INTERNATIONAL INCORPORATED                                                                           2,237,983
                                                                                                                     --------------
MISCELLANEOUS SERVICES: 1.74%
      19,985  D&B CORPORATION                                                                                             1,885,785
                                                                                                                     --------------
OIL & GAS EXTRACTION: 5.58%
      23,600  DEVON ENERGY CORPORATION                                                                                    2,152,320
      32,200  ENSCO INTERNATIONAL INCORPORATED                                                                            1,855,686
      29,100  OCCIDENTAL PETROLEUM CORPORATION                                                                            2,050,095
                                                                                                                          6,058,101
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.05%
      28,700  EXXON MOBIL CORPORATION                                                                                     2,228,842
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 1.67%
      33,200  CSX CORPORATION<<                                                                                           1,811,724
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.71%
      60,800  NASDAQ STOCK MARKET INCORPORATED+                                                                           1,858,656
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 2.46%
      44,500  UNITED TECHNOLOGIES CORPORATION                                                                             2,672,670
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $107,146,532)                                                                                 105,676,950
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 7.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.64%
     173,608  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     173,608
     173,608  DAILY ASSETS FUND INSTITUTIONAL                                                                               173,608
     173,608  DREYFUS CASH MANAGEMENT FUND                                                                                  173,608
     173,608  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               173,608

                                                                                                                            694,432
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--September 30, 2008

DISCIPLINED GROWTH PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.84%
$    141,385  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008   $      141,385
      65,761  BANCO SANTANDER TOTTA LOAN+/-++                                               2.51        10/15/2008           65,756
      65,761  BANK OF IRELAND+/-++                                                          2.80        10/14/2008           65,759
   1,183,691  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,183,765)                                     2.25        10/01/2008        1,183,691
      67,157  CHEYNE FINANCE LLC+/-++(a)(i)####                                             2.08        02/25/2008            1,108
      51,704  CHEYNE FINANCE LLC+/-(a)(i)####                                               7.04        05/19/2008              853
      42,542  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $42,543)                                 1.15        10/01/2008           42,542
   1,292,854  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $1,292,935)                                     2.25        10/01/2008        1,292,854
     252,218  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          109,891
     170,978  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008          170,978
     139,610  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $139,636)                                6.75        10/01/2008          139,610
   1,292,854  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $1,292,917)                              1.75        10/01/2008        1,292,854
     141,385  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008          141,385
     141,385  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008          141,385
      12,166  MORGAN STANLEY+/-                                                             2.64        10/15/2008           12,166
   1,061,903  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $1,061,932)                              1.00        10/01/2008        1,061,903
     131,521  NORTHERN ROCK PLC+/-++                                                        2.52        10/03/2008          131,509
      39,456  ROYAL BANK OF CANADA                                                          0.25        10/01/2008           39,456
     128,891  ROYAL BANK OF CANADA                                                          8.00        10/01/2008          128,891
     107,847  ROYAL BANK OF CANADA                                                         10.00        10/01/2008          107,847
      71,021  ROYAL BANK OF CANADA                                                         11.00        10/01/2008           71,021
     107,847  ROYAL BANK OF CANADA                                                         12.00        10/01/2008          107,847
     141,385  STARBIRD FUNDING CORPORATION++                                                7.00        10/01/2008          141,385
     141,385  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008          141,385
      65,761  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                       2.52        10/14/2008           65,758
      65,761  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                            2.52        10/08/2008           65,759
     141,385  VERSAILLES CP LLC++                                                           7.00        10/01/2008          141,385
      81,543  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.05        04/03/2008           62,788
     131,521  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.06        02/15/2008          101,271
     113,108  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.07        07/28/2008           87,093
      65,761  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.10        08/07/2008           50,636
     131,521  WHITE PINE FINANCE LLC+/-++(a)(i)####                                         4.01        02/22/2008          120,609

                                                                                                                          7,428,760
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,263,722)                                                                 8,123,192
                                                                                                                     --------------

                   126 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

DISCIPLINED GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 3.20%
   3,473,513  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $    3,473,513
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,473,513)                                                                            3,473,513
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $118,883,767)*               107.97%                                                                           $  117,273,655
OTHER ASSETS AND LIABILITIES, NET   (7.97)                                                                               (8,652,290)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $  108,621,365
                                   ------                                                                            --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $3,473,513.

* Cost for federal income tax purposes is $119,060,044 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 7,981,685
Gross unrealized depreciation                 (9,768,074)
                                             -----------
Net unrealized appreciation (depreciation)   $(1,786,389)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--September 30, 2008

EMERGING GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 96.45%
AMUSEMENT & RECREATION SERVICES: 0.97%
      31,400  WMS INDUSTRIES INCORPORATED+                                                                           $      959,898
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.69%
      10,100  AEROPOSTALE INCORPORATED+                                                                                     324,311
       6,400  THE BUCKLE INCORPORATED<<                                                                                     355,456
                                                                                                                            679,767
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.66%
      27,100  TRUE RELIGION APPAREL INCORPORATED+                                                                           700,535
      20,900  WARNACO GROUP INCORPORATED+<<                                                                                 946,561
                                                                                                                          1,647,096
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.61%
      41,900  COPART INCORPORATED+                                                                                        1,592,200
                                                                                                                     --------------
BIOPHARMACEUTICALS: 3.83%
      60,600  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                     2,381,580
      13,500  UNITED THERAPEUTICS CORPORATION+<<                                                                          1,419,795
                                                                                                                          3,801,375
                                                                                                                     --------------
BUSINESS SERVICES: 15.54%
      13,000  ANSYS INCORPORATED+                                                                                           492,310
       5,100  BANKRATE INCORPORATED+                                                                                        198,441
      34,900  CAPELLA EDUCATION COMPANY+                                                                                  1,495,814
      83,600  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         3,198,536
      90,100  CYBERSOURCE CORPORATION+                                                                                    1,451,511
      12,200  F5 NETWORKS INCORPORATED+                                                                                     285,236
      85,000  FALCONSTOR SOFTWARE INCORPORATED+                                                                             455,600
      37,700  IGATE CORPORATION+                                                                                            326,859
       2,513  MASTECH HOLDINGS INCORPORATED+                                                                                 19,101
      23,900  MEDASSETS INCORPORATED+                                                                                       411,080
      38,800  MERCADOLIBRE INCORPORATED+<<                                                                                  789,580
      92,000  PHASE FORWARD INCORPORATED+                                                                                 1,923,720
      56,720  RISKMETRICS GROUP INCORPORATED+<<                                                                           1,110,010
      24,600  SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+<<                                                               628,530
      77,550  VOCUS INCORPORATED+                                                                                         2,633,598
                                                                                                                         15,419,926
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 3.93%
       6,300  FMC CORPORATION                                                                                               323,757
      31,300  IDEXX LABORATORIES INCORPORATED+<<                                                                          1,715,240
      45,200  MARTEK BIOSCIENCES CORPORATION+                                                                             1,420,184
      19,400  PHARMERICA CORPORATION+                                                                                       436,306
                                                                                                                          3,895,487
                                                                                                                     --------------
COAL MINING: 0.63%
      11,700  PENN VIRGINIA CORPORATION<<                                                                                   625,248
                                                                                                                     --------------
COMMUNICATIONS: 1.74%
      24,900  EQUINIX INCORPORATED+<<                                                                                     1,729,554
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 0.12%
       2,100  SVB FINANCIAL GROUP+<<                                                                                        121,632
                                                                                                                     --------------

                   128 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EMERGING GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
E-COMMERCE/SERVICES: 1.42%
      20,600  PRICELINE.COM INCORPORATED+<<                                                                          $    1,409,658
                                                                                                                     --------------
EATING & DRINKING PLACES: 3.24%
     131,000  BURGER KING HOLDINGS INCORPORATED                                                                           3,217,360
                                                                                                                     --------------
EDUCATIONAL SERVICES: 4.35%
     12,100   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                                     584,188
     78,900   K12 INCORPORATED+                                                                                           2,090,850
     25,600   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                     1,644,544
                                                                                                                          4,319,582
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.38%
      19,900  CLEAN HARBORS INCORPORATED+                                                                                 1,344,245
      29,500  WASTE CONNECTIONS INCORPORATED+                                                                             1,011,850
                                                                                                                          2,356,095
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.40%
      11,750  DIODES INCORPORATED+                                                                                          216,788
     218,700  HARMONIC INCORPORATED+                                                                                      1,848,015
      43,800  JA SOLAR HOLDINGS COMPANY LIMITED+<<                                                                          463,404
      48,700  MICROSEMI CORPORATION+                                                                                      1,240,876
      91,900  MONOLITHIC POWER SYSTEMS+                                                                                   1,596,303
      68,900  SOLERA HOLDINGS INCORPORATED+                                                                               1,978,808
                                                                                                                          7,344,194
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.29%
       7,200  CORE LABORATORIES NV<<                                                                                        729,504
      22,500  RESOURCES CONNECTION INCORPORATED+                                                                            506,925
      10,300  SEQUENOM INCORPORATED+                                                                                        274,186
      20,600  STANLEY INCORPORATED+                                                                                         760,346
                                                                                                                          2,270,961
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.08%
      18,600  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                                  844,626
      36,700  EURAND NV+                                                                                                    666,472
      18,700  TREEHOUSE FOODS INCORPORATED+                                                                                 555,390
                                                                                                                          2,066,488
                                                                                                                     --------------
FOOTWEAR: 0.63%
       6,000  DECKERS OUTDOOR CORPORATION+<<                                                                                624,480
                                                                                                                     --------------
HEALTH SERVICES: 1.66%
       9,200  CARDIONET INCORPORATED+                                                                                       229,632
      32,800  CRYOLIFE INCORPORATED+                                                                                        430,336
      30,300  GENOPTIX INCORPORATED+                                                                                        989,901
                                                                                                                         1,649,869
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.01%
      30,950  COLFAX CORPORATION+                                                                                           517,175
      42,400  DATA DOMAIN INCORPORATED+<<                                                                                   944,248
      43,320  WOODWARD GOVERNOR COMPANY                                                                                   1,527,896
                                                                                                                          2,989,319
                                                                                                                     --------------
INSURANCE CARRIERS: 0.34%
       6,000  PROASSURANCE CORPORATION+                                                                                     336,000
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--September 30, 2008

EMERGING GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
LEGAL SERVICES: 1.75%
      24,100  FTI CONSULTING INCORPORATED+                                                                           $    1,740,984
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 15.23%
      35,400  AXSYS TECHNOLOGIES INCORPORATED+                                                                            2,086,476
       6,300  BIO-RAD LABORATORIES INCORPORATED+                                                                            624,456
      28,900  BRUKER BIOSCIENCES CORPORATION+                                                                               385,237
      21,000  CELERA CORPORATION+                                                                                           324,450
      44,100  CONMED CORPORATION+                                                                                         1,411,200
      17,300  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                   1,007,725
     111,400  ICON PLC ADR+<<                                                                                             4,261,050
      60,300  MASIMO CORPORATION+<<                                                                                       2,243,160
      16,400  NATUS MEDICAL INCORPORATED+                                                                                   371,624
      11,400  STERIS CORPORATION                                                                                            428,412
      64,600  WRIGHT MEDICAL GROUP INCORPORATED+<<                                                                        1,966,424
                                                                                                                         15,110,214
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.25%
      65,260  NUVASIVE INCORPORATED+<<                                                                                    3,219,276
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.02%
      58,600  VOLCANO CORPORATION+                                                                                        1,013,194
                                                                                                                     --------------
OIL & GAS EXTRACTION: 5.57%
      58,400  ARENA RESOURCES INCORPORATED+<<                                                                             2,268,840
       7,600  ATWOOD OCEANICS INCORPORATED+                                                                                 276,640
      16,400  CARRIZO OIL & GAS INCORPORATED+<<                                                                             594,828
      14,900  CNX GAS CORPORATION+                                                                                          333,611
       7,500  GOODRICH PETROLEUM CORPORATION+                                                                               326,925
      13,200  PETROLEUM DEVELOPMENT CORPORATION+                                                                            585,684
      26,700  REX ENERGY CORPORATED+<<                                                                                      420,792
      27,000  WILLBROS GROUP INCORPORATED+<<                                                                                715,500
                                                                                                                          5,522,820
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.12%
      30,100  MSCI INCORPORATED+<<                                                                                          722,400
      72,300  VISTAPRINT LIMITED+<<                                                                                       2,374,332
                                                                                                                          3,096,732
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 2.16%
      48,400  KANSAS CITY SOUTHERN+                                                                                       2,147,024
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
       8,400  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                     410,088
                                                                                                                     --------------
SOCIAL SERVICES: 0.86%
      21,500  ALMOST FAMILY INCORPORATED+<<                                                                                 850,325
                                                                                                                     --------------
SOFTWARE: 0.75%
      12,500  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                    741,125
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 1.10%
      34,300  AEROVIRONMENT INCORPORATED+                                                                                 1,095,885
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 1.71%
      99,800  LKQ CORPORATION+                                                                                            1,693,605
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $97,600,035)                                                                                   95,697,461
                                                                                                                     --------------

                   130 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EMERGING GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COLLATERAL FOR SECURITIES LENDING: 31.68%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.71%
     671,658  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              $      671,658
     671,658  DAILY ASSETS FUND INSTITUTIONAL                                                                               671,658
     671,658  DREYFUS CASH MANAGEMENT FUND                                                                                  671,658
     671,658  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               671,658
                                                                                                                          2,686,632
                                                                                                                     --------------

 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE       VALUE
------------                                                                           -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 28.97%
$    546,994  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008          546,994
     254,416  BANCO SANTANDER TOTTA LOAN+/-++                                               2.51        10/15/2008          254,399
     254,416  BANK OF IRELAND+/-++                                                          2.80        10/14/2008          254,409
   4,579,483  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $4,579,769)                                     2.25        10/01/2008        4,579,483
     259,817  CHEYNE FINANCE LLC+/-++(a)(i)####                                             2.08        02/25/2008            4,287
     200,032  CHEYNE FINANCE LLC+/-(a)(i)####                                               7.04        05/19/2008            3,301
     164,587  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $164,592)                                1.15        10/01/2008          164,587
   5,001,814  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $5,002,127)                                     2.25        10/01/2008        5,001,814
     975,785  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          425,150
     661,481  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008          661,481
     540,125  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $540,226)                                6.75        10/01/2008          540,125
   5,001,814  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $5,002,057)                              1.75        10/01/2008        5,001,814
     546,994  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008          546,994
     546,994  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008          546,994
      47,067  MORGAN STANLEY+/-                                                             2.64        10/15/2008           47,067
   4,108,305  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $4,108,419)                              1.00        10/01/2008        4,108,305
     508,831  NORTHERN ROCK PLC+/-++                                                        2.52        10/03/2008          508,785
     152,649  ROYAL BANK OF CANADA                                                          0.25        10/01/2008          152,649
     498,655  ROYAL BANK OF CANADA                                                          8.00        10/01/2008          498,655
     417,242  ROYAL BANK OF CANADA                                                         10.00        10/01/2008          417,242
     274,769  ROYAL BANK OF CANADA                                                         11.00        10/01/2008          274,769
     417,242  ROYAL BANK OF CANADA                                                         12.00        10/01/2008          417,242
     546,994  STARBIRD FUNDING CORPORATION++                                                7.00        10/01/2008          546,994
     546,994  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008          546,994
     254,416  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                       2.52        10/14/2008          254,405
     254,416  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                            2.52        10/08/2008          254,410
     546,994  VERSAILLES CP LLC++                                                           7.00        10/01/2008          546,994
     315,476  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.05        04/03/2008          242,916
     508,831  VICTORIA FINANCE LLC+/-++(a)(i)####                                           4.06        02/15/2008          391,800
     437,595  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.07        07/28/2008          336,948
     254,416  VICTORIA FINANCE LLC+/-++(a)(i)####                                           7.10        08/07/2008          195,900
     508,831  WHITE PINE FINANCE LLC+/-++(a)(i)####                                         4.01        02/22/2008          466,594
                                                                                                                         28,740,501
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,793,736)                                                               31,427,133
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--September 30, 2008

EMERGING GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
INVESTMENT COMPANIES: 1.31%
      18,400  ISHARES RUSSELL 2000 GROWTH INDEX FUND<<                                                               $    1,301,248
TOTAL INVESTMENT COMPANIES (COST $1,447,063)                                                                              1,301,248
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 3.11%
   3,085,099  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                3,085,099
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,085,099)                                                                            3,085,099
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,925,933)*                            132.55%                                                              $  131,510,941
OTHER ASSETS AND LIABILITIES, NET               (32.55)                                                                 (32,293,591)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $   99,217,350
                                                ------                                                               --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $3,085,099.

* Cost for federal income tax purposes is $135,407,898 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  6,623,145
Gross unrealized depreciation                 (10,520,102)
                                             ------------
Net unrealized appreciation (depreciation)   $ (3,896,957)

The accompanying notes are an integral part of these financial statements.

                   132 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EQUITY INCOME PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 98.87%
BUSINESS SERVICES: 3.02%
     143,225  MICROSOFT CORPORATION                                                                                  $    3,822,675
     114,000  ORACLE CORPORATION+                                                                                         2,315,340
     239,325  SYMANTEC CORPORATION+                                                                                       4,685,984
                                                                                                                         10,823,999
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 14.90%
     101,850  ABBOTT LABORATORIES                                                                                         5,864,523
      59,947  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       4,105,770
     192,425  BRISTOL-MYERS SQUIBB COMPANY                                                                                4,012,061
      22,025  COLGATE-PALMOLIVE COMPANY                                                                                   1,659,584
     122,709  E.I. DU PONT DE NEMOURS & COMPANY                                                                           4,945,173
     102,240  JOHNSON & JOHNSON                                                                                           7,083,187
     347,085  PFIZER INCORPORATED                                                                                         6,400,247
     144,860  PROCTER & GAMBLE COMPANY                                                                                   10,095,293
      73,031  ROHM & HAAS COMPANY<<                                                                                       5,112,170
     127,400  SCHERING-PLOUGH CORPORATION                                                                                 2,353,078
      46,000  WYETH                                                                                                       1,699,240
                                                                                                                         53,330,326
                                                                                                                     --------------
COMMUNICATIONS: 5.75%
     426,940  AT&T INCORPORATED                                                                                          11,920,165
     270,436  VERIZON COMMUNICATIONS INCORPORATED                                                                         8,678,291
                                                                                                                         20,598,456
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 14.80%
     326,230  BANK OF AMERICA CORPORATION<<                                                                              11,418,050
     202,505  BANK OF NEW YORK MELLON CORPORATION                                                                         6,597,613
     354,840  CITIGROUP INCORPORATED                                                                                      7,277,768
     344,090  JPMORGAN CHASE & COMPANY                                                                                   16,069,003
      70,750  STATE STREET CORPORATION                                                                                    4,024,260
     211,556  US BANCORP                                                                                                  7,620,247
                                                                                                                         53,006,941
                                                                                                                     --------------
EATING & DRINKING PLACES: 1.35%
      78,420  MCDONALD'S CORPORATION                                                                                      4,838,514
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.18%
      94,166  DOMINION RESOURCES INCORPORATED<<                                                                           4,028,421
         525  EXELON CORPORATION                                                                                             32,876
      42,995  FIRSTENERGY CORPORATION                                                                                     2,880,235
     132,570  FPL GROUP INCORPORATED                                                                                      6,668,271
      50,275  MDU RESOURCES GROUP INCORPORATED                                                                            1,457,975
     106,530  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                3,493,119
                                                                                                                         18,560,897
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   6.12%
     142,900  CISCO SYSTEMS INCORPORATED+                                                                                 3,223,824
     120,875  EMERSON ELECTRIC COMPANY                                                                                    4,930,491
     424,294  GENERAL ELECTRIC COMPANY                                                                                   10,819,497
     157,795  NOKIA OYJ ADR                                                                                               2,942,877
                                                                                                                         21,916,689
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--September 30, 2008

EQUITY INCOME PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.91%
      82,875  COMMERCIAL METALS COMPANY                                                                              $    1,399,759
      94,560  FORTUNE BRANDS INCORPORATED                                                                                 5,423,962
                                                                                                                          6,823,721
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.60%
      64,662  KRAFT FOODS INCORPORATED CLASS A                                                                            2,117,681
     101,095  PEPSICO INCORPORATED                                                                                        7,205,041
                                                                                                                          9,322,722
                                                                                                                     --------------
FOOD STORES: 0.85%
     128,300  SAFEWAY INCORPORATED                                                                                        3,043,276
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 2.25%
     163,995  TARGET CORPORATION                                                                                          8,043,955
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.07%
      59,116  3M COMPANY                                                                                                  4,038,214
     181,670  HEWLETT-PACKARD COMPANY                                                                                     8,400,421
     223,250  INTEL CORPORATION                                                                                           4,181,473
      43,792  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 5,121,912
                                                                                                                         21,742,020
                                                                                                                     --------------
INSURANCE CARRIERS: 4.89%
     143,405  METLIFE INCORPORATED                                                                                        8,030,680
      25,800  PRUDENTIAL FINANCIAL INCORPORATED                                                                           1,857,600
     168,150  THE TRAVELERS COMPANIES INCORPORATED                                                                        7,600,380
                                                                                                                         17,488,660
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.77%
      44,234  BECTON DICKINSON & COMPANY                                                                                  3,550,221
      74,425  ROCKWELL AUTOMATION INCORPORATED                                                                            2,779,030
                                                                                                                          6,329,251
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.36%
      97,275  MEDTRONIC INCORPORATED                                                                                      4,873,478
                                                                                                                     --------------
MEDICAL PRODUCTS: 0.79%
      89,775  MERCK & COMPANY INCORPORATED                                                                                2,833,299
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.11%
     118,375  CVS CAREMARK CORPORATION                                                                                    3,984,503
                                                                                                                     --------------
MOTION PICTURES: 1.81%
     245,050  TIME WARNER INCORPORATED                                                                                    3,212,606
     106,215  WALT DISNEY COMPANY                                                                                         3,259,738
                                                                                                                          6,472,344
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.76%
      97,010  AMERICAN EXPRESS COMPANY                                                                                    3,437,064
      55,925  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         2,852,175
                                                                                                                          6,289,239
                                                                                                                     --------------
OIL & GAS EXTRACTION: 2.27%
      82,300  CHESAPEAKE ENERGY CORPORATION                                                                               2,951,278
     153,775  HALLIBURTON COMPANY                                                                                         4,980,772
       2,700  SCHLUMBERGER LIMITED                                                                                          210,843
                                                                                                                          8,142,893
                                                                                                                     --------------

                   134 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EQUITY INCOME PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.75%
     152,320  CHEVRON CORPORATION                                                                                    $   12,563,354
     171,400  CONOCOPHILLIPS                                                                                             12,555,050
     217,436  EXXON MOBIL CORPORATION                                                                                    16,886,080
      91,550  MARATHON OIL CORPORATION                                                                                    3,650,099
                                                                                                                         45,654,583
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.37%
      13,272  AMERIPRISE FINANCIAL INCORPORATED                                                                             506,990
      31,800  MERRILL LYNCH & COMPANY INCORPORATED                                                                          804,540
                                                                                                                          1,311,530
                                                                                                                     --------------
TOBACCO PRODUCTS: 0.92%
      68,275  PHILIP MORRIS INTERNATIONAL                                                                                 3,284,028
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 3.25%
     145,130  HONEYWELL INTERNATIONAL INCORPORATED                                                                        6,030,152
      93,500  UNITED TECHNOLOGIES CORPORATION                                                                             5,615,610
                                                                                                                         11,645,762
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.02%
     118,525  SYSCO CORPORATION                                                                                           3,654,123
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $314,171,755)                                                                                 354,015,209
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 5.11%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.44%
     391,037  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     391,037
     391,037  DAILY ASSETS FUND INSTITUTIONAL                                                                               391,037
     391,037  DREYFUS CASH MANAGEMENT FUND                                                                                  391,037
     391,037  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               391,037
                                                                                                                          1,564,148
                                                                                                                     --------------

  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.67%
$    318,458  ATLANTIS ONE FUNDING CORPORATION++                                           6.75%        10/01/2008          318,458
     148,120  BANCO SANTANDER TOTTA LOAN+/-++                                              2.51         10/15/2008          148,110
     148,120  BANK OF IRELAND+/-++                                                         2.80         10/14/2008          148,116
   2,666,162  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,666,329)                                    2.25         10/01/2008        2,666,162
     151,264  CHEYNE FINANCE LLC+/-++(a)(i)####                                            2.08         02/25/2008            2,496
     116,458  CHEYNE FINANCE LLC+/-(a)(i)####                                              7.04         05/19/2008            1,922
      95,822  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $95,825)                                1.15         10/01/2008           95,822
   2,912,041  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,912,223)                                    2.25         10/01/2008        2,912,041
     568,099  GRYPHON FUNDING LIMITED(a)(i)                                                0.00         08/23/2009          247,521
     385,112  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                          2.58         10/16/2008          385,112
     314,459  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $314,518)                               6.75         10/01/2008          314,459
   2,912,041  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $2,912,183)                             1.75         10/01/2008        2,912,041
     318,458  MATCHPOINT MASTER TRUST++                                                    6.75         10/01/2008          318,458
     318,458  MONT BLANC CAPITAL CORPORATION++                                             7.50         10/01/2008          318,458
      27,402  MORGAN STANLEY+/-                                                            2.64         10/15/2008           27,402

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--September 30, 2008

EQUITY INCOME PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,391,843  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $2,391,909)                                1.00%     10/01/2008   $    2,391,843
     296,240  NORTHERN ROCK PLC+/-++                                                          2.52      10/03/2008          296,213
      88,872  ROYAL BANK OF CANADA                                                            0.25      10/01/2008           88,872
     290,315  ROYAL BANK OF CANADA                                                            8.00      10/01/2008          290,315
     242,917  ROYAL BANK OF CANADA                                                           10.00      10/01/2008          242,917
     159,970  ROYAL BANK OF CANADA                                                           11.00      10/01/2008          159,970
     242,917  ROYAL BANK OF CANADA                                                           12.00      10/01/2008          242,917
     318,458  STARBIRD FUNDING CORPORATION++                                                  7.00      10/01/2008          318,458
     318,458  TULIP FUNDING CORPORATION++                                                     6.75      10/01/2008          318,458
     148,120  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                         2.52      10/14/2008          148,114
     148,120  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                              2.52      10/08/2008          148,117
     318,458  VERSAILLES CP LLC++                                                             7.00      10/01/2008          318,458
     183,669  VICTORIA FINANCE LLC+/-++(a)(i)####                                             4.05      04/03/2008          141,425
     296,240  VICTORIA FINANCE LLC+/-++(a)(i)####                                             4.06      02/15/2008          228,105
     254,767  VICTORIA FINANCE LLC+/-++(a)(i)####                                             7.07      07/28/2008          196,170
     148,120  VICTORIA FINANCE LLC+/-++(a)(i)####                                             7.10      08/07/2008          114,052
     296,240  WHITE PINE FINANCE LLC+/-++(a)(i)####                                           4.01      02/22/2008          271,654
                                                                                                                         16,732,636
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,806,442)                                                               18,296,784
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.90%
   6,784,659  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                6,784,659
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,784,659)                                                                            6,784,659
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $339,762,856)*                             105.88%                                                          $  379,096,652
OTHER ASSETS AND LIABILITIES, NET                    (5.88)                                                             (21,044,726)
                                                    ------                                                           --------------
TOTAL NET ASSETS                                    100.00%                                                          $  358,051,926
                                                    ------                                                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $6,784,659.

* Cost for federal income tax purposes is $340,403,547 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 81,685,363
Gross unrealized depreciation                 (42,992,258)
                                             ------------
Net unrealized appreciation (depreciation)   $ 38,693,105

The accompanying notes are an integral part of these financial statements.

                   136 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EQUITY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 99.30%
APPAREL & ACCESSORY STORES: 0.70%
      92,600  KOHL'S CORPORATION+                                                                                    $    4,267,008
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.94%
      73,900  VF CORPORATION<<                                                                                            5,713,209
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.60%
      92,000  ADVANCE AUTO PARTS INCORPORATED                                                                             3,648,720
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.73%
      71,900  RYDER SYSTEM INCORPORATED                                                                                   4,457,800
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.96%
     237,860  PULTE HOMES INCORPORATED                                                                                    3,322,904
     182,050  WALTER INDUSTRIES INCORPORATED                                                                              8,638,273
                                                                                                                         11,961,177
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.31%
     337,700  LOWE'S COMPANIES INCORPORATED                                                                               8,000,113
                                                                                                                     --------------
BUSINESS SERVICES: 1.04%
     278,100  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                  6,323,994
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 11.63%
     224,100  AMGEN INCORPORATED+                                                                                        13,282,407
     125,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                           5,061,680
     466,100  INVITROGEN CORPORATION+<<                                                                                  17,618,580
      91,500  JOHNSON & JOHNSON                                                                                           6,339,120
      49,100  MOSAIC COMPANY                                                                                              3,339,782
     739,700  PFIZER INCORPORATED                                                                                        13,640,068
      63,100  PROCTER & GAMBLE COMPANY                                                                                    4,397,439
     250,000  TERRA INDUSTRIES INCORPORATED<<                                                                             7,350,000
                                                                                                                         71,029,076
                                                                                                                     --------------
COMMUNICATIONS: 7.30%
     704,300  AT&T INCORPORATED                                                                                          19,664,056
     349,500  COMCAST CORPORATION CLASS A                                                                                 6,860,685
     122,000  NII HOLDINGS INCORPORATED+                                                                                  4,626,240
     418,300  VERIZON COMMUNICATIONS INCORPORATED                                                                        13,423,247
                                                                                                                         44,574,228
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 15.78%
     571,300  BANK OF AMERICA CORPORATION<<                                                                              19,995,500
     668,100  JPMORGAN CHASE & COMPANY                                                                                   31,200,270
     354,627  MARSHALL & ILSLEY CORPORATION<<                                                                             7,145,734
     529,000  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                   8,881,910
     362,700  SUNTRUST BANKS INCORPORATED                                                                                16,317,873
     170,100  WESTERN UNION COMPANY                                                                                       4,196,367
     222,900  ZIONS BANCORPORATION<<                                                                                      8,626,230
                                                                                                                         96,363,884
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.92%
      91,000  MCDONALD'S CORPORATION                                                                                      5,614,700
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--September 30, 2008

EQUITY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.25%
     380,000  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                  $    4,221,800
     347,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               12,849,410
     412,800  NORTHEAST UTILITIES                                                                                        10,588,320
     178,400  NRG ENERGY INCORPORATED+<<                                                                                  4,415,400
                                                                                                                         32,074,930
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.59%
     579,100  MOTOROLA INCORPORATED                                                                                       4,134,774
     202,200  TYCO ELECTRONICS LIMITED                                                                                    5,592,852
                                                                                                                          9,727,626
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.16%
     125,600  CROWN HOLDINGS INCORPORATED+                                                                                2,789,576
      82,158  SNAP-ON INCORPORATED                                                                                        4,326,440
                                                                                                                          7,116,016
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 1.50%
      75,775  BUNGE LIMITED<<                                                                                             4,787,465
      93,100  MOLSON COORS BREWING COMPANY<<                                                                              4,352,425
                                                                                                                          9,139,890
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.22%
     150,000  CNH GLOBAL N.V.<<                                                                                           3,306,000
      70,700  CUMMINS INCORPORATED                                                                                        3,091,004
     205,800  HEWLETT-PACKARD COMPANY                                                                                     9,516,192
      80,300  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 9,391,888
      99,400  SPX CORPORATION                                                                                             7,653,800
     165,500  TEREX CORPORATION+                                                                                          5,051,060
                                                                                                                         38,009,944
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.67%
     414,400  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    13,161,344
     368,700  UNUMPROVIDENT CORPORATION<<                                                                                 9,254,370
                                                                                                                         22,415,714
                                                                                                                     --------------
INSURANCE CARRIERS: 5.46%
      84,000  ACE LIMITED                                                                                                 4,546,920
      63,100  ARCH CAPITAL GROUP LIMITED+<<                                                                               4,608,193
     374,100  THE TRAVELERS COMPANIES INCORPORATED                                                                       16,909,320
     155,100  WELLPOINT INCORPORATED+                                                                                     7,254,027
                                                                                                                         33,318,460
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.80%
     397,100  BOSTON SCIENTIFIC CORPORATION+<<                                                                            4,872,417
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.12%
     157,200  ST. JUDE MEDICAL INCORPORATED                                                                               6,836,628
                                                                                                                     --------------
METAL MINING: 1.61%
     172,700  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         9,817,995
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.66%
     300,900  CVS CAREMARK CORPORATION                                                                                   10,128,294
                                                                                                                     --------------
MOTION PICTURES: 1.12%
     223,900  WALT DISNEY COMPANY                                                                                         6,871,491
                                                                                                                     --------------

                   138 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EQUITY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
OIL & GAS EXTRACTION: 5.88%
      71,400  APACHE CORPORATION                                                                                     $    7,445,592
     190,200  NOBLE CORPORATION                                                                                           8,349,780
      95,100  NOBLE ENERGY INCORPORATED                                                                                   5,286,609
     145,300  OCCIDENTAL PETROLEUM CORPORATION                                                                           10,236,385
      64,000  WHITING PETROLEUM CORPORATION+                                                                              4,560,640
                                                                                                                         35,879,006
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 1.31%
     305,600  INTERNATIONAL PAPER COMPANY<<                                                                               8,000,608
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.87%
     152,000  CHEVRON CORPORATION                                                                                        12,536,960
     114,300  CONOCOPHILLIPS                                                                                              8,372,475
     325,200  EXXON MOBIL CORPORATION                                                                                    25,255,032
      97,200  HESS CORPORATION                                                                                            7,978,176
                                                                                                                         54,142,643
                                                                                                                     --------------
PIPELINES: 0.92%
     238,900  THE WILLIAMS COMPANIES INCORPORATED                                                                         5,649,985
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.84%
     129,800  NUCOR CORPORATION                                                                                           5,127,100
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 1.71%
      57,900  NORFOLK SOUTHERN CORPORATION                                                                                3,833,559
      92,600  UNION PACIFIC CORPORATION                                                                                   6,589,416
                                                                                                                         10,422,975
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.10%
     301,100  INVESCO LIMITED<<                                                                                           6,317,078
     413,000  NASDAQ STOCK MARKET INCORPORATED+<<                                                                        12,625,410
                                                                                                                         18,942,488
                                                                                                                     --------------
TOBACCO PRODUCTS: 2.13%
     270,900  PHILIP MORRIS INTERNATIONAL                                                                                13,030,290
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.47%
     388,500  DELTA AIR LINES INCORPORATED+<<                                                                             2,894,325
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $669,429,290)                                                                                 606,372,734
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 12.74%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.09%
   1,662,992  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   1,662,992
   1,662,992  DAILY ASSETS FUND INSTITUTIONAL                                                                             1,662,992
   1,662,992  DREYFUS CASH MANAGEMENT FUND                                                                                1,662,992
   1,662,992  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             1,662,992
                                                                                                                          6,651,968
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--September 30, 2008

EQUITY VALUE PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.65%
$  1,354,331  ATLANTIS ONE FUNDING CORPORATION++                                             6.75%      10/01/2008   $    1,354,331
     629,921  BANCO SANTANDER TOTTA LOAN+/-++                                                2.51       10/15/2008          629,879
     629,921  BANK OF IRELAND+/-++                                                           2.80       10/14/2008          629,905
  11,338,584  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $11,339,293)                                     2.25       10/01/2008       11,338,584
     643,293  CHEYNE FINANCE LLC+/-++(a)(i)####                                              2.08       02/25/2008           10,614
     495,270  CHEYNE FINANCE LLC+/-(a)(i)####                                                7.04       05/19/2008            8,172
     407,509  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $407,522)                                 1.15       10/01/2008          407,509
  12,384,253  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $12,385,027)                                     2.25       10/01/2008       12,384,253
   2,415,997  GRYPHON FUNDING LIMITED(a)(i)                                                  0.00       08/23/2009        1,052,650
   1,637,795  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                            2.58       10/16/2008        1,637,795
   1,337,323  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $1,337,574)                               6.75       10/01/2008        1,337,323
  12,384,253  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $12,384,855)                              1.75       10/01/2008       12,384,253
   1,354,331  MATCHPOINT MASTER TRUST++                                                      6.75       10/01/2008        1,354,331
   1,354,331  MONT BLANC CAPITAL CORPORATION++                                               7.50       10/01/2008        1,354,331
     116,535  MORGAN STANLEY+/-                                                              2.64       10/15/2008          116,535
  10,171,970  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $10,172,253)                              1.00       10/01/2008       10,171,970
   1,259,843  NORTHERN ROCK PLC+/-++                                                         2.52       10/03/2008        1,259,727
     377,953  ROYAL BANK OF CANADA                                                           0.25       10/01/2008          377,953
   1,234,646  ROYAL BANK OF CANADA                                                           8.00       10/01/2008        1,234,646
   1,033,071  ROYAL BANK OF CANADA                                                          10.00       10/01/2008        1,033,071
     680,315  ROYAL BANK OF CANADA                                                          11.00       10/01/2008          680,315
   1,033,071  ROYAL BANK OF CANADA                                                          12.00       10/01/2008        1,033,071
   1,354,331  STARBIRD FUNDING CORPORATION++                                                 7.00       10/01/2008        1,354,331
   1,354,331  TULIP FUNDING CORPORATION++                                                    6.75       10/01/2008        1,354,331
     629,921  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                        2.52       10/14/2008          629,895
     629,921  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             2.52       10/08/2008          629,906
   1,354,331  VERSAILLES CP LLC++                                                            7.00       10/01/2008        1,354,331
     781,102  VICTORIA FINANCE LLC+/-++(a)(i)####                                            4.05       04/03/2008          601,449
   1,259,843  VICTORIA FINANCE LLC+/-++(a)(i)####                                            4.06       02/15/2008          970,079
   1,083,465  VICTORIA FINANCE LLC+/-++(a)(i)####                                            7.07       07/28/2008          834,268
     629,921  VICTORIA FINANCE LLC+/-++(a)(i)####                                            7.10       08/07/2008          485,039
   1,259,843  WHITE PINE FINANCE LLC+/-++(a)(i)####                                          4.01       02/22/2008        1,155,277
                                                                                                                         71,160,124
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $78,453,083)                                                               77,812,092
                                                                                                                     --------------

                   140 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

EQUITY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 1.36%
   8,271,768  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $    8,271,768
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,271,768)                                                                            8,271,768
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $756,154,141)*            113.40%                                                                           $  692,456,594
OTHER ASSETS AND LIABILITIES, NET  (13.40)                                                                              (81,809,575)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $  610,647,019
                                   ------                                                                            --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $8,271,768

* Cost for federal income tax purposes is $758,287,313 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $ 14,387,065
Gross unrealized depreciation                (80,217,784)
                                            ------------
Net unrealized appreciation (depreciation)  $(65,830,719)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 99.87%
AMUSEMENT & RECREATION SERVICES: 0.05%
      67,998  INTERNATIONAL GAME TECHNOLOGY                                                                          $    1,168,206
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.35%
      19,116  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                         754,126
     103,125  GAP INCORPORATED<<                                                                                          1,833,563
      66,890  KOHL'S CORPORATION+                                                                                         3,082,291
      62,679  LIMITED BRANDS INCORPORATED<<                                                                               1,085,600
      35,026  NORDSTROM INCORPORATED<<                                                                                    1,009,449
                                                                                                                          7,765,029
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.13%
      18,324  JONES APPAREL GROUP INCORPORATED                                                                              339,177
      20,815  LIZ CLAIBORNE INCORPORATED<<                                                                                  341,990
      12,486  POLO RALPH LAUREN CORPORATION                                                                                 832,067
      19,135  VF CORPORATION<<                                                                                            1,479,327
                                                                                                                          2,992,561
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
      23,667  AUTONATION INCORPORATED<<+                                                                                    266,017
       9,175  AUTOZONE INCORPORATED<<+                                                                                    1,131,645
                                                                                                                          1,397,662
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
      12,399  RYDER SYSTEM INCORPORATED<<                                                                                   768,738
                                                                                                                     --------------
BIOPHARMACEUTICALS: 0.91%
      99,907  CELGENE CORPORATION+                                                                                        6,322,115
      59,004  GENZYME CORPORATION<<+                                                                                      4,772,834
     202,043  GILEAD SCIENCES INCORPORATED<<+                                                                             9,209,120
                                                                                                                         20,304,069
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.12%
      27,140  CENTEX CORPORATION                                                                                            439,668
      60,497  D.R. HORTON INCORPORATED<<                                                                                    787,671
      16,531  KB HOME<<                                                                                                     325,330
      31,045  LENNAR CORPORATION CLASS A<<                                                                                  471,574
      46,924  PULTE HOMES INCORPORATED                                                                                      655,528
                                                                                                                          2,679,771
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.89%
      28,381  FASTENAL COMPANY<<                                                                                          1,401,738
     373,038  HOME DEPOT INCORPORATED<<                                                                                   9,657,954
     321,911  LOWE'S COMPANIES INCORPORATED                                                                               7,626,072
      21,670  SHERWIN-WILLIAMS COMPANY                                                                                    1,238,657
                                                                                                                         19,924,421
                                                                                                                     --------------
BUSINESS SERVICES: 6.40%
     116,504  ADOBE SYSTEMS INCORPORATED                                                                                  4,598,413
      21,363  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          1,081,609
      37,144  AKAMAI TECHNOLOGIES INCORPORATED+                                                                             647,791
      49,407  AUTODESK INCORPORATED<<                                                                                     1,657,605
     111,763  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      4,777,868
      41,736  BMC SOFTWARE INCORPORATED+                                                                                  1,194,902
      86,507  CA INCORPORATED                                                                                             1,726,680

                   142 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
BUSINESS SERVICES (continued)
      40,056  CITRIX SYSTEMS INCORPORATED<<+                                                                         $    1,011,815
      64,050  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         1,462,262
      33,239  COMPUTER SCIENCES CORPORATION+                                                                              1,335,875
      55,983  COMPUWARE CORPORATION+                                                                                        542,475
      26,756  CONVERGYS CORPORATION+                                                                                        395,454
     239,942  EBAY INCORPORATED+                                                                                          5,369,902
      70,023  ELECTRONIC ARTS INCORPORATED+                                                                               2,590,151
      28,167  EQUIFAX INCORPORATED                                                                                          970,353
      41,668  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                           769,191
      36,028  FISERV INCORPORATED+                                                                                        1,704,845
      52,487  GOOGLE INCORPORATED CLASS A+                                                                               21,022,093
      39,944  IMS HEALTH INCORPORATED                                                                                       755,341
     104,648  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                                811,022
      70,503  INTUIT INCORPORATED<<+                                                                                      2,228,600
     119,379  JUNIPER NETWORKS INCORPORATED<<+                                                                            2,515,316
      15,887  MASTERCARD INCORPORATED CLASS A<<                                                                           2,817,242
   1,724,566  MICROSOFT CORPORATION                                                                                      46,028,667
      27,229  MONSTER WORLDWIDE INCORPORATED<<+                                                                             405,984
      75,829  NOVELL INCORPORATED+                                                                                          389,761
      70,018  OMNICOM GROUP INCORPORATED                                                                                  2,699,894
     860,616  ORACLE CORPORATION+                                                                                        17,479,111
      34,243  ROBERT HALF INTERNATIONAL INCORPORATED                                                                        847,514
      22,854  SALESFORCE.COM INCORPORATED<<+                                                                              1,106,134
     165,373  SUN MICROSYSTEMS INCORPORATED+                                                                              1,256,833
     184,293  SYMANTEC CORPORATION+                                                                                       3,608,457
      43,416  TOTAL SYSTEM SERVICES INCORPORATED                                                                            712,022
      78,971  UNISYS CORPORATION                                                                                            217,170
      42,435  VERISIGN INCORPORATED<<+                                                                                    1,106,705
     304,364  YAHOO! INCORPORATED<<+                                                                                      5,265,497
                                                                                                                        143,110,554
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 11.44%
     338,573  ABBOTT LABORATORIES                                                                                        19,495,033
      46,526  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       3,186,566
     232,379  AMGEN INCORPORATED+                                                                                        13,773,103
      23,388  AVERY DENNISON CORPORATION<<                                                                                1,040,298
      93,496  AVON PRODUCTS INCORPORATED                                                                                  3,886,629
      23,902  BARR PHARMACEUTICALS INCORPORATED+                                                                          1,560,801
      63,749  BIOGEN IDEC INCORPORATED<<+                                                                                 3,205,937
     434,788  BRISTOL-MYERS SQUIBB COMPANY                                                                                9,065,330
      12,407  CF INDUSTRIES HOLDINGS INCORPORATED                                                                         1,134,744
      30,328  CLOROX COMPANY                                                                                              1,901,262
     111,075  COLGATE-PALMOLIVE COMPANY                                                                                   8,369,501
     203,153  DOW CHEMICAL COMPANY                                                                                        6,456,202
     198,144  E.I. DU PONT DE NEMOURS & COMPANY                                                                           7,985,203
      16,778  EASTMAN CHEMICAL COMPANY                                                                                      923,797
      38,558  ECOLAB INCORPORATED                                                                                         1,870,834
     219,745  ELI LILLY & COMPANY                                                                                         9,675,372
      25,218  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                 1,258,630
      66,958  FOREST LABORATORIES INCORPORATED+                                                                           1,893,572
      35,020  HOSPIRA INCORPORATED+                                                                                       1,337,764
      17,254  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                               680,843
     613,762  JOHNSON & JOHNSON                                                                                          42,521,431
      54,137  KING PHARMACEUTICALS INCORPORATED+                                                                            518,632
     120,798  MONSANTO COMPANY                                                                                           11,956,586
      66,875  MYLAN LABORATORIES INCORPORATED<<                                                                             763,713
   1,480,541  PFIZER INCORPORATED                                                                                        27,301,176

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
CHEMICALS & ALLIED PRODUCTS (continued)
      36,046  PPG INDUSTRIES INCORPORATED<<                                                                          $    2,102,203
      69,180  PRAXAIR INCORPORATED                                                                                        4,962,973
     666,433  PROCTER & GAMBLE COMPANY<<                                                                                 46,443,716
      27,201  ROHM & HAAS COMPANY<<                                                                                       1,904,070
     357,032  SCHERING-PLOUGH CORPORATION                                                                                 6,594,381
      27,666  SIGMA-ALDRICH CORPORATION                                                                                   1,450,252
     292,865  WYETH                                                                                                      10,818,433
                                                                                                                        256,038,987
                                                                                                                     --------------
COAL MINING: 0.23%
      40,233  CONSOL ENERGY INCORPORATED<<                                                                                1,846,292
      18,573  MASSEY ENERGY COMPANY                                                                                         662,499
      59,727  PEABODY ENERGY CORPORATION                                                                                  2,687,715
                                                                                                                          5,196,506
                                                                                                                     --------------
COMMUNICATIONS: 3.75%
      86,522  AMERICAN TOWER CORPORATION CLASS A                                                                          3,112,196
   1,294,294  AT&T INCORPORATED<<                                                                                        36,136,688
      22,479  CENTURYTEL INCORPORATED                                                                                       823,855
     640,925  COMCAST CORPORATION CLASS A                                                                                12,581,358
     126,780  DIRECTV GROUP INCORPORATED<<                                                                                3,317,833
      31,299  EMBARQ CORPORATION                                                                                          1,269,174
     326,003  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                           1,052,990
      19,739  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                     716,723
     626,873  SPRINT NEXTEL CORPORATION<<                                                                                 3,823,925
     625,454  VERIZON COMMUNICATIONS INCORPORATED                                                                        20,070,819
      96,552  WINDSTREAM CORPORATION                                                                                      1,056,279
                                                                                                                         83,961,840
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 8.39%
   1,001,549  BANK OF AMERICA CORPORATION<<                                                                              35,054,218
     251,714  BANK OF NEW YORK MELLON CORPORATION                                                                         8,200,842
     120,685  BB&T CORPORATION<<                                                                                          4,561,893
   1,195,985  CITIGROUP INCORPORATED<<                                                                                   24,529,652
      33,043  COMERICA INCORPORATED<<                                                                                     1,083,480
     126,844  FIFTH THIRD BANCORP                                                                                         1,509,444
      44,309  FIRST HORIZON NATIONAL CORPORATION<<                                                                          414,737
     114,137  HUDSON CITY BANCORP INCORPORATED<<                                                                          2,105,828
      80,418  HUNTINGTON BANCSHARES INCORPORATED<<                                                                          642,540
     809,117  JPMORGAN CHASE & COMPANY                                                                                   37,785,764
     108,642  KEYCORP<<                                                                                                   1,297,185
      16,943  M&T BANK CORPORATION<<                                                                                      1,512,163
      56,982  MARSHALL & ILSLEY CORPORATION<<                                                                             1,148,187
     167,186  NATIONAL CITY CORPORATION<<                                                                                   292,576
      48,549  NORTHERN TRUST CORPORATION                                                                                  3,505,238
      76,102  PNC FINANCIAL SERVICES GROUP<<                                                                              5,684,819
     152,600  REGIONS FINANCIAL CORPORATION<<                                                                             1,464,960
     119,358  SOVEREIGN BANCORP INCORPORATED                                                                                471,465
      94,825  STATE STREET CORPORATION                                                                                    5,393,646
      77,681  SUNTRUST BANKS INCORPORATED                                                                                 3,494,868
     382,611  US BANCORP                                                                                                 13,781,648
     474,154  WACHOVIA CORPORATION                                                                                        1,659,539
     325,860  WASHINGTON MUTUAL INCORPORATED<<                                                                               26,721
     726,755  WELLS FARGO & COMPANY<<(l)                                                                                 27,275,115
     160,141  WESTERN UNION COMPANY<<                                                                                     3,950,678
      25,186  ZIONS BANCORPORATION<<                                                                                        974,698
                                                                                                                        187,821,904
                                                                                                                     --------------

                   144 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
E-COMMERCE/SERVICES: 0.23%
      70,159  AMAZON.COM INCORPORATED+                                                                               $    5,104,769
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.87%
      30,846  DARDEN RESTAURANTS INCORPORATED                                                                               883,121
     247,015  MCDONALD'S CORPORATION                                                                                     15,240,826
     102,947  YUM! BRANDS INCORPORATED                                                                                    3,357,102

                                                                                                                         19,481,049
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.06%
      23,325  APOLLO GROUP INCORPORATED CLASS A<<+                                                                        1,383,173
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.01%
     147,757  AES CORPORATION<<                                                                                           1,727,279
      37,087  ALLEGHENY ENERGY INCORPORATED                                                                               1,363,689
      74,428  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                         826,895
      46,168  AMEREN CORPORATION                                                                                          1,801,937
      88,349  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                3,271,563
      75,075  CENTERPOINT ENERGY INCORPORATED                                                                             1,093,843
      49,479  CMS ENERGY CORPORATION                                                                                        617,003
      60,001  CONSOLIDATED EDISON INCORPORATED                                                                            2,577,643
      39,167  CONSTELLATION ENERGY GROUP INCORPORATED                                                                       951,758
     127,373  DOMINION RESOURCES INCORPORATED<<                                                                           5,449,017
      35,820  DTE ENERGY COMPANY<<                                                                                        1,437,098
     277,812  DUKE ENERGY CORPORATION                                                                                     4,842,263
     111,034  DYNEGY INCORPORATED CLASS A                                                                                   397,502
      71,558  EDISON INTERNATIONAL                                                                                        2,855,164
     154,006  EL PASO CORPORATION                                                                                         1,965,117
      42,076  ENTERGY CORPORATION                                                                                         3,745,185
     144,371  EXELON CORPORATION                                                                                          9,040,512
      66,951  FIRSTENERGY CORPORATION                                                                                     4,485,047
      89,717  FPL GROUP INCORPORATED                                                                                      4,512,765
      69,394  FRONTIER COMMUNICATIONS CORPORATION                                                                           798,031
      16,785  INTEGRYS ENERGY GROUP INCORPORATED                                                                            838,243
       9,916  NICOR INCORPORATED                                                                                            439,775
      60,229  NISOURCE INCORPORATED                                                                                         888,980
      44,312  PEPCO HOLDINGS INCORPORATED                                                                                 1,015,188
      78,750  PG&E CORPORATION                                                                                            2,949,188
      22,124  PINNACLE WEST CAPITAL CORPORATION                                                                             761,287
      82,250  PPL CORPORATION                                                                                             3,044,895
      57,540  PROGRESS ENERGY INCORPORATED                                                                                2,481,700
     111,678  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                3,661,922
      38,080  QUESTAR CORPORATION                                                                                         1,558,234
      54,112  SEMPRA ENERGY                                                                                               2,731,033
     135,037  SPECTRA ENERGY CORPORATION                                                                                  3,213,881
      46,724  TECO ENERGY INCORPORATED                                                                                      734,969
     169,158  THE SOUTHERN COMPANY                                                                                        6,375,565
     107,722  WASTE MANAGEMENT INCORPORATED                                                                               3,392,150
      97,956  XCEL ENERGY INCORPORATED                                                                                    1,958,140
                                                                                                                         89,804,461
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.67%
     133,359  ADVANCED MICRO DEVICES INCORPORATED<<+                                                                        700,135
      66,068  ALTERA CORPORATION<<                                                                                        1,366,286
      38,832  AMPHENOL CORPORATION CLASS A                                                                                1,558,716
      63,791  ANALOG DEVICES INCORPORATED                                                                                 1,680,893
      96,935  BROADCOM CORPORATION CLASS A+                                                                               1,805,899

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      19,838  CIENA CORPORATION<<+                                                                                   $      199,967
   1,297,399  CISCO SYSTEMS INCORPORATED+                                                                                29,269,321
      38,214  COOPER INDUSTRIES LIMITED CLASS A<<                                                                         1,526,649
     170,422  EMERSON ELECTRIC COMPANY                                                                                    6,951,513
   2,184,910  GENERAL ELECTRIC COMPANY<<                                                                                 55,715,205
      12,855  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                  437,970
      46,130  JABIL CIRCUIT INCORPORATED                                                                                    440,080
      47,084  JDS UNIPHASE CORPORATION<<+                                                                                   398,331
      38,045  KLA-TENCOR CORPORATION                                                                                      1,204,124
      26,668  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    2,621,998
      48,654  LINEAR TECHNOLOGY CORPORATION                                                                               1,491,732
     141,360  LSI LOGIC CORPORATION+                                                                                        757,690
      49,614  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     1,402,092
      40,440  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                         1,190,149
     167,149  MICRON TECHNOLOGY INCORPORATED<<                                                                              676,953
      31,333  MOLEX INCORPORATED                                                                                            703,426
     497,551  MOTOROLA INCORPORATED                                                                                       3,552,514
      42,821  NATIONAL SEMICONDUCTOR CORPORATION                                                                            736,949
      71,906  NETAPP INCORPORATED+                                                                                        1,310,846
      21,776  NOVELLUS SYSTEMS INCORPORATED<<+                                                                              427,681
     122,243  NVIDIA CORPORATION+                                                                                         1,309,223
      28,811  QLOGIC CORPORATION<<+                                                                                         442,537
     360,408  QUALCOMM INCORPORATED                                                                                      15,486,732
      35,012  ROCKWELL COLLINS INCORPORATED                                                                               1,683,727
      87,319  TELLABS INCORPORATED+                                                                                         354,515
     287,911  TEXAS INSTRUMENTS INCORPORATED<<                                                                            6,190,087
     103,734  TYCO ELECTRONICS LIMITED                                                                                    2,869,282
      16,348  WHIRLPOOL CORPORATION<<                                                                                     1,296,233
      60,716  XILINX INCORPORATED                                                                                         1,423,790
                                                                                                                        149,183,245
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.33%
      39,314  FLUOR CORPORATION                                                                                           2,189,790
      26,886  JACOBS ENGINEERING GROUP INCORPORATED+                                                                      1,460,179
      43,354  MOODY'S CORPORATION<<                                                                                       1,474,036
      70,469  PAYCHEX INCORPORATED                                                                                        2,327,591
                                                                                                                          7,451,596
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.33%
      21,235  BALL CORPORATION                                                                                              838,570
      32,927  FORTUNE BRANDS INCORPORATED                                                                                 1,888,693
      87,833  ILLINOIS TOOL WORKS INCORPORATED                                                                            3,904,177
      12,615  SNAP-ON INCORPORATED                                                                                          664,306
                                                                                                                          7,295,746
                                                                                                                     --------------
FINANCIAL SERVICES: 0.04%
      35,099  JANUS CAPITAL GROUP INCORPORATED                                                                              852,204
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 4.52%
     157,925  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      10,246,174
     141,502  ARCHER DANIELS MIDLAND COMPANY<<                                                                            3,100,309
      46,510  CAMPBELL SOUP COMPANY                                                                                       1,795,286
      69,643  COCA-COLA ENTERPRISES INCORPORATED                                                                          1,167,913
      99,495  CONAGRA FOODS INCORPORATED                                                                                  1,936,173
      42,572  CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                                  913,595
      73,841  GENERAL MILLS INCORPORATED                                                                                  5,074,354

                   146 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
FOOD & KINDRED PRODUCTS (continued)
      68,593  H.J. HEINZ COMPANY<<                                                                                   $    3,427,592
      24,754  HERCULES INCORPORATED                                                                                         489,882
      54,997  KELLOGG COMPANY                                                                                             3,085,332
     333,428  KRAFT FOODS INCORPORATED CLASS A                                                                           10,919,767
      28,322  MCCORMICK & COMPANY INCORPORATED                                                                            1,088,981
      33,085  MOLSON COORS BREWING COMPANY                                                                                1,546,724
      29,995  PEPSI BOTTLING GROUP INCORPORATED                                                                             874,954
     343,839  PEPSICO INCORPORATED                                                                                       24,505,406
     155,144  SARA LEE CORPORATION<<                                                                                      1,959,469
     436,604  THE COCA-COLA COMPANY                                                                                      23,087,620
      36,398  THE HERSHEY COMPANY<<                                                                                       1,439,177
      65,898  TYSON FOODS INCORPORATED CLASS A                                                                              786,822
      47,317  WM. WRIGLEY JR. COMPANY                                                                                     3,756,970
                                                                                                                        101,202,500
                                                                                                                     --------------
FOOD STORES: 0.41%
     143,839  KROGER COMPANY                                                                                              3,952,696
      95,628  SAFEWAY INCORPORATED                                                                                        2,268,296
     160,463  STARBUCKS CORPORATION+                                                                                      2,386,085
      30,811  WHOLE FOODS MARKET INCORPORATED<<                                                                             617,144
                                                                                                                          9,224,221
                                                                                                                     --------------
FORESTRY: 0.13%
      46,404  WEYERHAEUSER COMPANY                                                                                        2,811,154
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.15%
      35,303  LEGGETT & PLATT INCORPORATED<<                                                                                769,252
      79,067  MASCO CORPORATION                                                                                           1,418,462
      60,860  NEWELL RUBBERMAID INCORPORATED                                                                              1,050,444
                                                                                                                          3,238,158
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 2.06%
      18,015  BIG LOTS INCORPORATED+                                                                                        501,357
      30,682  FAMILY DOLLAR STORES INCORPORATED                                                                             727,163
      48,775  JCPENNEY COMPANY INCORPORATED                                                                               1,626,159
      92,366  MACY'S INCORPORATED                                                                                         1,660,741
      12,494  SEARS HOLDINGS CORPORATION<<+                                                                               1,168,189
     165,747  TARGET CORPORATION                                                                                          8,129,890
      92,116  TJX COMPANIES INCORPORATED<<                                                                                2,811,380
     492,496  WAL-MART STORES INCORPORATED                                                                               29,495,585
                                                                                                                         46,120,464
                                                                                                                     --------------
HEALTH SERVICES: 0.36%
      78,881  CARDINAL HEALTH INCORPORATED                                                                                3,887,256
      22,929  DAVITA INCORPORATED+                                                                                        1,307,182
      24,423  LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                               1,697,399
      91,108  TENET HEALTHCARE CORPORATION+                                                                                 505,649
      22,943  WATSON PHARMACEUTICALS INCORPORATED+                                                                          653,876
                                                                                                                          8,051,362
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.30%
      18,805  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                           658,551
      16,921  AVALONBAY COMMUNITIES INCORPORATED                                                                          1,665,365
      26,314  BOSTON PROPERTIES INCORPORATED                                                                              2,464,569
      26,415  DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                   837,091

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      59,504  EQUITY RESIDENTIAL<<                                                                                   $    2,642,573
      49,977  GENERAL GROWTH PROPERTIES INCORPORATED                                                                        754,653
      55,268  HCP INCORPORATED<<                                                                                          2,217,905
     114,092  HOST HOTELS & RESORTS INCORPORATED                                                                          1,516,283
      49,873  KIMCO REALTY CORPORATION                                                                                    1,842,309
      37,585  PLUM CREEK TIMBER COMPANY<<                                                                                 1,873,988
      57,647  PROLOGIS                                                                                                    2,379,092
      27,504  PUBLIC STORAGE INCORPORATED                                                                                 2,723,171
      49,426  SIMON PROPERTY GROUP INCORPORATED<<                                                                         4,794,322
      30,081  VORNADO REALTY TRUST<<                                                                                      2,735,867
                                                                                                                         29,105,739
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
      57,194  BED BATH & BEYOND INCORPORATED<<+                                                                           1,796,464
      74,188  BEST BUY COMPANY INCORPORATED                                                                               2,782,050
                                                                                                                          4,578,514
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.16%
      64,903  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 1,693,319
      41,008  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            1,153,965
      38,977  WYNDHAM WORLDWIDE CORPORATION                                                                                 612,329
                                                                                                                          3,459,613
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.87%
     153,520  3M COMPANY                                                                                                 10,486,951
     194,567  APPLE INCORPORATED+                                                                                        22,114,485
     294,672  APPLIED MATERIALS INCORPORATED<<                                                                            4,458,387
      67,698  BAKER HUGHES INCORPORATED<<                                                                                 4,098,437
      13,171  BLACK & DECKER CORPORATION<<                                                                                  800,138
      47,810  CAMERON INTERNATIONAL CORPORATION<<+                                                                        1,842,597
     133,693  CATERPILLAR INCORPORATED<<                                                                                  7,968,103
      44,519  CUMMINS INCORPORATED                                                                                        1,946,371
      93,784  DEERE & COMPANY                                                                                             4,642,308
     382,805  DELL INCORPORATED+                                                                                          6,308,626
      41,257  DOVER CORPORATION                                                                                           1,672,971
      36,502  EATON CORPORATION                                                                                           2,050,682
     454,755  EMC CORPORATION                                                                                             5,438,870
      35,878  GAMESTOP CORPORATION CLASS A<<+                                                                             1,227,386
     537,902  HEWLETT-PACKARD COMPANY                                                                                    24,872,588
      69,958  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                      2,180,591
   1,234,774  INTEL CORPORATION                                                                                          23,127,317
     297,566  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                34,803,319
      19,322  LEXMARK INTERNATIONAL INCORPORATED+                                                                           629,318
      28,612  MANITOWOC COMPANY INCORPORATED                                                                                444,917
      91,670  NATIONAL OILWELL VARCO INCORPORATED+                                                                        4,604,584
      26,328  PALL CORPORATION                                                                                              905,420
      36,816  PARKER HANNIFIN CORPORATION                                                                                 1,951,248
      45,636  PITNEY BOWES INCORPORATED                                                                                   1,517,853
      49,419  SANDISK CORPORATION<<+                                                                                        966,141
      47,439  SMITH INTERNATIONAL INCORPORATED                                                                            2,781,823
      17,258  STANLEY WORKS<<                                                                                               720,349
      39,204  TERADATA CORPORATION+                                                                                         764,478
      21,348  TEREX CORPORATION+                                                                                            651,541
                                                                                                                        175,977,799
                                                                                                                     --------------

                   148 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.44%
      60,985  AON CORPORATION                                                                                        $    2,741,886
      37,094  HUMANA INCORPORATED                                                                                         1,528,273
     112,649  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     3,577,732
      75,882  UNUMPROVIDENT CORPORATION<<                                                                                 1,904,638
                                                                                                                          9,752,529
                                                                                                                     --------------
INSURANCE CARRIERS: 3.50%
     103,578  AETNA INCORPORATED                                                                                          3,740,202
     104,591  AFLAC INCORPORATED                                                                                          6,144,721
     118,934  ALLSTATE CORPORATION<<                                                                                      5,485,236
     590,555  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                                 1,966,548
      26,047  ASSURANT INCORPORATED                                                                                       1,432,585
      79,190  CHUBB CORPORATION                                                                                           4,347,531
      60,367  CIGNA CORPORATION                                                                                           2,051,271
      35,664  CINCINNATI FINANCIAL CORPORATION                                                                            1,014,284
      95,116  GENWORTH FINANCIAL INCORPORATED                                                                               818,949
      66,173  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              2,712,431
      38,865  LEUCADIA NATIONAL CORPORATION<<                                                                             1,766,026
      56,407  LINCOLN NATIONAL CORPORATION                                                                                2,414,784
      79,529  LOEWS CORPORATION                                                                                           3,140,600
      42,940  MBIA INCORPORATED<<                                                                                           510,986
     150,818  METLIFE INCORPORATED                                                                                        8,445,808
      27,469  MGIC INVESTMENT CORPORATION<<                                                                                 193,107
      56,919  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      2,475,407
      93,783  PRUDENTIAL FINANCIAL INCORPORATED                                                                           6,752,376
     148,372  THE PROGRESSIVE CORPORATION<<                                                                               2,581,673
     129,758  THE TRAVELERS COMPANIES INCORPORATED                                                                        5,865,062
      19,158  TORCHMARK CORPORATION                                                                                       1,145,648
     267,435  UNITEDHEALTH GROUP INCORPORATED                                                                             6,790,175
     112,305  WELLPOINT INCORPORATED+                                                                                     5,252,505
      68,539  XL CAPITAL LIMITED CLASS A<<                                                                                1,229,590
                                                                                                                         78,277,505
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.08%
      73,991  COACH INCORPORATED+                                                                                         1,852,735
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.82%
      78,527  AGILENT TECHNOLOGIES INCORPORATED+                                                                          2,329,111
      37,229  APPLIED BIOSYSTEMS                                                                                          1,275,093
      53,495  BECTON DICKINSON & COMPANY                                                                                  4,293,509
     329,589  BOSTON SCIENTIFIC CORPORATION<<+                                                                            4,044,061
      21,818  C.R. BARD INCORPORATED<<                                                                                    2,069,874
     110,213  COVIDIEN LIMITED                                                                                            5,925,051
      56,039  DANAHER CORPORATION                                                                                         3,889,107
      63,296  EASTMAN KODAK COMPANY                                                                                         973,492
      12,121  MILLIPORE CORPORATION<<                                                                                       833,925
      26,247  PERKINELMER INCORPORATED                                                                                      655,388
      34,714  QUEST DIAGNOSTICS INCORPORATED                                                                              1,793,672
      91,565  RAYTHEON COMPANY                                                                                            4,899,643
      31,976  ROCKWELL AUTOMATION INCORPORATED                                                                            1,193,984
      37,087  TERADYNE INCORPORATED+                                                                                        289,649
      92,029  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      5,061,595
      21,740  WATERS CORPORATION<<+                                                                                       1,264,833
                                                                                                                         40,791,987
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.86%
       8,529  INTUITIVE SURGICAL INCORPORATED+                                                                       $    2,055,318
     247,810  MEDTRONIC INCORPORATED                                                                                     12,415,281
      75,068  ST. JUDE MEDICAL INCORPORATED<<                                                                             3,264,707
      27,420  VARIAN MEDICAL SYSTEMS INCORPORATED<<                                                                       1,566,505
                                                                                                                         19,301,811
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 0.45%
      32,531  COVENTRY HEALTH CARE INCORPORATED+                                                                          1,058,884
      54,167  EXPRESS SCRIPTS INCORPORATED<<+                                                                             3,998,608
     111,067  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        4,998,015
                                                                                                                         10,055,507
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.52%
      67,539  ALLERGAN INCORPORATED                                                                                       3,478,259
     137,854  BAXTER INTERNATIONAL INCORPORATED                                                                           9,047,358
     470,557  MERCK & COMPANY INCORPORATED                                                                               14,850,779
      54,334  STRYKER CORPORATION                                                                                         3,385,008
      49,468  ZIMMER HOLDINGS INCORPORATED+                                                                               3,193,654
                                                                                                                         33,955,058
                                                                                                                     --------------
METAL MINING: 0.39%
      84,329  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         4,794,104
     100,301  NEWMONT MINING CORPORATION                                                                                  3,887,667
                                                                                                                          8,681,771
                                                                                                                     --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.08%
      24,123  VULCAN MATERIALS COMPANY<<                                                                                  1,797,164
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.31%
      27,576  HASBRO INCORPORATED                                                                                           957,439
      79,183  MATTEL INCORPORATED                                                                                         1,428,461
      27,236  TIFFANY & COMPANY                                                                                             967,423
     104,285  TYCO INTERNATIONAL LIMITED                                                                                  3,652,061
                                                                                                                          7,005,384
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.25%
      95,490  COSTCO WHOLESALE CORPORATION                                                                                6,200,166
     315,213  CVS CAREMARK CORPORATION                                                                                   10,610,070
      12,565  DILLARD'S INCORPORATED CLASS A                                                                                148,267
      60,396  OFFICE DEPOT INCORPORATED<<+                                                                                  351,505
      28,801  RADIOSHACK CORPORATION<<                                                                                      497,681
     156,168  STAPLES INCORPORATED<<                                                                                      3,513,769
     217,410  WALGREEN COMPANY<<                                                                                          6,731,014
                                                                                                                         28,052,472
                                                                                                                     --------------
MOTION PICTURES: 1.30%
     504,267  NEWS CORPORATION CLASS A<<                                                                                  6,046,161
     786,904  TIME WARNER INCORPORATED                                                                                   10,316,311
     412,123  WALT DISNEY COMPANY                                                                                        12,648,055
                                                                                                                         29,010,527
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.86%
      68,347  FEDEX CORPORATION                                                                                           5,402,147
     221,425  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 13,925,418
                                                                                                                         19,327,565
                                                                                                                     --------------

                   150 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.78%
      45,465  AMERICAN CAPITAL LIMITED<<                                                                             $    1,159,812
     254,638  AMERICAN EXPRESS COMPANY                                                                                    9,021,824
      82,523  CAPITAL ONE FINANCIAL CORPORATION<<                                                                         4,208,673
      62,674  CIT GROUP INCORPORATED                                                                                        436,211
     105,279  DISCOVER FINANCIAL SERVICES                                                                                 1,454,956
     102,633  SLM CORPORATION                                                                                             1,266,491
                                                                                                                         17,547,967
                                                                                                                     --------------
OFFICE EQUIPMENT: 0.10%
     191,570  XEROX CORPORATION                                                                                           2,208,802
                                                                                                                     --------------
OIL & GAS EXTRACTION: 4.60%
     102,891  ANADARKO PETROLEUM CORPORATION                                                                              4,991,242
      73,456  APACHE CORPORATION<<                                                                                        7,659,992
      64,605  BJ SERVICES COMPANY                                                                                         1,235,894
      22,699  CABOT OIL & GAS CORPORATION                                                                                   820,342
     114,482  CHESAPEAKE ENERGY CORPORATION                                                                               4,105,325
      97,033  DEVON ENERGY CORPORATION                                                                                    8,849,410
      31,474  ENSCO INTERNATIONAL INCORPORATED                                                                            1,813,847
      54,645  EOG RESOURCES INCORPORATED                                                                                  4,888,542
     192,590  HALLIBURTON COMPANY                                                                                         6,237,990
      61,530  NABORS INDUSTRIES LIMITED+                                                                                  1,533,328
      59,109  NOBLE CORPORATION                                                                                           2,594,885
      37,929  NOBLE ENERGY INCORPORATED                                                                                   2,108,473
     179,456  OCCIDENTAL PETROLEUM CORPORATION                                                                           12,642,675
      26,281  PIONEER NATURAL RESOURCES COMPANY                                                                           1,373,971
      34,065  RANGE RESOURCES CORPORATION                                                                                 1,460,367
      24,819  ROWAN COMPANIES INCORPORATED                                                                                  758,220
     263,470  SCHLUMBERGER LIMITED                                                                                       20,574,372
      75,374  SOUTHWESTERN ENERGY COMPANY                                                                                 2,301,922
      70,070  TRANSOCEAN INCORPORATED                                                                                     7,696,531
     149,492  WEATHERFORD INTERNATIONAL LIMITED+                                                                          3,758,229
     120,649  XTO ENERGY INCORPORATED                                                                                     5,612,591
                                                                                                                        103,018,148
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.21%
      21,887  BEMIS COMPANY INCORPORATED<<                                                                                  573,658
      93,904  INTERNATIONAL PAPER COMPANY<<                                                                               2,458,407
      37,515  MEADWESTVACO CORPORATION                                                                                      874,475
      28,753  PACTIV CORPORATION+                                                                                           713,937
                                                                                                                          4,620,477
                                                                                                                     --------------
PERSONAL SERVICES: 0.11%
      29,029  CINTAS CORPORATION                                                                                            833,423
      72,059  H & R BLOCK INCORPORATED                                                                                    1,639,342
                                                                                                                          2,472,765
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.57%
      12,454  ASHLAND INCORPORATED<<                                                                                        364,155
     451,228  CHEVRON CORPORATION<<                                                                                      37,217,285
     333,798  CONOCOPHILLIPS                                                                                             24,450,704
   1,140,772  EXXON MOBIL CORPORATION<<                                                                                  88,592,354
      62,165  HESS CORPORATION                                                                                            5,102,503
     154,961  MARATHON OIL CORPORATION                                                                                    6,178,295
      41,825  MURPHY OIL CORPORATION                                                                                      2,682,656

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      25,666  SUNOCO INCORPORATED                                                                                    $      913,196
      30,286  TESORO PETROLEUM CORPORATION<<                                                                                499,416
     114,902  VALERO ENERGY CORPORATION                                                                                   3,481,531
                                                                                                                        169,482,095
                                                                                                                     --------------
PIPELINES: 0.13%
     126,566  THE WILLIAMS COMPANIES INCORPORATED                                                                         2,993,286
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.57%
      24,643  AK STEEL HOLDING CORPORATION<<                                                                                638,747
     178,648  ALCOA INCORPORATED<<                                                                                        4,033,872
      22,026  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                           650,868
      69,530  NUCOR CORPORATION                                                                                           2,746,435
      30,606  PRECISION CASTPARTS CORPORATION                                                                             2,411,141
      18,690  TITANIUM METALS CORPORATION<<                                                                                 211,945
      25,804  UNITED STATES STEEL CORPORATION                                                                             2,002,648
                                                                                                                         12,695,656
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.50%
     149,333  CBS CORPORATION CLASS B<<                                                                                   2,177,275
      50,101  GANNETT COMPANY INCORPORATED<<                                                                                847,208
      69,755  MCGRAW-HILL COMPANIES INCORPORATED                                                                          2,204,956
       7,950  MEREDITH CORPORATION<<                                                                                        222,918
      25,578  NEW YORK TIMES COMPANY CLASS A<<                                                                              365,510
      46,122  RR DONNELLEY & SONS COMPANY<<                                                                               1,131,373
     136,373  VIACOM INCORPORATED CLASS B<<+                                                                              3,387,505
       1,316  WASHINGTON POST COMPANY CLASS B                                                                               732,696
                                                                                                                         11,069,441
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 1.07%
      62,026  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    5,733,063
      89,531  CSX CORPORATION<<                                                                                           4,885,707
      82,405  NORFOLK SOUTHERN CORPORATION                                                                                5,456,035
     111,830  UNION PACIFIC CORPORATION                                                                                   7,957,823
                                                                                                                         24,032,628
                                                                                                                     --------------
REAL ESTATE: 0.02%
      37,776  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                  505,065
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.07%
      34,721  SEALED AIR CORPORATION                                                                                        763,515
      52,962  THE GOODYEAR TIRE & RUBBER COMPANY                                                                            810,848
                                                                                                                          1,574,363
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.34%
      47,645  AMERIPRISE FINANCIAL INCORPORATED                                                                           1,820,039
     204,892  CHARLES SCHWAB CORPORATION                                                                                  5,327,192
      14,736  CME GROUP INCORPORATED                                                                                      5,474,571
     117,992  E*TRADE FINANCIAL CORPORATION<<+                                                                              330,378
      19,300  FEDERATED INVESTORS INCORPORATED CLASS B                                                                      556,805
      33,443  FRANKLIN RESOURCES INCORPORATED                                                                             2,947,332
      95,420  GOLDMAN SACHS GROUP INCORPORATED                                                                           12,213,760
      16,556  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                     1,335,738
      84,944  INVESCO LIMITED<<                                                                                           1,782,125
      31,131  LEGG MASON INCORPORATED                                                                                     1,184,846

                   152 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     336,359  MERRILL LYNCH & COMPANY INCORPORATED                                                                   $    8,509,883
     243,575  MORGAN STANLEY                                                                                              5,602,225
      58,422  NYSE EURONEXT INCORPORATED<<                                                                                2,288,974
      56,828  T. ROWE PRICE GROUP INCORPORATED<<                                                                          3,052,232
                                                                                                                         52,426,100
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.24%
     346,561  CORNING INCORPORATED                                                                                        5,420,214
                                                                                                                     --------------
TOBACCO PRODUCTS: 1.67%
     452,383  ALTRIA GROUP INCORPORATED                                                                                   8,975,279
      38,200  LORILLARD INCORPORATED                                                                                      2,717,930
     452,708  PHILIP MORRIS INTERNATIONAL                                                                                21,775,255
      37,336  REYNOLDS AMERICAN INCORPORATED                                                                              1,815,276
      32,406  UST INCORPORATED                                                                                            2,156,295
                                                                                                                         37,440,035
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.11%
     161,195  SOUTHWEST AIRLINES COMPANY                                                                                  2,338,939
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 2.99%
     162,581  BOEING COMPANY                                                                                              9,324,020
     496,666  FORD MOTOR COMPANY<<                                                                                        2,582,663
      87,251  GENERAL DYNAMICS CORPORATION                                                                                6,423,419
     124,347  GENERAL MOTORS CORPORATION<<                                                                                1,175,079
      35,537  GENUINE PARTS COMPANY                                                                                       1,428,943
      27,477  GOODRICH CORPORATION                                                                                        1,143,043
      51,685  HARLEY-DAVIDSON INCORPORATED                                                                                1,927,851
     163,502  HONEYWELL INTERNATIONAL INCORPORATED                                                                        6,793,508
      39,916  ITT CORPORATION                                                                                             2,219,729
     130,411  JOHNSON CONTROLS INCORPORATED<<                                                                             3,955,366
      73,123  LOCKHEED MARTIN CORPORATION                                                                                 8,019,399
      74,132  NORTHROP GRUMMAN CORPORATION                                                                                4,487,951
      79,802  PACCAR INCORPORATED<<                                                                                       3,047,638
      54,587  TEXTRON INCORPORATED                                                                                        1,598,307
     211,804  UNITED TECHNOLOGIES CORPORATION                                                                            12,720,948
                                                                                                                         66,847,864
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.16%
      37,340  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                      1,902,846
      46,793  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                         1,630,268
                                                                                                                          3,533,114
                                                                                                                     --------------
TRAVEL & RECREATION: 0.18%
      95,969  CARNIVAL CORPORATION<<                                                                                      3,392,504
      45,959  EXPEDIA INCORPORATED<<+                                                                                       694,440
                                                                                                                          4,086,944
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.78%
      34,803  AMERISOURCEBERGEN CORPORATION                                                                               1,310,333
      17,230  BROWN-FORMAN CORPORATION CLASS B                                                                            1,237,286
      33,461  DEAN FOODS COMPANY+                                                                                           781,649
      60,599  MCKESSON CORPORATION                                                                                        3,260,832
      86,168  NIKE INCORPORATED CLASS B<<                                                                                 5,764,639
      46,649  SUPERVALU INCORPORATED                                                                                      1,012,283
     132,217  SYSCO CORPORATION                                                                                           4,076,250
                                                                                                                         17,443,272
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS: 0.35%
      91,194  KIMBERLY-CLARK CORPORATION                                                                             $    5,913,019
      20,004  PATTERSON COMPANIES INCORPORATED+                                                                             608,322
      14,232  W.W. GRAINGER INCORPORATED                                                                                  1,237,746
                                                                                                                          7,759,087
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $2,097,476,577)                                                                             2,234,834,292
                                                                                                                     --------------
RIGHTS: 0.00%
      44,400  SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                                                                    0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 14.69%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.26%
   7,023,033  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   7,023,033
   7,023,033  DAILY ASSETS FUND INSTITUTIONAL                                                                             7,023,033
   7,023,033  DREYFUS CASH MANAGEMENT FUND                                                                                7,023,033
   7,023,033  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             7,023,033
                                                                                                                         28,092,132
                                                                                                                     --------------

  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.43%
$  5,719,516  ATLANTIS ONE FUNDING CORPORATION++                                             6.75%      10/01/2008        5,719,516
   2,660,240  BANCO SANTANDER TOTTA LOAN+/-++                                                2.51       10/15/2008        2,660,061
   2,660,240  BANK OF IRELAND+/-++                                                           2.80       10/14/2008        2,660,172
  47,884,318  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $47,887,311)                                     2.25       10/01/2008       47,884,318
   2,716,712  CHEYNE FINANCE LLC+/-++(a)####(i)                                              2.08       02/25/2008           44,826
   2,091,591  CHEYNE FINANCE LLC+/-(a)####(i)                                                7.04       05/19/2008           34,511
   1,720,962  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $1,721,017)                               1.15       10/01/2008        1,720,962
  52,300,316  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $52,303,585)                                     2.25       10/01/2008       52,300,316
  10,203,071  GRYPHON FUNDING LIMITED(a)(i)                                                  0.00       08/23/2009        4,445,478
   6,916,624  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                            2.58       10/16/2008        6,916,624
   5,647,689  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $5,648,748)                               6.75       10/01/2008        5,647,689
  52,300,316  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $52,302,858)                              1.75       10/01/2008       52,300,316
   5,719,516  MATCHPOINT MASTER TRUST++                                                      6.75       10/01/2008        5,719,516
   5,719,516  MONT BLANC CAPITAL CORPORATION++                                               7.50       10/01/2008        5,719,516
     492,144  MORGAN STANLEY+/-                                                              2.64       10/15/2008          492,144
  42,957,553  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $42,958,746)                              1.00       10/01/2008       42,957,553
   5,320,480  NORTHERN ROCK PLC+/-++                                                         2.52       10/03/2008        5,319,993
   1,596,144  ROYAL BANK OF CANADA                                                           0.25       10/01/2008        1,596,144
   5,214,070  ROYAL BANK OF CANADA                                                           8.00       10/01/2008        5,214,070
   4,362,793  ROYAL BANK OF CANADA                                                          10.00       10/01/2008        4,362,793
   2,873,059  ROYAL BANK OF CANADA                                                          11.00       10/01/2008        2,873,059
   4,362,793  ROYAL BANK OF CANADA                                                          12.00       10/01/2008        4,362,793
   5,719,516  STARBIRD FUNDING CORPORATION++                                                 7.00       10/01/2008        5,719,516
   5,719,516  TULIP FUNDING CORPORATION++                                                    6.75       10/01/2008        5,719,516
   2,660,240  UNICREDITO ITALIANO BANK (IRELAND)+/-++                                        2.52       10/14/2008        2,660,128
   2,660,240  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             2.52       10/08/2008        2,660,176
   5,719,516  VERSAILLES CP LLC++                                                            7.00       10/01/2008        5,719,516

                   154 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INDEX PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  3,298,697  VICTORIA FINANCE LLC+/-++(a)####(i)                                           4.05%       04/03/2008   $    2,539,997
   5,320,480  VICTORIA FINANCE LLC+/-++(a)####(i)                                           4.06        02/15/2008        4,096,769
   4,575,613  VICTORIA FINANCE LLC+/-++(a)####(i)                                           7.07        07/28/2008        3,523,222
   2,660,240  VICTORIA FINANCE LLC+/-++(a)####(i)                                           7.10        08/07/2008        2,048,385
   5,320,480  WHITE PINE FINANCE LLC+/-++(a)####(i)                                         4.01        02/22/2008        4,878,879
                                                                                                                        300,518,474
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $332,747,336)                                                             328,610,606
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.48%
MUTUAL FUNDS: 0.42%
   9,383,289  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                9,383,289
                                                                                                                     --------------

 PRINCIPAL
------------
US TREASURY BILLS: 0.06%
$    195,000  US TREASURY BILL###                                                            1.66       02/05/2009          194,276
     230,000  US TREASURY BILL###                                                            1.78       02/05/2009          229,146
     920,000  US TREASURY BILL###                                                            1.89       02/05/2009          916,582
      10,000  US TREASURY BILL###                                                            1.90       11/06/2008            9,985
                                                                                                                          1,349,989
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,729,635)                                                                          10,733,278
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,440,953,548)*          115.04%                                                                           $2,574,178,176
OTHER ASSETS AND LIABILITIES, NET  (15.04)                                                                             (336,569,649)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $2,237,608,527
                                   ------                                                                            --------------

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(l)  Long-term security of an affiliate of the fund with a cost of $16,505,424.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $9,383,289.

* Cost for federal income tax purposes is $2,465,032,905 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 508,718,401
Gross unrealized depreciation                 (399,573,130)
                                             -------------
Net unrealized appreciation (depreciation)   $ 109,145,271

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--September 30, 2008

INTERNATIONAL CORE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 95.25%
AUSTRALIA: 4.63%
      12,166  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
                 EXCEPT FUELS)                                                                                       $      314,742
      37,599  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        634,983
     149,566  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                               462,243
      52,231  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            1,126,418
       7,626  RIO TINTO LIMITED (METAL MINING)<<                                                                            513,857
      59,190  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                         905,687
                                                                                                                          3,957,930
                                                                                                                     --------------
CANADA: 0.54%
      16,156  TECK COMINCO INCORPORATED LIMITED (METAL MINING)                                                              458,759
                                                                                                                     --------------
CHINA: 0.76%
     630,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                             654,000
                                                                                                                     --------------
FINLAND: 2.28%
      23,670  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                                794,346
      62,191  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                               1,159,949
                                                                                                                          1,954,295
                                                                                                                     --------------
FRANCE: 9.31%
      10,400  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                               789,455
      41,000  AXA SA (INSURANCE CARRIERS)                                                                                 1,342,105
      10,700  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                        484,714
      14,767  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                              768,271
       8,762  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                       769,246
       3,450  SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                     84,947
      10,617  TECHNIP SA (OIL & GAS EXTRACTION)                                                                             596,580
      23,320  TOTAL SA (OIL & GAS EXTRACTION)                                                                             1,416,685
       2,170  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                      468,237
      39,769  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       1,246,783
                                                                                                                          7,967,023
                                                                                                                     --------------
GERMANY: 8.84%
       6,500  ALLIANZ SE (INSURANCE CARRIERS)                                                                               891,137
      27,675  ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                                     90,779
      14,480  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         1,060,471
      21,900  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  1,566,657
     125,070  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        1,899,462
      25,820  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 1,299,695
      19,592  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                             379,216
      21,900  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                      371,818
                                                                                                                          7,559,235
                                                                                                                     --------------
GREECE: 1.14%
      44,824  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                       975,869
                                                                                                                     --------------
HONG KONG: 3.27%
     156,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                           491,060
      48,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                    543,770
      61,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                             616,087
     206,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                    484,931
         940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                   9,686
     153,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                               649,717
                                                                                                                          2,795,251
                                                                                                                     --------------
ITALY: 2.74%
      40,585  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           1,075,746
     339,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           1,268,009
                                                                                                                          2,343,755
                                                                                                                     --------------

                   156 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL CORE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
JAPAN: 21.03%
      76,000  Bank of Yokohama Limited (Depository Institutions)                                                     $      376,459
      11,800  Capcom Company Limited (Industrial & Commercial Machinery &
                 Computer Equipment)                                                                                        338,023
         167  East Japan Railway Company (Railroads)                                                                      1,245,425
      15,300  Fanuc Limited (Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment)                                                                   1,151,047
      35,900  Hitachi Construction Machinery Company Limited (Industrial &
                 Commercial Machinery & Computer Equipment)                                                                 887,331
      56,000  Hitachi Metals Limited (Primary Metal Industries)                                                             669,316
         139  Inpex Holdings Incorporated (Oil & Gas Exploration)                                                         1,181,282
      31,000  Kao Corporation (Chemicals & Allied Products)                                                                 831,343
      35,200  Mitsubishi Corporation (Business Services)                                                                    734,277
     125,100  Mitsubishi UFJ Financial Group Incorporated (Depository
                 Institutions)                                                                                            1,090,903
      46,000  Mitsui & Company Limited (Wholesale Trade-Durable Goods)                                                      571,059
      53,000  Mitsui Fudosan Company Limited (Real Estate)                                                                1,024,063
      20,300  Murata Manufacturing Company Limited (Electronic & Other
                 Electrical Equipment & Components, Except Computer Equipment)                                              819,524
      17,000  NGK Insulators Limited (Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment)                                                                     208,121
      13,800  Nidec Corporation (Wholesale Trade-Durable Goods)                                                             848,958
      94,700  Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers,
                 Exchanges & Services)                                                                                    1,235,845
      45,200  Nomura Research Institute Limited (Industrial & Commercial Machinery &
                 Computer Equipment)                                                                                        930,275
      22,000  Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)                                            1,046,116
      25,400  Takeda Pharmaceutical Company Limited (Chemicals & Allied Products)                                         1,278,905
      35,600  Toyota Motor Corporation (Automotive Dealers & Gasoline Service
                 Stations)                                                                                                1,521,989
                                                                                                                         17,990,261
                                                                                                                     --------------
LUXEMBOURG: 0.63%
      10,625  ArcelorMittal (Primary Metal Industries)                                                                      538,229
                                                                                                                     --------------
NETHERLANDS: 4.72%
      39,477  ASML Holding NV (Semiconductor Equipment Manufacturing & Related)                                             689,921
      21,600  Heineken NV (Eating & Drinking Places)                                                                        867,828
      32,000  ING Groep NV (Financial Services)                                                                             686,008
      30,679  Unilever NV (Food & Kindred Products)                                                                         863,578
      45,800  Wolters Kluwer NV (Printing, Publishing & Allied Industries)                                                  928,279
                                                                                                                          4,035,614
                                                                                                                     --------------
NORWAY: 0.77%
      18,400  Yara International ASA (Agricultural Services)                                                                654,854
                                                                                                                     --------------
RUSSIA: 1.53%
      13,100  Gazprom OAO (Oil & Gas Extraction)                                                                            405,445
      15,357  Lukoil ADR (Oil & Gas Extraction)                                                                             902,992
                                                                                                                          1,308,437
                                                                                                                     --------------
SINGAPORE: 0.59%
     232,000  CapitaLand Limited (Real Estate)                                                                              505,709
                                                                                                                     --------------
SPAIN: 3.14%
      32,959  Indra Sistemas SA (Industrial & Commercial Machinery &
                 Computer Equipment)                                                                                        785,403
      79,900  Telefonica SA (Communications)                                                                              1,899,823
                                                                                                                          2,685,226
                                                                                                                     --------------
SWEDEN: 0.49%
      44,300  Telefonaktiebolaget LM Ericsson Class B (Communications)                                                      420,708
                                                                                                                     --------------
SWITZERLAND: 11.33%
      39,900  Credit Suisse Group (Non-Depository Credit Institutions)                                                    1,863,409
      16,200  Holcim Limited (Building Construction-General Contractors &
                 Operative Builders)                                                                                      1,187,321
      30,600  Nestle SA (Food & Kindred Products)                                                                         1,322,457

                  Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--September 30, 2008

INTERNATIONAL CORE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SWITZERLAND (continued)
      22,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              $    1,195,145
      12,800  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            2,003,736
       3,900  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                     822,448
       4,700  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           1,301,527
                                                                                                                          9,696,043
                                                                                                                     --------------
TAIWAN: 1.08%
      98,533  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                       923,255
                                                                                                                     --------------
UNITED KINGDOM: 16.43%
     101,600  AVIVA PLC (INSURANCE CARRIERS)                                                                                883,736
     119,852  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                       883,536
      21,640  BHP BILLITON PLC (COAL MINING)                                                                                490,234
     194,960  BP PLC (OIL & GAS EXTRACTION)                                                                               1,623,676
     111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                 830,291
      68,770  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,489,736
     567,460  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              1,024,108
      76,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     975,320
      25,557  RIO TINTO PLC (METAL MINING)                                                                                1,603,931
      39,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        1,140,772
      36,476  SABMILLER PLC (EATING & DRINKING PLACES)                                                                      712,178
      65,600  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                              692,827
      48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 885,448
     369,574  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                           816,176
                                                                                                                         14,051,969
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $97,450,824)                                                                                   81,476,422
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 0.79%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.79%
     671,768  BANK OF NEW YORK INSTITUIONAL CASH RESERVE FUND                                                               671,768
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $671,768)                                                                     671,768
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 4.32%
   3,699,427  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                3,699,427
TOTAL SHORT-TERM INVESTMENTS (COST $3,699,427)                                                                            3,699,427
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $101,822,019)*            100.36%                                                                           $   85,847,617
OTHER ASSETS AND LIABILITIES, NET   (0.36)                                                                                 (311,445)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $   85,536,172
                                   ------                                                                            --------------

----------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $3,699,427.

* Cost for federal income tax purposes is $102,533,051 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $  3,378,536
Gross unrealized depreciation                (20,063,970)
                                            ------------
Net unrealized appreciation (depreciation)  $(16,685,434)

The accompanying notes are an integral part of these financial statements.

                   158 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 93.85%
BELGIUM: 0.50%
       8,364  DELHAIZE GROUP (FOOD STORES)                                                                           $      485,816
       5,409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                            167,041
                                                                                                                            652,857
                                                                                                                     --------------
BRAZIL: 2.37%
      41,181  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                                  1,540,993
      73,735  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              918,345
     157,959  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                    653,950
                                                                                                                          3,113,288
                                                                                                                     --------------
CANADA: 2.17%
      53,023  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                  2,855,819
                                                                                                                     --------------
CHINA: 3.78%
   2,539,500  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)<<                                                      1,694,523
     420,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                   1,564,651
   1,572,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)<<                                          1,241,226
   1,545,543  SHANGHAI ELECTRIC GROUP COMPANY LIMITED CLASS H (INDUSTRIAL &
                 COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                                 471,176
                                                                                                                          4,971,576
                                                                                                                     --------------
FINLAND: 3.23%
     126,311  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              4,238,895
                                                                                                                     --------------
FRANCE: 12.37%
      29,691  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          2,253,820
      44,267  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      2,005,311
      50,656  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                3,663,099
      30,119  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     2,644,251
      32,615  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           1,832,671
      81,667  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                 CONTRACTS)                                                                                               3,847,819
                                                                                                                         16,246,971
                                                                                                                     --------------
GERMANY: 12.95%
      11,439  ALLIANZ AG (INSURANCE CARRIERS)                                                                             1,568,263
      62,502  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                       4,577,457
      57,568  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                       2,858,413
      23,883  FRAPORT AG (TRANSPORTATION SERVICES)                                                                        1,419,323
      28,788  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                3,074,140
       2,695  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                      287,403
      22,597  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,226,125
                                                                                                                         17,011,124
                                                                                                                     --------------
HONG KONG: 5.24%
     298,900  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                           940,884
     229,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
              (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                                  736,495
   1,176,400  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                                    1,249,311
     289,507  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                         2,223,571
     445,129  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                      798,729
      90,624  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                 933,860
                                                                                                                          6,882,850
                                                                                                                     --------------
INDIA: 0.89%
      12,639  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                   587,792
      24,931  ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                              586,377
                                                                                                                          1,174,169
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--September 30, 2008

INTERNATIONAL GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
IRELAND: 0.47%
      58,003  ELAN CORPORATION PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                                $      618,892
                                                                                                                     --------------
ITALY: 2.18%
      82,677  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         1,111,006
     319,007  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                               1,754,400
                                                                                                                          2,865,406
                                                                                                                     --------------
JAPAN: 11.38%
      22,412  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          368,340
      62,100  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                1,523,179
         834  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               3,143,417
         746  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                   537,130
      40,500  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                               798,058
     239,400  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       2,087,628
     141,152  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    1,752,306
      49,287  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                  952,321
         447  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                               1,954,797
      98,650  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                         1,827,903
                                                                                                                         14,945,079
                                                                                                                     --------------
LUXEMBOURG: 0.33%
       6,946  RTL GROUP SA (COMMUNICATIONS)                                                                                 432,885
                                                                                                                     --------------
MEXICO: 0.56%
     171,678  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                               729,943
                                                                                                                     --------------
NETHERLANDS: 2.57%
     193,144  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                           3,375,488
                                                                                                                     --------------
NORWAY: 3.49%
     184,333  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                            1,696,307
     139,566  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  2,891,549
                                                                                                                          4,587,856
                                                                                                                     --------------
QATAR: 0.50%
      16,732  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                                655,330
                                                                                                                     --------------
RUSSIA: 3.25%
       6,058  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                            187,495
      89,486  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                          2,769,592
      22,421  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                           1,311,629
       1,264  NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                            8,090
                                                                                                                          4,276,806
                                                                                                                     --------------
SOUTH AFRICA: 0.49%
      32,513  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    642,176
                                                                                                                     --------------
SOUTH KOREA: 1.14%
      11,647  NHN CORPORATION (BUSINESS SERVICES)                                                                         1,493,987
                                                                                                                     --------------
SPAIN: 5.23%
      35,890  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                       1,229,659
      63,440  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              644,483
      34,911  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                  1,477,211
     148,252  TELEFONICA SA (COMMUNICATIONS)                                                                              3,525,063
                                                                                                                          6,876,416
                                                                                                                     --------------

                  160 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SWEDEN: 0.26%
      21,337  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT
                 MACHINERY & TRANSPORTATION EQUIPMENT)                                                               $      339,286
                                                                                                                     --------------
SWITZERLAND: 10.27%
      23,774  ADECCO SA (BUSINESS SERVICES)                                                                               1,032,780
     338,494  ANGANG NEW STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)<<                                                 313,931
      36,005  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                      2,638,856
     103,888  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         4,489,784
       4,215  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                          661,959
      27,780  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            4,348,734
                                                                                                                         13,486,044
                                                                                                                     --------------
TAIWAN: 0.22%
      30,995  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                       290,423
                                                                                                                     --------------
UNITED KINGDOM: 8.01%
      11,239  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                 RELATED SERVICES)                                                                                          113,615
     156,322  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                       1,581,020
     358,850  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                 HOME DEALERS)                                                                                              855,477
     408,555  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              1,641,686
     227,070  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   2,882,208
     42,431   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                         782,349
     84,293   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                           586,254
     448,514  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                 2,085,760
                                                                                                                         10,528,369
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $153,520,130)                                                                                 123,291,935
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 2.00%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.00%
   2,630,181  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            2,630,181
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,630,181)                                                                 2,630,181
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 6.76%
   8,876,994  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                8,876,994
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,876,994)                                                                            8,876,994
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $165,027,305)*                         102.61%                                                              $  134,799,110
OTHER ASSETS AND LIABILITIES, NET                (2.61)                                                                  (3,429,099)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $  131,370,011
                                                ------                                                               --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $8,876,994.

* Cost for federal income tax purposes is $165,974,779 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $  1,730,827
Gross unrealized depreciation                (32,906,496)
                                            ------------
Net unrealized appreciation (depreciation)  $(31,175,669)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
COMMON STOCKS: 97.27%
AUSTRALIA: 6.30%
       3,761  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 $       41,479
      12,135  ALUMINA LIMITED (METAL MINING)<<                                                                               30,596
       6,963  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       30,619
      16,511  AMP LIMITED (INSURANCE CARRIERS)                                                                               93,885
       3,074  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   16,107
       5,006  ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                        13,089
       1,399  ASX LIMITED (BUSINESS SERVICES)                                                                                34,487
      16,375  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                       252,981
       6,979  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                         28,716
       1,850  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                         3,027
       2,265  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 21,622
      28,477  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               736,719
       1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                  15,119
       6,475  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               38,161
      10,752  BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            9,698
       5,049  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                       25,070
      13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                           83,998
       1,184  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             11,711
       8,707  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                             622
      11,898  CENTRO RETAIL GROUP (REAL ESTATE)                                                                               1,116
      12,811  CFS GANDEL RETAIL TRUST (REAL ESTATE)<<                                                                        23,245
       4,642  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                             30,994
         465  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             22,282
      11,453  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                      403,646
       4,025  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                      30,428
       3,813  CROWN LIMITED (ENTERTAINMENT)                                                                                  26,483
       5,221  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                     158,170
       7,751  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   15,531
      25,287  DB RREEF TRUST (REAL ESTATE)                                                                                   29,745
      10,997  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                                       23,563
      10,514  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                                 40,002
      16,012  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                               71,538
      11,290  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                             12,807
      18,128  GPT GROUP (REAL ESTATE)<<                                                                                      26,499
       4,224  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                    10,639
      10,900  INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            45,825
      15,830  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                         52,544
       3,720  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            15,158
       1,241  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                   38,197
       3,177  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                   23,434
       2,337  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                  17,497
      16,677  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                           10,655
       6,299  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               13,848
      13,034  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                           26,302
       2,304  MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                            70,943
      20,203  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                            38,309
       6,063  METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                                19,408
       8,718  MIRVAC GROUP (REAL ESTATE)                                                                                     17,770
      14,094  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     284,452
       3,863  NEWCREST MINING LIMITED (METAL MINING)                                                                         80,265
       6,723  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                    24,869
       3,238  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         54,679
       7,415  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                   95,910
      24,612  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                      31,229

                   162 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
       4,439  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                        $       13,719
         294  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                       11,296
       7,910  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                         20,166
       7,673  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                              165,477
       2,495  RIO TINTO LIMITED (METAL MINING)                                                                              168,119
       5,084  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                          77,792
       1,252  SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    30,334
       2,592  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                     27,572
       4,729  ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             111,617
      12,352  STOCKLAND (REAL ESTATE)                                                                                        55,452
       7,962  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                               60,518
       4,707  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                     30,924
       9,046  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                         17,443
      36,759  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                  123,325
       4,946  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                                28,019
       9,895  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                             45,349
       4,946  VIRGIN BLUE HOLDINGS LIMITED (TRANSPORTATION BY AIR)                                                            1,277
       5,652  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   131,430
       1,153  WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           26,530
      15,312  WESTFIELD GROUP (PROPERTIES)                                                                                  209,743
      16,221  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                         287,511
       4,207  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                             169,756
      10,371  WOOLWORTHS LIMITED (FOOD STORES)                                                                              228,453
       1,225  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                      30,300
                                                                                                                          5,447,810
                                                                                                                     --------------
AUSTRIA: 0.47%
         310  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            13,381
       1,682  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                       83,737
       3,316  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                   8,376
       3,911  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                                 13,835
       2,386  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                     17,976
       1,406  OMV AG (OIL & GAS EXTRACTION)                                                                                  59,263
         492  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)<<                                             35,535
         407  STRABAG SE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    18,112
       2,908  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                            51,166
         631  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                    38,833
       1,049  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        32,779
         310  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                             15,476
         715  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            19,412
                                                                                                                            407,881
                                                                                                                     --------------
BELGIUM: 0.87%
       1,440  BELGACOM SA (COMMUNICATIONS)                                                                                   54,254
         142  COLRUYT SA (FOOD STORES)                                                                                       35,642
         314  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                        20,780
         854  DELHAIZE GROUP (FOOD STORES)                                                                                   49,604
       4,392  DEXIA SA (DEPOSITORY INSTITUTIONS)<<                                                                           47,976
      19,265  FORTIS (DEPOSITORY INSTITUTIONS)                                                                              119,019
       9,100  FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                          128
         672  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                   57,999
       1,559  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                             92,752
         248  KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                   16,343
       1,310  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                      113,959
         260  MOBISTAR SA (COMMUNICATIONS)                                                                                   18,300
         500  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                        61,375

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
         875  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                   $       31,088
       1,019  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                             31,469
                                                                                                                            750,688
                                                                                                                     --------------
BERMUDA: 0.00%
          50  INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                                    60
                                                                                                                     --------------
CYPRUS: 0.00%
       1,500  PROSAFE PRODUCTION PUBLIC LIMITED (TRANSPORTATION EQUIPMENT)+                                                   3,574
                                                                                                                     --------------
DENMARK: 0.88%
           9  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                        78,289
         612  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                        46,661
         213  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                15,807
         388  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                          21,807
       3,828  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                      92,169
       1,650  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                           26,269
         423  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     21,479
         436  JYSKE BANK (BUSINESS SERVICES)                                                                                 21,953
       3,952  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                        204,881
         406  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                        36,180
          50  ROCKWOOL INTERNATIONAL A/S (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     4,276
         510  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                              15,298
         133  TOPDANMARK A/S (INSURANCE CARRIERS)                                                                            19,059
         233  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                  14,981
       1,548  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                   135,117
         220  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                     9,895
                                                                                                                            764,121
                                                                                                                     --------------
FINLAND: 1.38%
         333  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                                  6,803
       1,257  ELISA OYJ (COMMUNICATIONS)                                                                                     24,665
       3,744  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                                125,646
         538  KESKO OYJ (FOOD STORES)                                                                                        13,765
       1,251  KONE OYJ (BUSINESS SERVICES)                                                                                   34,046
       1,057  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             25,924
       1,021  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                   21,288
      32,226  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   601,060
         900  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                                  21,657
       1,000  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                             14,573
       1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 3,813
         776  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                    13,147
       1,038  OUTOKUMPU OYJ (METAL MINING)                                                                                   16,538
         800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                     15,988
       3,575  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                                 81,338
         720  SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                                 13,615
       4,960  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                       48,465
       4,389  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                      68,479
         689  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          29,005
       1,039  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                       10,850
                                                                                                                          1,190,665
                                                                                                                     --------------
FRANCE: 10.09%
       1,650  ACCOR SA (METAL MINING)                                                                                        88,121
         235  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                     19,403
       1,072  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                         24,544
       2,133  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                     234,372

                  164 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
FRANCE (continued)
      19,554  ALCATEL SA (COMMUNICATIONS)                                                                            $       75,355
       1,855  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                               140,812
         577  ATOS ORIGIN (BUSINESS SERVICES)                                                                                25,393
      13,365  AXA SA (INSURANCE CARRIERS)                                                                                   437,494
       6,916  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                      660,182
       2,056  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                         93,138
         322  BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                                      16,474
       1,152  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         54,421
       5,471  CARREFOUR SA (FOOD STORES)                                                                                    257,995
         357  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                     31,855
         460  CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                                34,887
         316  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                           35,692
       2,478  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            128,183
       1,111  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            35,251
       1,268  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                      82,131
       7,517  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                  144,776
         518  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  27,756
         295  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    15,807
       1,765  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  127,633
          41  ERAMET (METAL MINING)                                                                                          15,707
       1,692  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            84,507
         202  EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                                17,102
         693  EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                                       18,434
      15,805  FRANCE TELECOM SA (COMMUNICATIONS)                                                                            443,323
       9,424  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                              490,307
       1,714  GAZ DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                              24
         157  GECINA SA (REAL ESTATE)                                                                                        16,922
       3,766  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                       267,129
         588  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 95,664
         170  ICADE (REAL ESTATE)                                                                                            13,773
         253  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                             14,536
         580  JCDECAUX SA (BUSINESS SERVICES)                                                                                12,701
         589  KLEPIERRE (REAL ESTATE)                                                                                        23,053
       2,133  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                       209,297
       1,236  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           130,136
       1,013  LAGARDERE SCA (COMMUNICATIONS)                                                                                 45,662
         763  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   17,208
       2,140  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                       187,878
         502  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                       11,037
       8,347  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                              27,952
         268  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            25,271
           1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        36
       1,004  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      14,010
       1,387  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                       122,147
       1,283  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                    48,287
         640  PPR SA (APPAREL & ACCESSORY STORES)                                                                            57,266
       1,043  PUBLICIS GROUPE (COMMUNICATIONS)                                                                               32,851
       1,561  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                          99,481
       1,539  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                          26,933
       8,924  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                               586,712
       1,861  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 159,812
       1,421  SCOR REGROUPE (INSURANCE CARRIERS)                                                                             27,631
         211  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                10,962
       3,961  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                    355,814

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
FRANCE (continued)
         975  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                        $       17,273
         813  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                  47,978
       2,237  SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                     55,080
         850  TECHNIP SA (OIL & GAS EXTRACTION)                                                                              47,762
         726  THALES SA (TRANSPORTATION BY AIR)                                                                              36,637
      18,275  TOTAL SA (OIL & GAS EXTRACTION)                                                                             1,110,202
          56  TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                                                       3,357
         690  UNIBAIL (REAL ESTATE)                                                                                         139,608
         577  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                            17,461
         452  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                       97,531
       3,181  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                      130,870
       3,497  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      164,765
      10,063  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                         315,481
         219  WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                                     17,467
         340  ZODIAC SA (TRANSPORTATION BY AIR)                                                                              16,215
                                                                                                                          8,718,927
                                                                                                                     --------------
GERMANY: 8.89%
           5  A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                                  43,130
       1,805  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                                 96,422
       3,838  ALLIANZ SE (INSURANCE CARRIERS)                                                                               526,182
         574  ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                                      1,883
       8,139  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                         388,038
       6,560  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                    480,435
       2,795  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  108,336
         804  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                     50,818
         304  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                  15,834
         725  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                     31,641
       5,824  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                       86,334
       1,260  CONTINENTAL AG (TRANSPORTATION EQUIPMENT)+                                                                    125,232
       7,363  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                         365,594
       4,353  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                    311,400
       1,640  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              150,077
       1,874  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                  36,633
       7,128  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                    148,712
         748  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                                 28,334
      24,456  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                          371,418
      16,130  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                   811,932
         290  FRAPORT AG (TRANSPORTATION SERVICES)                                                                           17,234
         673  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 48,978
       1,679  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                    86,916
         241  FRESENIUS SE (HEALTH SERVICES)                                                                                 17,691
       1,282  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                              24,814
         202  HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                                      11,981
         478  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                             17,494
         198  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   20,924
       1,107  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                      33,952
       1,518  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                               55,371
         358  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   17,086
       1,319  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                           7,781
       6,388  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  35,465
         766  IVG IMMOBILIEN AG (REAL ESTATE)                                                                                 7,380
       1,253  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                           86,878
       1,130  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  120,668
         901  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                60,661
         545  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                       58,120

                   166 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
GERMANY (continued)
         957  METRO AG (FOOD STORES)                                                                                 $       47,990
       1,780  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                            268,503
         775  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                          84,041
         715  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)<<                                                                      4,837
          52  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                      14,152
         516  Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                                43,268
         293  RHEINMETALL BERLIN (MACHINERY)                                                                                 15,770
       3,843  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                    366,378
         310  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                                22,293
         350  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                      35,394
       7,535  SAP AG (BUSINESS SERVICES)                                                                                    401,305
       7,369  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                                687,357
         714  SOLARWORLD AG (ENERGY)                                                                                         30,053
       3,035  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                     91,122
       1,748  TUI AG (TRANSPORTATION BY AIR)<<                                                                               28,874
         997  UNITED INTERNET AG (COMMUNICATIONS)                                                                            10,720
       1,257  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                      492,550
         887  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                            110,427
         124  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                                 17,703
                                                                                                                          7,680,516
                                                                                                                     --------------
GREECE: 0.64%
       3,369  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                        73,347
       1,395  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                               30,447
       2,693  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                             49,088
         920  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                    9,804
       2,280  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                   40,983
       5,264  MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                                37,763
       4,184  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                          169,537
       1,880  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                      57,705
       2,592  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                      53,970
         850  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                                13,113
         490  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               16,183
                                                                                                                            551,940
                                                                                                                     --------------
HONG KONG: 2.01%
       1,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   8,670
      12,074  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                            38,007
      31,000  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       55,421
      10,000  C C LAND HOLDINGS LIMITED (PAPER & ALLIED PRODUCTS)                                                             2,185
      11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                         18,763
      12,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                    135,942
       4,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                 CONTRACTS)                                                                                                  18,615
       8,000  CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)<<                                                                9,913
      16,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                            10,591
      17,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                      141,168
       9,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    55,787
      17,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                7,604
      20,000  GENTING INTERNATIONAL PLC (REAL ESTATE)<<                                                                       6,415
       7,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                          22,173
      17,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                     40,019
       6,500  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              122,877
       9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                       40,120
      34,220  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                   78,115
         400  HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                4,600

                  Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
HONG KONG (continued)
       8,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                             $       98,531
      12,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         75,372
       5,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                                18,158
      14,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                       15,634
      18,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                    138,250
       5,504  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                                14,327
       5,432  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                         17,605
       4,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                     13,658
       4,000  LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)                                                 2,192
      18,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                          44,536
       6,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                           6,815
      17,861  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                              37,129
      26,000  MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     14,001
      11,685  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                      34,503
      20,257  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                   22,561
      12,800  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   12,181
       6,000  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                       10,766
       2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                                  5,636
      13,000  PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                          10,808
      32,000  PCCW LIMITED (COMMUNICATIONS)                                                                                  13,334
      10,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                   14,327
      10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                         3,443
      13,159  SINO LAND COMPANY (REAL ESTATE)                                                                                14,738
      12,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                 123,657
       7,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                      61,531
       2,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                                 8,493
      11,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                     33,212
       7,000  WHEELOCK & COMPANY (REAL ESTATE)                                                                               12,697
       1,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               11,525
         600  WING LUNG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               11,994
       5,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                              15,024
                                                                                                                          1,733,623
                                                                                                                     --------------
IRELAND: 0.47%
       7,339  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                               60,330
       6,409  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                     34,936
       8,257  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                      46,032
       4,523  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                               95,716
       4,029  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                            42,646
       8,721  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                     57,797
       2,259  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                15,825
       1,128  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                      33,030
         624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                              13,996
       1,045  SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)                                                               4,464
                                                                                                                            404,772
                                                                                                                     --------------
ITALY: 3.64%
      10,678  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                    27,246
       3,465  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                                31,850
       9,132  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                               303,162
       2,174  ATLANTIA SPA (SOCIAL SERVICES)                                                                                 44,791
         776  AUTOGRILL SPA (EATING & DRINKING PLACES)<<                                                                      8,811
       6,191  BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                                     20,452
      20,598  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                  51,265
       3,398  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                       28,879

                   168 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
ITALY (continued)
       5,640  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                             $    87,614
       1,307  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                       11,699
      37,392  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  312,136
      22,091  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                            585,544
       6,253  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                            84,027
       2,481  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                       53,779
         563  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                       13,289
       2,505  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                                  11,359
      66,514  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                     365,798
       7,548  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                  36,010
         502  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)                                       5,545
         820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       10,157
         506  ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    4,769
         550  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)<<                                                            14,402
       1,183  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)<<                                                                                                  27,219
       6,994  MEDIASET SPA (COMMUNICATIONS)                                                                                  44,418
       4,145  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                       56,259
       2,004  MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                           9,180
      14,053  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                         33,171
      23,782  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                               14,032
         856  PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 16,838
       2,256  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                              67,502
       6,668  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                       40,297
      50,864  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                        57,657
      84,707  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                           126,067
       9,826  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  36,125
      97,956  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                             366,292
       5,125  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                      112,272
       7,366  UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                         12,513
       5,279  UNIPOL SPA (INSURANCE CARRIERS)                                                                                11,328
                                                                                                                          3,143,754
                                                                                                                     --------------
JAPAN: 21.63%
       3,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                      15,127
         560  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      19,139
       1,300  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  27,489
       5,500  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                    56,193
         700  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        7,145
         500  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                        14,902
         650  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          5,029
       4,000  AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                            19,952
       1,600  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         39,184
       6,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                       57,185
         300  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               14,523
       5,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                     17,812
       1,500  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  11,742
       3,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 16,475
       5,000  AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   7,838
       3,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                              57,838
       9,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                79,116
      10,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          42,074
       1,000  ASICS CORPORATION (FOOTWEAR)                                                                                    7,774
       4,200  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                    176,481
       3,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)<<                                                              30,619
      11,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                             54,488
         600  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                     24,507

                  Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
       5,100  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               $       96,551
       1,900  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  20,118
       9,100  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          344,989
         600  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                              9,191
       1,900  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        17,839
          13  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       122,584
       6,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   31,459
       5,700  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 134,308
       2,000  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            32,591
           7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                                  144
       2,800  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  19,406
         500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 11,298
       4,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                                9,488
       1,300  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           21,365
         500  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                    7,307
       5,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 67,442
       2,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                8,997
       3,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  15,877
       2,000  DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      21,881
       6,000  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  154,599
       2,200  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  74,202
       5,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                            9,470
       1,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         8,192
         700  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                         26,035
       4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)          38,242
      11,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                       80,121
           2  DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                        8,058
       4,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                              10,523
       4,200  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  103,017
          16  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                        32,179
       2,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          8,968
          29  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                        216,271
       2,100  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            82,005
       1,080  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                 34,876
         900  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                           16,915
         500  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                        21,157
       1,600  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               120,371
         400  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    40,789
       4,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                     9,662
       5,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         25,327
           4  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                           5,159
       4,100  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                                 105,702
      16,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       89,952
       7,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 25,760
       5,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          22,079
           7  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            220
       3,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   17,107
         200  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                           9,867
       9,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                 45,013
       9,000  HASEKO CORPORATION (RESIDENTIAL)                                                                                6,464
         200  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                              4,282
       2,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                  8,086
         300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         28,593
         600  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                    26,261
         900  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 12,077
         900  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                                  22,245

                   170 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
         600  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                      $       11,898
      29,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      195,778
       1,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                              11,952
       1,600  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                  33,408
      10,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                22,316
       1,500  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                            36,095
      14,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                      427,692
       3,500  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<           69,432
       1,100  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  26,779
         200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          16,198
           7  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                            59,489
       2,760  ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                      32,383
      11,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  17,284
      11,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                30,569
         500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                       6,490
      13,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                         78,314
         200  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      5,094
       4,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              27,692
         300  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     11,308
       7,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                             14,414
         200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                     10,267
           5  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                              11,855
           4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                               32,277
           3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                               12,334
       3,000  JAPAN STEEL WORKS (MACHINERY)                                                                                  37,299
          38  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                 143,225
       4,400  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)<<                                                        136,471
       2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               32,087
       6,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    27,315
       1,500  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  20,003
       1,600  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   18,256
       7,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            21,146
       2,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                             15,024
       3,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               16,573
       6,600  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                146,840
       2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     12,405
       4,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                 107,270
      12,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     25,603
       5,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                           30,933
          25  KDDI CORPORATION (COMMUNICATIONS)                                                                             141,617
       4,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                      26,217
       5,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                     26,927
       2,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                              11,011
         300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          59,845
       1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                 13,545
       1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             9,526
      14,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                 48,788
       7,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        91,973
      22,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    44,270
       7,600  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      124,423
         800  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    20,130
       4,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          45,715
       9,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    56,767
       3,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                29,821
         900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                   21,080

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
       1,400  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)  $      106,268
       2,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                21,034
       3,200  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 66,703
         600  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                               27,669
       1,100  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                          8,506
         300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  13,642
       1,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           20,485
      14,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                       63,462
       2,400  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             17,923
         300  MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                          8,240
      16,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               275,832
       3,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          26,642
       8,000  MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                             32,580
       1,200  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                    14,681
       2,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                            10,692
       5,800  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             212,940
       3,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  11,252
      11,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         58,143
      11,600  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                    241,978
      17,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      114,700
      10,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                               197,051
       3,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                     14,509
      27,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  117,274
       1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  12,671
      10,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    31,410
      31,000  MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)                                                       52,238
       4,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        9,906
      88,170  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         768,864
         470  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 15,380
      15,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      186,215
       5,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)<<                                                  22,043
       6,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                   11,434
       7,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                  135,254
       5,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                        11,670
      10,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                             86,884
       3,200  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                    108,984
       8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                   43,190
         700  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         17,775
          83  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                 362,971
      12,000  MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                               16,465
       1,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                                     72,667
       1,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           17,590
      16,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              68,386
         300  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   6,268
       2,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  24,485
       1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                     9,735
       1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           5,546
         900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                              55,367
       3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            71,967
         800  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 339,339
           4  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                      38,669
       3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                               27,175
       7,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                    31,250
       2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     30,328
       7,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                     30,210

                   172 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
      11,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          $       55,393
           7  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                      20,457
       5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                    25,894
      44,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                           166,107
          44  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                     196,392
       9,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                           58,667
       6,000  NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                       33,725
       6,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       14,982
       1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                9,183
      19,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                               128,474
       1,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                    20,192
       6,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                  11,607
       1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       9,752
         700  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 24,948
         350  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        20,795
       1,400  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          35,617
         900  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                     10,090
      15,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    197,057
         400  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                          9,528
           2  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                         13,667
         900  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     18,523
       4,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                         23,108
       4,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       20,787
          11  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  43,489
         133  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                      212,893
           9  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                10,944
       5,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          25,286
          60  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   9,792
       5,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                              37,009
       7,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                            35,192
       1,000  OKUMA CORPORATION (MACHINERY)                                                                                   5,803
       2,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                               58,455
       1,700  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            26,388
         800  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               36,959
       1,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                  10,458
         300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              13,654
         400  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                27,117
         790  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                        98,914
      17,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  58,536
         100  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     6,526
       1,400  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            9,235
         500  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                  9,675
          54  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                          30,471
          44  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                       59,357
       6,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  84,366
         900  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  49,503
         500  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     25,380
         600  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            15,252
      14,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        24,308
           3  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 15,018
       2,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                            14,852
         136  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                                 20,382
       1,800  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  74,984
       1,600  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                           14,473
       1,100  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  25,581
       4,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              23,778

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
       4,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 $       36,724
       7,320  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                              210,303
       9,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            98,343
       1,500  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                37,675
       2,000  SHIMADZU CORPORAION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          16,207
         200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         13,412
         600  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          20,656
       5,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           23,818
       3,500  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              166,428
         600  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                    5,679
       4,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                11,294
      13,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 39,985
       3,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       60,763
       3,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          67,180
       5,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                49,228
      10,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                   21,086
       1,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                   14,609
         500  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       52,094
       6,400  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      83,402
      10,500  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                24,336
       7,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                        59,414
       8,600  SONY CORPORATION (ELECTRONIC)                                                                                 265,203
           7  SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                      27,560
         500  SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                                14,623
       1,200  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      17,604
       1,000  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            15,828
      13,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                57,429
       9,600  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             89,509
       6,400  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          69,659
       5,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     23,839
      33,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                 102,305
       5,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               50,109
          57  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        357,371
       3,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    65,336
       1,500  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                  13,363
         100  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                          3,328
      12,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                             79,949
       2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  23,280
         600  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    18,233
       3,000  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                            55,588
       1,650  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                 87,156
       7,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           10,205
       8,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            20,878
       1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          19,834
       2,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   15,844
       3,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                     26,139
       7,100  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           357,489
         880  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      11,452
       2,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   27,796
       1,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       50,086
       7,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                         21,034
       1,400  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           73,030
       1,000  THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             13,954
       2,300  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            47,154
       4,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           21,220
       4,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           14,817

                   174 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
JAPAN (continued)
       2,000  THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         $       21,802
       1,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   15,560
       7,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                         33,943
         900  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                   18,835
       4,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             22,062
         200  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                    3,095
       3,600  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 77,380
         400  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                    5,081
       2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             11,604
         300  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                         5,150
      10,300  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 253,426
       1,500  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  67,877
      20,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  83,449
         900  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                                9,944
       2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                            9,511
      10,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                    47,776
       4,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                           14,868
       2,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                  16,427
       4,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     31,195
      11,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                          51,643
      26,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  113,393
       4,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                11,803
       2,200  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       27,696
       2,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  14,790
       1,300  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            19,956
       1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                           25,351
         500  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         8,495
         500  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                           5,528
       1,500  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                       37,855
      23,400  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   1,000,409
       1,700  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                  22,273
       1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              37,902
       8,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                     21,571
         400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                             30,705
       2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                     20,352
         900  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           14,829
         210  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           13,506
          14  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                           59,955
         124  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                    40,594
         900  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        27,733
         730  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  55,333
       2,000  YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                            24,407
       1,400  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            23,872
       1,700  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                        23,219
         300  YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                        10,483
       3,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     33,601
       1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      12,128
       2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  11,388
       1,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  10,794
                                                                                                                         18,693,642
                                                                                                                     --------------
KAZAKHSTAN: 0.03%
       2,635  EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                          23,994
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
LUXEMBOURG: 0.55%
       7,507  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                               $      380,281
         598  MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                           41,293
       2,547  SES FDR (COMMUNICATIONS)                                                                                       52,725
                                                                                                                            474,299
                                                                                                                     --------------
NETHERLANDS: 3.34%
      11,807  AEGON NV (INSURANCE CARRIERS)                                                                                 104,462
       2,229  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                   107,011
       3,477  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                              60,772
         465  BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  22,041
         372  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                               26,430
       2,775  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                            47,354
         472  FUGRO NV (OIL FIELD SERVICES)                                                                                  27,873
       1,007  HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                  39,533
       2,158  HEINEKEN NV (EATING & DRINKING PLACES)                                                                         86,702
      16,294  ING GROEP NV (FINANCIAL SERVICES)                                                                             349,306
      15,645  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                   225,944
       8,904  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 241,588
       9,775  KONINKLIJKE AHOLD NV (FOOD STORES)                                                                            112,920
       1,148  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                               54,300
         807  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                21,220
       5,262  REED ELSEVIER NV (COMMUNICATIONS)                                                                              78,062
      23,650  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                     696,779
       1,167  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      24,983
       1,036  SNS REAAL (DEPOSITORY INSTITUTIONS)                                                                            11,823
       3,201  TNT NV (TRANSPORTATION SERVICES)                                                                               88,689
         532  TOMTOM NV (BUSINESS SERVICES)<<+                                                                                9,784
      14,068  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                         395,998
       2,450  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   49,657

                                                                                                                          2,883,231
                                                                                                                     --------------
NEW ZEALAND: 0.09%
       7,762  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                10,200
       2,518  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     13,331
       3,983  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  17,994
       4,036  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      10,023
      15,215  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                                  28,146

                                                                                                                             79,694
                                                                                                                     --------------
NORWAY: 0.84%
       1,346  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                   21,796
       6,214  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                          48,207
         450  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                       21,252
       5,627  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         38,068
       7,065  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                               65,015
       1,360  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                             17,971
       1,500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                              8,211
       1,176  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           21,799
       2,515  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     52,106
      11,103  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    263,837
       3,262  STOREBRAND ASA (INSURANCE CARRIERS)                                                                            19,386
       7,293  TELENOR ASA (COMMUNICATIONS)                                                                                   90,816
       1,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                 56,944
                                                                                                                            725,408
                                                                                                                     --------------

                   176 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
PORTUGAL: 0.29%
       3,075  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                 $        9,564
      19,192  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                         31,396
       1,790  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                              22,189
       2,386  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                              23,732
       2,170  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                      13,911
      15,235  ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  63,938
       1,835  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                           15,650
       5,367  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      53,971
       1,368  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                               10,118
       6,678  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                      5,917

                                                                                                                            250,386
                                                                                                                     --------------
SINGAPORE: 1.10%
       8,000  ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          10,568
       8,000  CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                            7,439
      14,000  CAPITALAND LIMITED (REAL ESTATE)                                                                               30,517
       9,300  CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       14,831
       4,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                        25,012
      16,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                    16,844
       7,000  COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                      7,513
      10,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          119,172
       8,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                              20,066
      40,000  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)                                                           8,918
       1,122  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           12,342
       1,040  K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                               701
      11,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                 60,784
       3,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                               5,992
       4,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             5,101
       9,500  OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)<<                                                           12,116
      21,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                         107,039
       8,140  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                     10,783
       7,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   18,282
       7,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                             14,882
       4,600  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                           46,211
       7,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                 30,493
      13,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    36,270
      11,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                   20,889
      67,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                         153,144
      10,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        119,548
       4,000  UOL GROUP LIMITED (REAL ESTATE)                                                                                 7,075
       2,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  10,881
       7,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                         12,414
       4,000  YANLORD LAND GROUP LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     2,624

                                                                                                                            948,451
                                                                                                                     --------------
SOUTH AFRICA 0.00%
           0  MONDI LIMITED (FORESTRY)                                                                                            2
                                                                                                                     --------------
SPAIN: 4.11%
       2,443  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                  48,077
         241  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                     36,731
       1,238  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                         22,175
       1,654  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                 CONTRACTS)                                                                                                  66,961
      30,212  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                  488,549
       7,737  BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                               60,133

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
SPAIN (continued)
       6,583  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                   $       78,413
      53,069  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                  795,732
       2,092  BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                       26,297
       1,803  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                            21,188
       7,164  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            34,444
       1,492  ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  32,173
         381  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                 CONTRACTS)                                                                                                  17,212
       1,540  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                          52,763
         922  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       34,224
         861  GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                      8,800
       1,089  GRIFOLS SA (HEALTH SERVICES)                                                                                   27,825
         502  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                           23,077
       6,916  IBERDROLA RENOVABLES (PIPELINES)<<+                                                                            30,219
      29,230  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              296,946
       4,151  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                      10,104
         781  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   18,611
       1,859  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                                   78,661
       5,504  MAPFRE SA (INSURANCE CARRIERS)                                                                                 24,060
         655  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                      4,423
         913  RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                    46,491
       6,396  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                          189,551
         564  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                             9,365
      36,454  TELEFONICA SA (COMMUNICATIONS)                                                                                866,785
       3,081  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            75,324
       1,053  ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       22,995

                                                                                                                          3,548,309
                                                                                                                     --------------
SWEDEN: 2.05%
       3,168  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                32,783
       2,687  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 32,538
       5,722  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                65,008
       3,194  ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,271
       2,500  BOLIDEN AB (METAL MINING)                                                                                      10,514
       2,024  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  23,679
       1,433  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   29,536
       4,480  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         183,437
         431  HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                    14,024
           1  HUSQVARNA AB A SHARES (MACHINERY)                                                                                   7
       2,230  HUSQVARNA AB B SHARES (MACHINERY)                                                                              16,773
       3,800  INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                               71,159
       1,930  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                    16,125
         532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                       174
         433  MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                        15,598
      17,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                           213,218
       8,592  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 91,025
       3,092  SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                   38,082
       2,507  SECURITAS AB (BUSINESS SERVICES)                                                                               28,239
       4,012  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             62,576
       3,340  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             38,017
       3,240  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        41,392
       1,592  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                  25,315
         675  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                   9,326
       4,777  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                         50,605
       3,914  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                     87,659
       3,300  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                          43,143
       2,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                            37,146

                   178 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
SWEDEN (continued)
       2,496  TELE2 AB (COMMUNICATIONS)                                                                              $       28,485
      25,587  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                      242,998
      18,911  TELIASONERA AB (COMMUNICATIONS)                                                                               107,471
       9,595  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                    86,687

                                                                                                                          1,775,010
                                                                                                                     --------------
SWITZERLAND: 7.69%
      19,001  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                              368,210
         893  ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                 46,015
       1,038  ADECCO SA (BUSINESS SERVICES)                                                                                  45,092
         658  ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                           26,631
         437  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       29,836
       4,448  COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                                196,528
       9,036  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      421,999
         383  EFG INTERNATIONAL (BANKING)                                                                                    11,058
         325  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 39,857
          54  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                         45,104
       1,777  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               130,239
       1,790  JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                               89,018
         442  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                      29,491
           7  LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                                 17,068
       1,412  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            32,231
         396  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                   49,687
      33,353  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         1,441,435
         979  NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                    32,746
      20,189  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   1,062,942
          51  OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  10,102
         214  PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                        18,418
         402  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            26,209
       5,961  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                              933,146
         417  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       25,103
          40  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                            47,076
       5,689  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  57,688
          69  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    19,118
         231  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             24,578
         408  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                   13,671
         267  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                           49,284
         295  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                        42,830
       3,072  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                        170,513
         191  SWISSCOM AG (COMMUNICATIONS)                                                                                   56,921
         909  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                     191,694
         495  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    68,479
      24,938  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                          426,249
       1,256  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                             347,812

                                                                                                                          6,644,078
                                                                                                                     --------------
UNITED KINGDOM: 19.91%
       3,447  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              43,645
       1,551  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                    15,679
       3,002  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                             14,636
       2,733  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                      31,348
      11,418  ANGLO AMERICAN PLC (METAL MINING)                                                                             385,706
       3,360  ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                     24,408
       3,255  ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                         41,305
      12,356  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                 540,690

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
UNITED KINGDOM (continued)
      23,201  AVIVA PLC (INSURANCE CARRIERS)                                                                         $      201,807
      30,357  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                       223,789
       3,846  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            20,897
      69,090  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                        410,492
         674  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    9,210
      28,389  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                           514,862
      18,727  BHP BILLITON PLC (COAL MINING)                                                                                424,243
     159,760  BP PLC (OIL & GAS EXTRACTION)                                                                               1,330,522
       4,818  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                    14,699
      13,036  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                               425,588
       8,727  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  118,589
       4,313  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                         58,176
       9,708  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  72,226
      67,315  BT GROUP PLC (COMMUNICATIONS)                                                                                 195,149
       2,726  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             32,070
       3,441  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   24,331
      11,417  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                         115,471
       1,092  CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                                       40,758
       5,382  CAPITA GROUP PLC (PERSONAL SERVICES)                                                                           66,979
       1,351  CARNIVAL PLC (WATER TRANSPORTATION)                                                                            40,266
       3,304  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                           10,204
         114  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                                  159
      31,056  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                              174,744
       9,694  COBHAM PLC (TRANSPORTATION BY AIR)                                                                             32,953
      15,622  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    96,888
       2,419  DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                         13,960
      22,028  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                          375,784
       2,828  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             38,078
       4,158  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                                 13,427
       4,103  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                       39,170
      18,679  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                     31,769
       5,604  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                             19,904
      46,412  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,005,404
      10,799  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                        39,051
       2,367  HAMMERSON PLC (REAL ESTATE)                                                                                    41,730
      11,959  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                            17,317
      44,725  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                            101,471
       7,274  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                 30,655
     101,868  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,648,039
       4,229  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                  27,277
       2,692  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                               18,164
       8,763  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                 281,297
       3,789  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                               12,799
       2,104  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         26,066
      13,376  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    86,551
       6,793  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          25,240
       3,166  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              17,299
      27,062  ITV PLC (COMMUNICATIONS)                                                                                       20,323
       8,675  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      54,406
       1,757  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                              42,743
       1,806  KAZAKHMYS PLC (METAL MINING)                                                                                   18,966
      19,927  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             47,505
       5,037  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                               17,010
       3,975  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                        89,777
      50,440  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 91,030

                   180 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
UNITED KINGDOM (continued)
       2,075  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                $       35,880
         248  LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                           165
      48,726  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                195,794
      11,585  LOGICACMG PLC (BUSINESS SERVICES)                                                                              22,666
       1,222  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                    19,357
       1,303  LONMIN PLC (METAL MINING)                                                                                      53,291
      14,475  MAN GROUP PLC (BUSINESS SERVICES)                                                                              88,454
      14,241  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                         52,017
       5,356  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                            18,022
       3,037  MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                            14,172
       1,033  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                           14,937
      21,550  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           273,535
       1,677  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          30,921
      44,416  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            62,170
       6,888  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         74,623
       2,399  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 17,456
      21,129  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                           192,656
       2,249  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                    5,500
       5,218  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                         252,993
       9,296  REED ELSEVIER PLC (COMMUNICATIONS)                                                                             92,567
      15,414  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                          19,124
       5,258  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                             37,357
       8,469  RIO TINTO PLC (METAL MINING)                                                                                  531,506
      15,377  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                     93,108
     140,284  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                    452,543
       7,120  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                          205,628
      23,245  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                          653,015
       7,617  SABMILLER PLC (EATING & DRINKING PLACES)                                                                      148,719
      10,677  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        37,398
         985  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             18,171
       7,598  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            193,336
       3,712  SEGRO PLC (REAL ESTATE)                                                                                        27,987
       3,879  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     25,298
       1,933  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           46,903
       4,665  SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                    73,768
         971  SIGNET JEWELERS LIMITED (APPAREL & ACCESSORY STORES)                                                           19,327
       7,397  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               78,123
       3,232  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             58,613
       4,401  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                                 20,000
      12,267  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                              301,835
      19,298  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                        84,129
       3,873  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                      26,607
       8,802  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             5,703
      67,820  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                           471,685
       3,885  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                                15,415
       1,657  THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          37,031
       7,217  TOMKINS PLC (BUSINESS SERVICES)                                                                                20,150
       4,645  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                            17,961
       6,134  TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                          78,425
      11,211  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                        304,831
       2,075  UNITED BUSINESS MEDIA LIMITED (COMMUNICATIONS)                                                                 18,278
       6,043  UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 74,995
       1,228  VEDANTA RESOURCES PLC (METAL MINING)                                                                           25,739
     450,844  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                           995,652
       1,498  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                       28,333
       2,951  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                             12,444

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--September 30, 2008

INTERNATIONAL INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------------------------------------  --------------
UNITED KINGDOM (continued)
      21,268  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            $       98,904
       5,416  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                               40,937
       9,400  WPP GROUP PLC (BUSINESS SERVICES)                                                                              76,032
       5,415  XSTRATA PLC (DIVERSIFIED MINING)                                                                              168,730
                                                                                                                         17,205,617
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $81,746,776)                                                                                   84,050,452
                                                                                                                     --------------

                                                                                                    EXPIRATION DATE
                                                                                                    ---------------
WARRANTS: 0.00%
       4,000  DOWA MINING WARRANTS+                                                                    01/29/2010               826

TOTAL WARRANTS (COST $0)                                                                                                        826
                                                                                                                     --------------
PREFERRED STOCKS: 0.02%
         414  BAYERISCHE MOTOREN WERKE AG PREFERRED                                                                          12,697

TOTAL PREFERRED STOCKS (COST $19,600)                                                                                        12,697
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 1.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.85%
   1,602,052  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            1,602,052
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,602,052)                                                                 1,602,052
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 0.40%
     345,298  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                  345,298
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $345,298)                                                                                345,298
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $83,713,726)*                             99.54%                                                            $   86,011,325
OTHER ASSETS AND LIABILITIES, NET                   0.46                                                                    394,384
                                                  ------                                                             --------------
TOTAL NET ASSETS                                  100.00%                                                            $   86,405,709
                                                  ------                                                             --------------

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $345,298.

* Cost for federal income tax purposes is $84,040,085 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $ 13,389,513
Gross unrealized depreciation                (11,418,273)
                                            ------------
Net unrealized appreciation(depreciation)   $  1,971,240

The accompanying notes are an integral part of these financial statements.

                   182 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 91.35%
AUSTRALIA: 5.92%
     356,700  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                               $    1,568,562
     448,500  AWB LIMITED (AGRICULTURAL SERVICES)                                                                         1,001,863
     404,900  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            2,386,322
     493,200  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                    2,448,944
     228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                  457,646
   1,718,600  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                          1,949,571
     574,800  METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                             1,840,000
     700,300  MINCOR RESOURCES NL (METAL MINING)<<                                                                          702,060
      88,400  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,784,130
     845,300  PERILYA LIMITED (METAL MINING)<<                                                                              203,659
     894,000  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      2,279,150
     414,900  SALLY MALAY MINING LIMITED (METAL MINING)                                                                     489,321
     210,400  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  1,382,262
                                                                                                                         18,493,490
                                                                                                                     --------------
AUSTRIA: 0.39%
      39,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                                1,228,057
                                                                                                                     --------------
BELGIUM: 0.82%
       7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)<<                                                                           84,110
      99,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                              615,325
      37,000  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                         1,852,914
                                                                                                                          2,552,349
                                                                                                                     --------------
DENMARK: 1.31%
      44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   1,069,042
     110,600  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               2,102,755
      19,850  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      934,813
                                                                                                                          4,106,610
                                                                                                                     --------------
FINLAND: 0.72%
      51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                  1,035,226
      82,700  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                               1,217,309
                                                                                                                          2,252,535
                                                                                                                     --------------
FRANCE: 9.45%
         730  ARKEMA (OIL & GAS EXTRACTION)                                                                                  26,950
      64,300  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    6,137,901
      32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          1,696,689
      17,400  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                 PLASTICS PRODUCTS)                                                                                       1,127,036
      74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                1,438,707
      21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                   797,885
      27,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                        809,145
      21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       1,363,805
      92,500  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                       1,618,804
      83,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             5,502,888
       4,300  SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                                  80,706
      17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  1,580,998
      58,900  TOTAL SA (OIL & GAS EXTRACTION)                                                                             3,578,162
      54,100  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         1,637,157
      68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       2,131,843
                                                                                                                         29,528,676
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--September 30, 2008

INTERNATIONAL VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
GERMANY: 8.22%
       2,825  ALLIANZ SE (INSURANCE CARRIERS)                                                                        $      387,302
      99,900  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       4,762,869
      72,500  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                 STATIONS)                                                                                                2,810,150
      61,100  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                       3,033,787
      20,100  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  1,437,891
     122,200  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                               2,388,800
      31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                          1,134,540
      54,500  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED
                 INDUSTRIES)                                                                                                858,521
      31,800  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          4,796,854
      29,900  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   1,263,741
      93,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  2,816,238
                                                                                                                         25,690,693
                                                                                                                     --------------
GREECE: 0.12%
      10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                  365,547
                                                                                                                     --------------
HONG KONG: 1.84%
   1,133,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                    1,932,558
     439,500  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                                1,284,717
     253,500  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                      1,592,226
     371,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)<<                                                951,672
                                                                                                                          5,761,173
                                                                                                                     --------------
IRELAND: 0.86%
      79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                              651,885
     225,000  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   1,254,355
     111,500  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               781,102
                                                                                                                          2,687,342
                                                                                                                     --------------
ITALY: 4.42%
     266,500  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,224,653
     167,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           4,429,152
     189,400  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         2,545,139
     175,000  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                     962,424
     166,200  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    3,640,892
                                                                                                                         13,802,260
                                                                                                                     --------------
JAPAN: 19.74%
      24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     827,064
     190,000  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,201,153
      96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                 & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   754,613
     252,200  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                               1,385,040
     244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       1,026,608
      58,500  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)<<                                                2,458,124
     180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                      516,215
     315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
                 SUPPLY & MOBILE HOME DEALERS)                                                                            1,051,725
     510,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                            1,209,707
     294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                             775,823
      72,500  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   1,393,189
     171,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT)                                                                                        866,178
      57,700  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              702,585
      45,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      1,389,241
      40,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        1,249,952
         400  KDDI CORPORATION (COMMUNICATIONS)                                                                           2,265,868
     319,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    1,446,023

                   184 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
JAPAN (continued)
     154,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE,
                 FURNISHINGS & EQUIPMENT STORES)                                                                     $    2,654,886
      64,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  1,337,136
      97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    1,204,189
     599,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     1,398,113
      55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 975,225
     213,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                                               950,880
     406,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  1,637,393
     303,300  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<                                                             1,527,324
       1,000  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   4,463,447
     349,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                 STATIONS)<<                                                                                              2,363,919
       2,900  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    4,642,022
     164,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   2,551,868
     211,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   2,966,864
      40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     828,118
     337,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                     1,422,515
     384,000  SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                 & MOBILE HOME DEALERS)                                                                                   1,450,358
      19,400  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                 & SERVICES)<<                                                                                              883,391
      94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                  920,398
     147,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               628,665
     321,800  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                 & SERVICES)                                                                                              3,000,415
     234,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     921,742
      56,800  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                 STATIONS)<<                                                                                              2,428,343
                                                                                                                         61,676,319
                                                                                                                     --------------
NETHERLANDS: 2.20%
     286,300  AEGON NV (INSURANCE CARRIERS)                                                                               2,532,979
     137,300  ING GROEP NV (FINANCIAL SERVICES)                                                                           2,943,401
      47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                     1,408,289
                                                                                                                          6,884,669
                                                                                                                     --------------
NORWAY: 1.50%
     170,500  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                        1,108,706
     177,600  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       1,377,785
      63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                        430,268
      74,100  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,760,862
                                                                                                                          4,677,621
                                                                                                                     --------------
PORTUGAL: 0.65%
     164,702  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           2,042,243
                                                                                                                     --------------
SINGAPORE: 0.97%
     606,490  MOBILONE LIMITED (COMMUNICATIONS)                                                                             778,081
     787,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                       1,003,689
     126,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        1,265,783
                                                                                                                          3,047,553
                                                                                                                     --------------
SPAIN: 4.30%
      75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                1,225,738
     409,900  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                6,146,156
     138,100  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        4,092,709
      82,400  TELEFONICA SA (COMMUNICATIONS)                                                                              1,959,267
                                                                                                                         13,423,870
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--September 30, 2008

INTERNATIONAL VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SWEDEN: 1.83%
      87,600  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                            $    1,024,825
     121,000  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         1,444,612
      70,500  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  1,578,934
      22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                         290,232
     151,400  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 1,367,833
                                                                                                                          5,706,436
                                                                                                                     --------------
SWITZERLAND: 6.64%
      34,200  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                    2,334,997
     209,944  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   2,044,485
      87,400  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    4,081,752
       3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                 1,330,678
      19,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   1,047,726
       3,700  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             1,125,930
       9,000  SWISSCOM AG (COMMUNICATIONS)                                                                                2,682,151
       2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                                377,322
       7,800  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                    1,258,332
      16,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           4,458,421
                                                                                                                         20,741,794
                                                                                                                     --------------
UNITED KINGDOM: 19.45%
     175,800  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                            857,098
     376,000  AMLIN PLC (INSURANCE CARRIERS)                                                                              2,151,494
     125,700  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               5,500,541
     220,500  AVIVA PLC (INSURANCE CARRIERS)                                                                              1,917,950
     268,700  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      1,596,456
     791,800  BP PLC (OIL & GAS EXTRACTION)                                                                               6,594,310
     332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                            1,085,899
   1,016,100  BT GROUP PLC (COMMUNICATIONS)                                                                               2,945,711
     533,000  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,999,046
     181,087  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          2,438,243
     390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                        756,325
     569,500  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                          2,022,750
     126,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           2,746,815
     184,200  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                   1,514,533
     298,900  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                            678,134
     242,900  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            1,638,900
     172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                   137,311
     295,800  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              1,188,606
     539,900  MARSTON'S PLC (EATING & DRINKING PLACES)                                                                    1,525,385
     237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                  272,544
   1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                         1,572,157
     315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                             423,050
     652,900  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                               1,745,610
     261,478  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                    843,500
     264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                        7,416,472
      23,500  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)+                                                                                281,035
     319,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   2,197,697
           1  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                              0
     566,200  TOMKINS PLC (BUSINESS SERVICES)                                                                             1,580,873
   1,181,894  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         2,610,118
     223,600  WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                        1,522,538
                                                                                                                         60,761,101
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $378,827,425)                                                                                 285,430,338
                                                                                                                     --------------

                   186 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

INTERNATIONAL VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COLLATERAL FOR SECURITIES LENDING: 4.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.37%
  13,647,927  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       $   13,647,927
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,647,927)                                                               13,647,927
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 5.55%
  17,359,667 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                17,359,667
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,359,667)                                                                          17,359,667
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $409,835,019)*                               101.27%                                                        $  316,437,932
OTHER ASSETS AND LIABILITIES, NET                      (1.27)                                                            (3,976,907)
                                                      ------                                                         --------------
TOTAL NET ASSETS                                      100.00%                                                        $  312,461,025
                                                      ------                                                         --------------

<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $17,359,667.

* Cost for federal income tax purposes is $409,952,518 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                   $  4,581,476
Gross unrealized depreciation                    (98,096,062)
                                                ------------
Net unrealized appreciation (depreciation)      $(93,514,586)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--September 30, 2008

LARGE CAP APPRECIATION PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 97.05%
APPAREL & ACCESSORY STORES: 1.64%
     134,390  GAP INCORPORATED<<                                                                                     $    2,389,454
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.21%
      30,870  SHERWIN-WILLIAMS COMPANY                                                                                    1,764,529
                                                                                                                     --------------
BUSINESS SERVICES: 8.69%
     113,300  ACTIVISION BLIZZARD INCORPORATED+                                                                           1,748,219
      59,380  ADOBE SYSTEMS INCORPORATED                                                                                  2,343,729
      86,070  CA INCORPORATED                                                                                             1,717,957
      78,060  JUNIPER NETWORKS INCORPORATED+                                                                              1,644,724
       6,470  MASTERCARD INCORPORATED CLASS A                                                                             1,147,325
     113,110  ORACLE CORPORATION+                                                                                         2,297,264
      89,800  SYMANTEC CORPORATION+                                                                                       1,758,284
                                                                                                                         12,657,502
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 12.79%
      52,330  ABBOTT LABORATORIES                                                                                         3,013,161
      29,220  AMGEN INCORPORATED+                                                                                         1,731,869
      46,890  AVON PRODUCTS INCORPORATED                                                                                  1,949,217
      36,200  BIOGEN IDEC INCORPORATED+                                                                                   1,820,498
       6,630  CF INDUSTRIES HOLDINGS INCORPORATED                                                                           606,380
      33,390  JOHNSON & JOHNSON                                                                                           2,313,259
      19,510  MONSANTO COMPANY                                                                                            1,931,100
      20,920  MOSAIC COMPANY                                                                                              1,422,978
     101,510  PFIZER INCORPORATED                                                                                         1,871,844
      28,330  PROCTER & GAMBLE COMPANY                                                                                    1,974,318
                                                                                                                         18,634,624
                                                                                                                     --------------
COAL MINING: 0.95%
      30,670  PEABODY ENERGY CORPORATION                                                                                  1,380,150
                                                                                                                     --------------
COMMUNICATIONS: 2.90%
      56,100  AMERICAN TOWER CORPORATION CLASS A                                                                          2,017,917
      84,620  DIRECTV GROUP INCORPORATED<<                                                                                2,214,505
                                                                                                                          4,232,422
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 4.35%
     108,010  HUDSON CITY BANCORP INCORPORATED<<                                                                          1,992,785
      30,790  NORTHERN TRUST CORPORATION                                                                                  2,223,038
      86,180  WESTERN UNION COMPANY                                                                                       2,126,061
                                                                                                                          6,341,884
                                                                                                                     --------------
EATING & DRINKING PLACES: 1.24%
      29,330  MCDONALD'S CORPORATION                                                                                      1,809,661
                                                                                                                     --------------
EDUCATIONAL SERVICES: 1.43%
      35,210  APOLLO GROUP INCORPORATED CLASS A+                                                                          2,087,953
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.12%
     128,020  EL PASO CORPORATION                                                                                         1,633,535
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   9.87%
      50,270  AMPHENOL CORPORATION CLASS A                                                                                2,017,838
      64,620  ANALOG DEVICES INCORPORATED                                                                                 1,702,737
      84,170  BROADCOM CORPORATION CLASS A+                                                                               1,568,087

                   188 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

LARGE CAP APPRECIATION PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
      49,820  EMERSON ELECTRIC COMPANY                                                                               $    2,032,158
       7,770  FIRST SOLAR INCORPORATED+                                                                                   1,467,831
     166,350  MARVELL TECHNOLOGY GROUP LIMITED+                                                                           1,547,055
      45,700  QUALCOMM INCORPORATED                                                                                       1,963,729
      89,080  XILINX INCORPORATED                                                                                         2,088,926
                                                                                                                         14,388,361
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.75%
      66,990  ACCENTURE LIMITED CLASS A                                                                                   2,545,620
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.71%
      23,170  BUNGE LIMITED<<                                                                                             1,463,881
      36,060  GENERAL MILLS INCORPORATED                                                                                  2,478,043
                                                                                                                          3,941,924
                                                                                                                     --------------
FOOD STORES: 1.38%
      73,300  KROGER COMPANY                                                                                              2,014,284
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 1.35%
      64,280  TJX COMPANIES INCORPORATED<<                                                                                1,961,826
                                                                                                                     --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.14%
      46,080  FOSTER WHEELER LIMITED                                                                                      1,663,949
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.49%
      32,760  FMC TECHNOLOGIES INCORPORATED<<+                                                                            1,524,978
      57,630  GAMESTOP CORPORATION CLASS A+                                                                               1,971,522
      46,810  HEWLETT-PACKARD COMPANY                                                                                     2,164,494
      27,500  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 3,216,402
      14,190  NATIONAL OILWELL VARCO INCORPORATED+                                                                          712,764
      17,250  SPX CORPORATION                                                                                             1,328,250
                                                                                                                         10,918,410
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.40%
      81,220  UNUMPROVIDENT CORPORATION                                                                                   2,038,622
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 4.38%
      22,000  C.R. BARD INCORPORATED<<                                                                                    2,087,140
      38,340  COVIDIEN LIMITED                                                                                            2,061,158
      40,670  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      2,236,850
                                                                                                                          6,385,148
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.72%
      49,700  ST. JUDE MEDICAL INCORPORATED                                                                               2,161,453
      31,500  VARIAN MEDICAL SYSTEMS INCORPORATED                                                                         1,799,595
                                                                                                                          3,961,048
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 1.37%
      26,950  EXPRESS SCRIPTS INCORPORATED+                                                                               1,989,449
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.25%
      27,720  BAXTER INTERNATIONAL INCORPORATED                                                                           1,819,264
                                                                                                                     --------------
METAL MINING: 0.39%
      10,770  CLEVELAND-CLIFFS INCORPORATED                                                                                 570,164
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--September 30, 2008

LARGE CAP APPRECIATION PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.15%
      47,700  TYCO INTERNATIONAL LIMITED                                                                             $    1,670,454
                                                                                                                          1,670,454
                                                                                                                     --------------
MOTION PICTURES: 1.35%
      63,890  WALT DISNEY COMPANY                                                                                         1,960,784
                                                                                                                     --------------
OIL & GAS EXTRACTION: 5.20%
      18,710  APACHE CORPORATION                                                                                          1,951,079
      32,710  ENSCO INTERNATIONAL INCORPORATED                                                                            1,885,077
      27,500  OCCIDENTAL PETROLEUM CORPORATION                                                                            1,937,375
      59,120  SOUTHWESTERN ENERGY COMPANY                                                                                 1,805,525
                                                                                                                          7,579,056
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 1.14%
      63,290  INTERNATIONAL PAPER COMPANY<<                                                                               1,656,932
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.77%
      27,130  EXXON MOBIL CORPORATION                                                                                     2,106,916
      23,510  HESS CORPORATION                                                                                            1,929,701
                                                                                                                          4,036,617
                                                                                                                     --------------
PIPELINES: 1.03%
      63,270  THE WILLIAMS COMPANIES INCORPORATED                                                                         1,496,336
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 1.01%
      37,200  NUCOR CORPORATION                                                                                           1,469,400
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 1.26%
      27,800  NORFOLK SOUTHERN CORPORATION                                                                                1,840,638
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.17%
     105,290  TD AMERITRADE HOLDING CORPORATION<<+                                                                        1,705,698
                                                                                                                     --------------
TOBACCO PRODUCTS: 1.39%
      42,200  PHILIP MORRIS INTERNATIONAL                                                                                 2,029,820
                                                                                                                     --------------
TRANSPORTATION BY AIR: 1.34%
     134,300  SOUTHWEST AIRLINES COMPANY                                                                                  1,948,693
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 3.52%
      13,750  GENERAL DYNAMICS CORPORATION                                                                                1,012,274
      43,760  HONEYWELL INTERNATIONAL INCORPORATED                                                                        1,818,228
      21,000  LOCKHEED MARTIN CORPORATION                                                                                 2,303,070
                                                                                                                          5,133,572
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.20%
      56,760  SYSCO CORPORATION                                                                                           1,749,911
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $157,416,959)                                                                                 141,407,694
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 10.07%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.86%
     313,459  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     313,459
     313,459  DAILY ASSETS FUND INSTITUTIONAL                                                                               313,459
     313,459  DREYFUS CASH MANAGEMENT FUND                                                                                  313,459
     313,459  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               313,459
                                                                                                                          1,253,836
                                                                                                                     --------------

                   190 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

LARGE CAP APPRECIATION PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.21%
$    255,279  ATLANTIS ONE FUNDING CORPORATION++                                              6.75%     10/01/2008   $      255,279
     118,735  BANCO SANTANDER TOTTA LOAN+++/-                                                 2.51      10/15/2008          118,730
     118,735  BANK OF IRELAND+++/-                                                            2.80      10/14/2008          118,732
   2,137,223  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,137,357)                                       2.25      10/01/2008        2,137,223
     121,255  CHEYNE FINANCE LLC+++/-####(a)(i)                                               2.08      02/25/2008            2,001
      93,354  CHEYNE FINANCE LLC+/-####(a)(i)                                                 7.04      05/19/2008            1,540
      76,812  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $76,814)                                   1.15      10/01/2008           76,812
   2,334,323  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $2,334,469)                                       2.25      10/01/2008        2,334,323
     455,394  GRYPHON FUNDING LIMITED(a)(i)                                                   0.00      08/23/2009          198,415
     308,710  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                             2.58      10/16/2008          308,710
     252,074  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $252,121)                                  6.75      10/01/2008          252,074
   2,334,323  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $2,334,436)                                1.75      10/01/2008        2,334,323
     255,279  MATCHPOINT MASTER TRUST++                                                       6.75      10/01/2008          255,279
     255,279  MONT BLANC CAPITAL CORPORATION++                                                7.50      10/01/2008          255,279
      21,966  MORGAN STANLEY+/-                                                               2.64      10/15/2008           21,966
   1,917,327  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $1,917,380)                                1.00      10/01/2008        1,917,327
     237,469  NORTHERN ROCK PLC+++/-                                                          2.52      10/03/2008          237,448
      71,241  ROYAL BANK OF CANADA                                                            0.25      10/01/2008           71,241
     232,720  ROYAL BANK OF CANADA                                                            8.00      10/01/2008          232,720
     194,725  ROYAL BANK OF CANADA                                                           10.00      10/01/2008          194,725
     128,233  ROYAL BANK OF CANADA                                                           11.00      10/01/2008          128,233
     194,725  ROYAL BANK OF CANADA                                                           12.00      10/01/2008          194,725
     255,279  STARBIRD FUNDING CORPORATION++                                                  7.00      10/01/2008          255,279
     255,279  TULIP FUNDING CORPORATION++                                                     6.75      10/01/2008          255,279
     118,735  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                         2.52      10/14/2008          118,730
     118,735  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                              2.52      10/08/2008          118,732
     255,279  VERSAILLES CP LLC++                                                             7.00      10/01/2008          255,279
     147,231  VICTORIA FINANCE LLC+++/-####(a)(i)                                             4.05      04/03/2008          113,368
     237,469  VICTORIA FINANCE LLC+++/-####(a)(i)                                             4.06      02/15/2008          182,851
     204,224  VICTORIA FINANCE LLC+++/-####(a)(i)                                             7.07      07/28/2008          157,252
     118,735  VICTORIA FINANCE LLC+++/-####(a)(i)                                             7.10      08/07/2008           91,426
     237,469  WHITE PINE FINANCE LLC+++/-####(a)(i)                                           4.01      02/22/2008          217,759
                                                                                                                         13,413,060
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,806,609)                                                               14,666,896
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--September 30, 2008

LARGE CAP APPRECIATION PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 3.49%
   5,087,712  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $    5,087,712
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,087,712)                                                                            5,087,712
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $177,311,280)*                                  110.61%                                                        $  161,162,302
OTHER ASSETS AND LIABILITIES, NET                     (10.61)                                                           (15,462,124)
                                                      ------                                                         --------------
TOTAL NET ASSETS                                      100.00%                                                        $  145,700,178
                                                      ------                                                         --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $5,087,712.

* Cost for federal income tax purposes is $177,540,395 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                   $  3,571,607
Gross unrealized depreciation                    (19,949,700)
                                                ------------
Net unrealized appreciation (depreciation)      $(16,378,093)

The accompanying notes are an integral part of these financial statements.

                   192 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

LARGE COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 99.20%
APPAREL & ACCESSORY STORES: 1.67%
     496,800  KOHL'S CORPORATION<<+                                                                                  $   22,892,544
                                                                                                                     --------------
BIOPHARMACEUTICALS: 6.96%
     568,100  GENENTECH INCORPORATED+                                                                                    50,379,108
     559,440  GENZYME CORPORATION<<+                                                                                     45,253,102
                                                                                                                         95,632,210
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.95%
     836,200  FASTENAL COMPANY<<                                                                                         41,299,918
   1,706,500  LOWE'S COMPANIES INCORPORATED<<                                                                            40,426,985
                                                                                                                         81,726,903
                                                                                                                     --------------
BUSINESS SERVICES: 17.09%
     520,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     22,230,000
   2,195,870  EBAY INCORPORATED+                                                                                         49,143,571
     167,700  GOOGLE INCORPORATED CLASS A+                                                                               67,167,204
   3,606,198  MICROSOFT CORPORATION                                                                                      96,249,425
                                                                                                                        234,790,200
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 3.10%
     719,900  AMGEN INCORPORATED<<+                                                                                      42,668,473
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 1.38%
     766,500  WESTERN UNION COMPANY<<                                                                                    18,909,555
                                                                                                                     --------------
E-COMMERCE/SERVICES: 1.46%
     275,200  AMAZON.COM INCORPORATED<<+                                                                                 20,023,552
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   12.75%
   3,716,343  CISCO SYSTEMS INCORPORATED+                                                                                83,840,698
     788,100  LINEAR TECHNOLOGY CORPORATION<<                                                                            24,163,146
   2,322,800  NOKIA OYJ ADR                                                                                              43,320,220
     554,500  QUALCOMM INCORPORATED                                                                                      23,826,865
                                                                                                                        175,150,929
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.20%
   1,749,400  PAYCHEX INCORPORATED<<                                                                                     57,782,682
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 6.81%
   1,290,860  TARGET CORPORATION                                                                                         63,316,683
     504,300  WAL-MART STORES INCORPORATED                                                                               30,202,527
                                                                                                                         93,519,210
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.70%
   1,146,800  EMC CORPORATION+                                                                                           13,715,728
   2,717,370  INTEL CORPORATION                                                                                          50,896,340
                                                                                                                         64,612,068
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 6.35%
   1,741,810  MEDTRONIC INCORPORATED                                                                                     87,264,681
                                                                                                                     --------------
PERSONAL SERVICES: 1.05%
     501,850  CINTAS CORPORATION<<                                                                                       14,408,114
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--September 30, 2008

LARGE COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 21.97%
   4,018,337  CHARLES SCHWAB CORPORATION                                                                             $  104,476,762
      38,200  CME GROUP INCORPORATED                                                                                     14,191,682
     460,800  FRANKLIN RESOURCES INCORPORATED                                                                            40,610,304
     716,590  GOLDMAN SACHS GROUP INCORPORATED                                                                           91,723,520
     313,600  LEGG MASON INCORPORATED                                                                                    11,935,616
     724,200  T. ROWE PRICE GROUP INCORPORATED<<                                                                         38,896,782
                                                                                                                        301,834,666
                                                                                                                     --------------
TRANSPORTATION SERVICES: 3.76%
     542,800  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                     27,661,086
     687,800  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                      23,962,952
                                                                                                                         51,624,038
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,292,625,884)                                                                             1,362,839,825
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 12.15%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.04%
   3,568,478  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   3,568,478
   3,568,478  DAILY ASSETS FUND INSTITUTIONAL                                                                             3,568,478
   3,568,478  DREYFUS CASH MANAGEMENT FUND                                                                                3,568,478
   3,568,478  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             3,568,478
                                                                                                                         14,273,912
                                                                                                                     --------------

 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.11%
$  2,906,147  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008        2,906,147
   1,351,696  BANCO SANTANDER TOTTA LOAN+++/-                                               2.51        10/15/2008        1,351,600
   1,351,696  BANK OF IRELAND+++/-                                                          2.80        10/14/2008        1,351,661
  24,330,530  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $24,332,051)                                    2.25        10/01/2008       24,330,530
   1,380,390  CHEYNE FINANCE LLC+++/-####(a)(i)                                             2.08        02/25/2008           22,776
   1,062,760  CHEYNE FINANCE LLC+/-####(a)(i)                                               7.04        05/19/2008           17,536
     874,439  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $874,467)                                1.15        10/01/2008          874,439
  26,574,346  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $26,576,007)                                    2.25        10/01/2008       26,574,346
   5,184,289  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        2,258,795
   3,514,410  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008        3,514,410
   2,869,651  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $2,870,189)                              6.75        10/01/2008        2,869,651
  26,574,346  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $26,575,638)                             1.75        10/01/2008       26,574,346
   2,906,147  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008        2,906,147
   2,906,147  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008        2,906,147
     250,064  MORGAN STANLEY+/-                                                             2.64        10/15/2008          250,064
  21,827,189  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $21,827,795)                             1.00        10/01/2008       21,827,189
   2,703,392  NORTHERN ROCK PLC+++/-                                                        2.52        10/03/2008        2,703,145
     811,018  ROYAL BANK OF CANADA                                                          0.25        10/01/2008          811,018
   2,649,324  ROYAL BANK OF CANADA                                                          8.00        10/01/2008        2,649,324
   2,216,782  ROYAL BANK OF CANADA                                                         10.00        10/01/2008        2,216,782
   1,459,832  ROYAL BANK OF CANADA                                                         11.00        10/01/2008        1,459,832
   2,216,782  ROYAL BANK OF CANADA                                                         12.00        10/01/2008        2,216,782

                   194 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

LARGE COMPANY GROWTH PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,906,147  STARBIRD FUNDING CORPORATION++                                                7.00%       10/01/2008   $    2,906,147
   2,906,147  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008        2,906,147
   1,351,696  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                       2.52        10/14/2008        1,351,639
   1,351,696  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                            2.52        10/08/2008        1,351,664
   2,906,147  VERSAILLES CP LLC++                                                           7.00        10/01/2008        2,906,147
   1,676,103  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.05         4/03/2008        1,290,599
   2,703,392  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.06        02/15/2008        2,081,612
   2,324,917  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.07        07/28/2008        1,790,186
   1,351,696  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.10        08/07/2008        1,040,806
   2,703,392  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         4.01        02/22/2008        2,479,011
                                                                                                                        152,696,625
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $169,380,903)                                                             166,970,537
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 1.18%
  16,109,282   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              16,109,282
TOTAL SHORT-TERM INVESTMENTS (COST $16,109,282)                                                                          16,109,282
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES (COST $1,478,116,069)*   112.53%                                                     $1,545,919,644
OTHER ASSETS AND LIABILITIES, NET                        (12.53)                                                       (172,122,037)
                                                         ------                                                      --------------
TOTAL NET ASSETS                                         100.00%                                                     $1,373,797,607
                                                         ------                                                      --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $16,109,282.

* Cost for federal income tax purposes is $1,518,529,757 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 169,769,575
Gross unrealized depreciation                 (142,379,688)
                                             -------------
Net unrealized appreciation (depreciation)   $  27,389,887

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                ---------------
COMMON STOCKS: 99.69%
AMUSEMENT & RECREATION SERVICES: 0.46%
      14,696  MULTIMEDIA GAMES INCORPORATED<<+                                                                       $       63,634
      24,792  TICKETMASTER+                                                                                                 266,018
      31,861  WMS INDUSTRIES INCORPORATED<<+                                                                                973,991
                                                                                                                          1,303,643
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 1.33%
      13,260  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                         135,915
      15,327  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                                511,155
      22,500  CHRISTOPHER & BANKS CORPORATION                                                                               172,575
      28,741  DRESS BARN INCORPORATED<<+                                                                                    439,450
      34,842  FINISH LINE INCORPORATED CLASS A                                                                              348,072
      27,807  HOT TOPIC INCORPORATED<<+                                                                                     183,804
      11,552  JOS. A. BANK CLOTHIERS INCORPORATED+                                                                          388,147
      24,580  STAGE STORES INCORPORATED                                                                                     335,763
       9,924  THE BUCKLE INCORPORATED<<                                                                                     551,179
      18,783  THE CATO CORPORATION CLASS A                                                                                  329,642
      15,736  TWEEN BRANDS INCORPORATED+                                                                                    154,055
      12,701  ZUMIEZ INCORPORATED<<+                                                                                        209,312
                                                                                                                          3,759,069
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
      18,425  GYMBOREE CORPORATION<<+                                                                                       654,088
      11,866  MAIDENFORM BRANDS INCORPORATED+                                                                               172,176
      80,679  QUIKSILVER INCORPORATED+                                                                                      463,097
      21,117  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                         355,399
      11,618  TRUE RELIGION APPAREL INCORPORATED<<+                                                                         300,325
      10,061  VOLCOM INCORPORATED<<+                                                                                        173,854
                                                                                                                          2,118,939
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.10%
      10,437  LITHIA MOTORS INCORPORATED CLASS A<<                                                                           44,983
      11,703  MARINEMAX INCORPORATED+                                                                                        84,613
      17,825  SONIC AUTOMOTIVE INCORPORATED<<                                                                               150,800
                                                                                                                            280,396
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
       8,913  MIDAS INCORPORATED+                                                                                           122,643
      24,657  WRIGHT EXPRESS CORPORATION+                                                                                   736,011
                                                                                                                            858,654
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.20%
       8,906  M/I HOMES INCORPORATED<<+                                                                                     202,879
      73,144  STANDARD-PACIFIC CORPORATION<<+                                                                               359,137
                                                                                                                            562,016
                                                                                                                     --------------
BUSINESS SERVICES: 8.36%
      33,871  AARON RENTS INCORPORATED<<                                                                                    916,888
      28,076  ABM INDUSTRIES INCORPORATED                                                                                   613,180
      14,392  ADMINISTAFF INCORPORATED                                                                                      391,750
      36,417  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                               453,027
      21,435  AMN HEALTHCARE SERVICES INCORPORATED+                                                                         376,613
      16,856  ARBITRON INCORPORATED                                                                                         753,295
       8,823  BANKRATE INCORPORATED<<+                                                                                      343,303
      27,682  BLACKBAUD INCORPORATED                                                                                        510,733

                        196 Wells Fargo Advantage Master Portfolios


                  Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
      24,750  BLUE COAT SYSTEMS INCORPORATED<<+                                                                      $      351,203
      34,213  BRADY CORPORATION CLASS A                                                                                   1,207,035
      19,228  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                      963,323
      16,817  CAPTARIS INCORPORATED+                                                                                         77,526
      33,875  CIBER INCORPORATED+                                                                                           236,786
      26,658  COGNEX CORPORATION                                                                                            537,425
      27,294  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         1,044,268
      22,201  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                       389,184
      44,147  CYBERSOURCE CORPORATION+                                                                                      711,208
      25,881  DEALERTRACK HOLDINGS INCORPORATED<<+                                                                          435,836
      34,546  ECLIPSYS CORPORATION+                                                                                         723,739
      37,849  EPICOR SOFTWARE CORPORATION<<+                                                                                298,629
      15,153  GERBER SCIENTIFIC INCORPORATED+                                                                               138,498
      15,050  GEVITY HR INCORPORATED                                                                                        109,564
      27,283  HEALTHCARE SERVICES GROUP<<                                                                                   499,002
      10,463  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                               315,459
      15,918  HMS HOLDINGS CORPORATION+                                                                                     381,395
      56,554  INFORMATICA CORPORATION+                                                                                      734,636
      21,953  INFOSPACE INCORPORATED+                                                                                       238,190
      17,287  JDA SOFTWARE GROUP INCORPORATED+                                                                              262,935
      11,025  LOJACK CORPORATION+                                                                                            73,757
      15,578  MANHATTAN ASSOCIATES INCORPORATED+                                                                            348,013
      18,350  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                                   62,757
      19,737  OMNICELL INCORPORATED<<+                                                                                      259,542
      22,528  ON ASSIGNMENT INCORPORATED+                                                                                   177,521
      12,192  PCTEL INCORPORATED+                                                                                           113,629
      20,435  PERFICIENT INCORPORATED<<+                                                                                    135,688
      27,192  PHASE FORWARD INCORPORATED+                                                                                   568,585
      17,810  PHOENIX TECHNOLOGIES LIMITED+                                                                                 142,302
       9,758  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                                 474,532
      26,145  PROGRESS SOFTWARE CORPORATION+                                                                                679,509
      11,289  QUALITY SYSTEMS INCORPORATED<<                                                                                477,073
      17,488  RADIANT SYSTEMS INCORPORATED+                                                                                 151,971
      14,365  RADISYS CORPORATION+                                                                                          123,539
      43,315  SECURE COMPUTING CORPORATION+                                                                                 237,366
       8,435  SI INTERNATIONAL INCORPORATED+                                                                                253,472
      17,680  SMITH MICRO SOFTWARE INCORPORATED<<+                                                                          125,528
      33,549  SPHERION CORPORATION+                                                                                         163,384
      11,509  SPSS INCORPORATED+                                                                                            337,904
       7,323  STARTEK INCORPORATED+                                                                                          47,014
      13,346  STRATASYS INCORPORATED<<+                                                                                     233,155
      21,219  SYKES ENTERPRISES INCORPORATED<<+                                                                             465,969
      11,801  SYNNEX CORPORATION<<+                                                                                         263,634
      49,303  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED                                                                    808,569
      18,152  THE KNOT INCORPORATED<<+                                                                                      151,569
      42,402  THQ INCORPORATED+                                                                                             510,520
      20,441  TRADESTATION GROUP INCORPORATED<<+                                                                            191,123
      27,567  TRUEBLUE INCORPORATED+                                                                                        445,483
      51,609  UNITED ONLINE INCORPORATED                                                                                    485,641
      13,323  VIAD CORPORATION                                                                                              383,569
       8,107  VOLT INFORMATION SCIENCE INCORPORATED+                                                                         72,801
      28,624  WEBSENSE INCORPORATED<<+                                                                                      639,746
                                                                                                                         23,619,495
                                                                                                                     --------------
CASINO & GAMING: 0.10%
      38,098  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                        288,021
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 197


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
CHEMICALS & ALLIED PRODUCTS: 4.04%
      26,534  ALPHARMA INCORPORATED CLASS A+                                                                         $      978,839
      15,801  ARCH CHEMICALS INCORPORATED                                                                                   557,775
      17,902  ARQULE INCORPORATED<<+                                                                                         57,644
      11,547  BALCHEM CORPORATION                                                                                           307,958
      18,528  CAMBREX CORPORATION+                                                                                          113,947
      11,924  CHATTEM INCORPORATED<<+                                                                                       932,218
      35,944  CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                        799,035
      19,056  GEORGIA GULF CORPORATION+                                                                                      47,640
      30,769  HB FULLER COMPANY<<                                                                                           642,149
      44,597  IMMUCOR INCORPORATED+                                                                                       1,425,320
       9,918  MANNATECH INCORPORATED<<                                                                                       39,672
      21,041  MARTEK BIOSCIENCES CORPORATION+                                                                               661,108
       7,973  NEWMARKET CORPORATION                                                                                         419,061
      15,816  NOVEN PHARMACEUTICALS INCORPORATED+                                                                           184,731
      19,357  OM GROUP INCORPORATED<<+                                                                                      435,533
      27,213  OMNOVA SOLUTIONS INCORPORATED+                                                                                 54,154
      21,931  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                    269,532
      35,058  PAREXEL INTERNATIONAL CORPORATION+                                                                          1,004,762
       7,147  PENFORD CORPORATION                                                                                           126,430
      19,331  PHARMERICA CORPORATION+                                                                                       434,754
      59,279  POLYONE CORPORATION+                                                                                          382,350
       6,742  QUAKER CHEMICAL CORPORATION                                                                                   191,877
      30,521  SALIX PHARMACEUTICALS LIMITED<<+                                                                              195,640
      20,101  SCIELE PHARMA INCORPORATED+                                                                                   618,910
       9,645  SURMODICS INCORPORATED<<+                                                                                     303,721
      13,297  ZEP INCORPORATED                                                                                              234,559
                                                                                                                         11,419,319
                                                                                                                     --------------
COAL MINING: 0.50%
      26,579  PENN VIRGINIA CORPORATION<<                                                                                 1,420,382
                                                                                                                     --------------
COMMUNICATIONS: 1.35%
      18,974  ANIXTER INTERNATIONAL INCORPORATED<<+                                                                       1,129,143
      11,761  AUDIOVOX CORPORATION CLASS A+                                                                                 110,201
      32,671  BRIGHTPOINT INCORPORATED+                                                                                     235,233
      56,557  FAIRPOINT COMMUNICATIONS INCORPORATED                                                                         490,349
      28,057  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                   259,808
      27,832  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                        649,877
      48,139  LIVE NATION INCORPORATED<<+                                                                                   783,222
      20,132  NOVATEL WIRELESS INCORPORATED+                                                                                122,000
      50,732  RADIO ONE INCORPORATED CLASS D+                                                                                38,049
                                                                                                                          3,817,882
                                                                                                                     --------------
COMPUTERS-INTEGRATED SYSTEMS: 0.05%
      14,458  AGILYSYS INCORPORATED                                                                                         145,881
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.98%
      49,425  CHAMPION ENTERPRISES INCORPORATED<<+                                                                          274,309
      14,552  CHEMED CORPORATION                                                                                            597,505
      12,432  DREW INDUSTRIES INCORPORATED<<+                                                                               212,712
      41,517  EMCOR GROUP INCORPORATED+                                                                                   1,092,727
      17,751  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                               265,555
      16,558  MATRIX SERVICE COMPANY+                                                                                       316,258
                                                                                                                          2,759,066
                                                                                                                     --------------

                   198 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS: 7.41%
      11,463  ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                $       84,253
      30,636  BANK MUTUAL CORPORATION<<                                                                                     347,719
       5,221  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                      42,812
      36,386  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                              318,014
      37,083  BROOKLINE BANCORP INCORPORATED<<                                                                              474,292
      17,837  CASCADE BANCORP<<                                                                                             158,571
      18,249  CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                       306,766
      11,531  COLUMBIA BANKING SYSTEM INCORPORATED                                                                          204,445
      19,018  COMMUNITY BANK SYSTEM INCORPORATED<<                                                                          478,303
      19,792  CORUS BANKSHARES INCORPORATED+                                                                                 80,158
      16,720  DIME COMMUNITY BANCSHARES                                                                                     254,478
      40,323  EAST WEST BANCORP INCORPORATED                                                                                552,425
      48,195  FIRST BANCORP PUERTO RICO<<                                                                                   533,037
      40,970  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                    551,866
      20,241  FIRST FINANCIAL BANCORP<<                                                                                     295,519
      13,210  FIRST FINANCIAL BANKSHARE<<                                                                                   685,335
      30,866  FIRST MIDWEST BANCORP INCORPORATED                                                                            748,192
       7,564  FIRSTFED FINANCIAL CORPORATION+                                                                                59,302
      32,170  FLAGSTAR BANCORP INCORPORATED<<+                                                                               95,867
      29,866  FRONTIER FINANCIAL CORPORATION                                                                                401,100
      34,303  GLACIER BANCORP INCORPORATED<<                                                                                849,685
      14,965  HANCOCK HOLDING COMPANY<<                                                                                     763,215
      23,621  HANMI FINANCIAL CORPORATION<<+                                                                                119,286
      12,135  INDEPENDENT BANK CORPORATION                                                                                   75,116
      12,067  IRWIN FINANCIAL CORPORATION<<+                                                                                 47,665
      15,059  JPMORGAN CHASE & COMPANY+                                                                                     236,426
      14,156  NARA BANK NATIONAL ASSOCIATION                                                                                158,547
      50,604  NATIONAL PENN BANCSHARES INCORPORATED                                                                         738,818
      42,052  OLD NATIONAL BANCORP<<                                                                                        841,881
      17,367  PRIVATEBANCORP INCORPORATED                                                                                   723,509
      26,043  PROSPERITY BANCSHARES INCORPORATED<<                                                                          885,202
      21,075  PROVIDENT BANKSHARES CORPORATION                                                                              204,638
      21,906  SIGNATURE BANK+                                                                                               764,081
      46,269  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                          339,152
      11,428  STERLING BANCORPORATION (NEW YORK)<<                                                                          165,249
      46,489  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                      485,810
      33,078  STERLING FINANCIAL CORPORATION                                                                                479,631
      54,666  SUSQUEHANNA BANCSHARES INCORPORATED                                                                         1,067,080
      48,190  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                    564,305
      70,178  UCBH HOLDINGS INCORPORATED                                                                                    449,841
      18,722  UMB FINANCIAL CORPORATION                                                                                     983,279
      38,179  UMPQUA HOLDINGS CORPORATION                                                                                   561,613
      23,921  UNITED BANKSHARES INCORPORATED<<                                                                              837,235
      25,628  UNITED COMMUNITY BANKS INCORPORATED<<                                                                         339,831
      40,646  WHITNEY HOLDING CORPORATION<<                                                                                 985,666
      12,324  WILSHIRE BANCORP INCORPORATED                                                                                 149,983
      15,016  WINTRUST FINANCIAL CORPORATION<<                                                                              440,720
                                                                                                                         20,929,918
                                                                                                                     --------------
DURABLE GOODS - CONSUMER: 0.03%
      13,077  STURM, RUGER & COMPANY INCORPORATED+                                                                           90,754
                                                                                                                     --------------
EATING & DRINKING PLACES: 1.71%
      15,585  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                        200,579
      14,071  CBRL GROUP INCORPORATED                                                                                       370,067
      14,385  CEC ENTERTAINMENT INCORPORATED+                                                                               477,582

                   Wells Fargo Advantage Master Portfolios 199


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
EATING & DRINKING PLACES (continued)
      33,314  CKE RESTAURANTS INCORPORATED                                                                           $      353,128
       9,786  DINEEQUITY INCORPORATED<<                                                                                     164,992
      36,027  JACK IN THE BOX INCORPORATED<<+                                                                               760,170
       7,897  LANDRY'S RESTAURANTS INCORPORATED+                                                                            122,798
      13,526  O'CHARLEYS INCORPORATED                                                                                       118,353
      15,105  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                     355,572
      13,748  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                        373,396
      10,733  RED ROBIN GOURMET BURGERS INCORPORATED+                                                                       287,644
      33,535  RUBY TUESDAY INCORPORATED<<                                                                                   194,168
      12,875  RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                       50,599
      38,328  SONIC CORPORATION<<+                                                                                          558,439
      18,167  STEAK N SHAKE COMPANY<<+                                                                                      157,690
      33,405  TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                       300,311
                                                                                                                          4,845,488
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.08%
      13,708  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                                 233,858
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 6.15%
      16,531  ALLETE INCORPORATED                                                                                           735,630
      10,962  AMERICAN STATES WATER COMPANY                                                                                 422,037
      57,578  ATMOS ENERGY CORPORATION                                                                                    1,532,726
      33,988  AVISTA CORPORATION                                                                                            737,879
       6,573  CENTRAL VERMONT PUBLIC SERVICE                                                                                154,071
      10,027  CH ENERGY GROUP INCORPORATED                                                                                  436,876
      38,118  CLECO CORPORATION                                                                                             962,480
      28,479  EL PASO ELECTRIC COMPANY<<                                                                                    598,059
      13,959  LACLEDE GROUP INCORPORATED                                                                                    676,872
      26,705  NEW JERSEY RESOURCES<<                                                                                        958,442
      16,795  NORTHWEST NATURAL GAS COMPANY<<                                                                               873,340
      46,556  PIEDMONT NATURAL GAS COMPANY<<                                                                              1,487,930
      18,887  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                          674,266
      78,798  SOUTHERN UNION COMPANY                                                                                      1,627,172
      27,657  SOUTHWEST GAS CORPORATION                                                                                     836,901
      68,392  UGI CORPORATION                                                                                             1,763,146
      16,042  UIL HOLDINGS CORPORATION                                                                                      550,722
      22,549  UNISOURCE ENERGY CORPORATION                                                                                  658,205
      49,264  WASTE CONNECTIONS INCORPORATED+                                                                             1,689,755
                                                                                                                         17,376,509
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.86%
      16,370  ACTEL CORPORATION+                                                                                            204,298
      25,831  ACUITY BRANDS INCORPORATED                                                                                  1,078,703
      76,519  ADAPTEC INCORPORATED+                                                                                         250,982
      20,704  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                      283,231
      14,338  AO SMITH CORPORATION                                                                                          561,906
       8,104  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                        140,848
      77,992  ARRIS GROUP INCORPORATED+                                                                                     602,878
      19,855  ATMI INCORPORATED+                                                                                            356,993
      29,358  BALDOR ELECTRIC COMPANY<<                                                                                     845,804
       7,494  BEL FUSE INCORPORATED CLASS B                                                                                 213,354
      42,257  BENCHMARK ELECTRONICS INCORPORATED+                                                                           594,979
      16,346  C&D TECHNOLOGIES INCORPORATED<<+                                                                               92,845
       5,475  CATAPULT COMMUNICATIONS CORPORATION+                                                                           26,335
      16,690  CERADYNE INCORPORATED+                                                                                        611,855
      24,538  CHECKPOINT SYSTEMS INCORPORATED+                                                                              461,805

                   200 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      15,408  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                $      758,690
      21,415  CTS CORPORATION                                                                                               273,684
       9,848  CUBIC CORPORATION                                                                                             242,162
      18,826  CYMER INCORPORATED+                                                                                           476,863
      20,504  DIODES INCORPORATED+                                                                                          378,299
      11,500  DIONEX CORPORATION<<+                                                                                         730,825
      17,624  DSP GROUP INCORPORATED+                                                                                       134,824
      17,170  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                   244,157
      27,133  EXAR CORPORATION<<+                                                                                           207,839
      14,527  GREATBATCH INCORPORATED<<+                                                                                    356,493
      60,213  HARMONIC INCORPORATED+                                                                                        508,800
      14,573  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                           168,755
      13,781  LITTELFUSE INCORPORATED+                                                                                      409,709
      19,453  MAGNETEK INCORPORATED<<+                                                                                       78,785
      14,451  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                        128,614
      24,191  METHODE ELECTRONICS INCORPORATED                                                                              216,268
      31,334  MICREL INCORPORATED                                                                                           284,199
      50,376  MICROSEMI CORPORATION                                                                                       1,283,580
      27,117  MOOG INCORPORATED CLASS A<<+                                                                                1,162,756
       3,044  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                       226,778
      12,995  PARK ELECTROCHEMICAL CORPORATION                                                                              314,999
      16,092  PERICOM SEMICONDUCTOR+                                                                                        168,966
      26,687  PHOTRONICS INCORPORATED+                                                                                       50,172
      24,934  PLEXUS CORPORATION<<+                                                                                         516,134
      20,466  REGAL-BELOIT CORPORATION                                                                                      870,214
      11,413  ROGERS CORPORATION+                                                                                           422,053
     104,794  SKYWORKS SOLUTIONS INCORPORATED<<+                                                                            876,078
      14,143  STANDARD MICROSYSTEMS CORPORATION<<+                                                                          353,292
       8,157  SUPERTEX INCORPORATED<<+                                                                                      229,701
      28,552  SYMMETRICOM INCORPORATED+                                                                                     141,903
      21,401  SYNAPTICS INCORPORATED<<+                                                                                     646,738
      26,045  TECHNITROL INCORPORATED                                                                                       385,206
       8,435  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                         35,427
      91,942  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                          440,402
      27,194  TTM TECHNOLOGIES INCORPORATED<<+                                                                              269,764
       8,841  UNIVERSAL ELECTRONICS INCORPORATED+                                                                           220,848
      46,140  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                   1,159,037
      17,177  VIASAT INCORPORATED+                                                                                          405,034
      12,443  VICOR CORPORATION                                                                                             110,494
                                                                                                                         22,215,358
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.52%
       8,777  CDI CORPORATION                                                                                               195,990
       5,913  LANDAUER INCORPORATED<<                                                                                       430,171
      11,849  MAXMUS INCORPORATED<<                                                                                         436,517
      12,369  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                      89,304
      39,783  REGENERON PHARMACEUTICAL INCORPORATED+                                                                        868,463
      37,766  TETRA TECH INCORPORATED<<+                                                                                    908,650
      27,481  WATSON WYATT & COMPANY HOLDINGS                                                                             1,366,630
                                                                                                                          4,295,725
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.36%
      26,145  GRIFFON CORPORATION<<+                                                                                        235,828
       9,071  GULF ISLAND FABRICATION INCORPORATED                                                                          312,677
       7,520  MATERIAL SCIENCES CORPORATION+                                                                                 43,240

                   Wells Fargo Advantage Master Portfolios 201


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
      22,140  MOBILE MINI INCORPORATED<<+                                                                            $      427,966
      12,532  NCI BUILDING SYSTEMS INCORPORATED<<+                                                                          397,891
      23,925  QUANEX BUILDING PRODUCTS CORPORATION<<                                                                        364,617
      23,774  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                    644,038
      11,125  VALMONT INDUSTRIES INCORPORATED                                                                               919,926
      18,540  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                       507,069
                                                                                                                          3,853,252
                                                                                                                     --------------
FINANCE COMPANIES: 0.03%
      17,144  REWARDS NETWORK INCORPORATED+                                                                                  86,063
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 1.78%
       6,337  BOSTON BEER COMPANY INCORPORATED+                                                                             300,944
      52,003  DARLING INTERNATIONAL INCORPORATED+                                                                           577,753
      50,856  FLOWERS FOODS INCORPORATED                                                                                  1,493,132
       9,024  J & J SNACK FOODS CORPORATION                                                                                 306,004
      19,997  LANCE INCORPORATED                                                                                            453,732
       7,582  PEET'S COFFEE & TEA INCORPORATED<<+                                                                           211,689
      11,083  SANDERSON FARMS INCORPORATED<<                                                                                407,189
      19,979  TREEHOUSE FOODS INCORPORATED+                                                                                 593,376
      27,239  UNITED NATURAL FOODS INCORPORATED<<+                                                                          680,703
                                                                                                                          5,024,522
                                                                                                                     --------------
FOOD STORES: 0.42%
      19,186  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                          207,593
      19,349  PANERA BREAD COMPANY<<+                                                                                       984,864
                                                                                                                          1,192,457
                                                                                                                     --------------
FOOTWEAR: 0.37%
      52,632  CROCS INCORPORATED<<+                                                                                         188,423
       8,292  DECKERS OUTDOOR CORPORATION<<+                                                                                863,031
                                                                                                                          1,051,454
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.33%
       7,393  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                      63,210
      18,239  ETHAN ALLEN INTERIORS INCORPORATED<<                                                                          511,057
      32,965  LA-Z-BOY INCORPORATED<<                                                                                       307,234
      28,548  SELECT COMFORT CORPORATION<<+                                                                                  47,104
                                                                                                                            928,605
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.60%
      24,929  CABELA'S INCORPORATED<<+                                                                                      301,142
      32,259  CASEY'S GENERAL STORES INCORPORATED                                                                           973,254
      25,376  FRED'S INCORPORATED<<                                                                                         360,847
      16,135  STEIN MART INCORPORATED+                                                                                       63,088
                                                                                                                          1,698,331
                                                                                                                     --------------
HEALTH SERVICES: 2.70%
      17,026  AMEDISYS INCORPORATED<<+                                                                                      828,655
      20,100  AMSURG CORPORATION+                                                                                           511,947
      19,485  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                        317,411
      17,791  CRYOLIFE INCORPORATED<<+                                                                                      233,418
      20,564  ENZO BIOCHEM INCORPORATED<<+                                                                                  225,793
      18,186  GENTIVA HEALTH SERVICES INCORPORATED+                                                                         489,931
      21,339  HEALTHWAYS INCORPORATED<<+                                                                                    344,198

                  202 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
HEALTH SERVICES (continued)
      24,792  INTERVAL LEISURE GROUP INCORPORATED+                                                                   $      257,837
      21,101  INVENTIV HEALTH INCORPORATED+                                                                                 372,644
      11,774  LCA-VISION INCORPORATED<<+                                                                                     54,629
       9,412  LHC GROUP INCORPORATED+                                                                                       268,054
      25,813  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                      1,059,882
      12,440  MEDCATH CORPORATION+                                                                                          222,925
      14,635  NAUTILUS GROUP INCORPORATED<<+                                                                                 66,882
      20,843  ODYSSEY HEALTHCARE INCORPORATED+                                                                              211,556
      28,971  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                       1,562,116
      11,462  REHABCARE GROUP INCORPORATED+                                                                                 207,462
      28,817  SUNRISE SENIOR LIVING INCORPORATED+                                                                           397,386
                                                                                                                          7,632,726
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 5.05%
       7,520  4KIDS ENTERTAINMENT INCORPORATED+                                                                              53,091
      20,553  ACADIA REALTY TRUST                                                                                           519,580
      45,566  BIOMED REALTY TRUST INCORPORATED                                                                            1,205,221
      28,264  CEDAR SHOPPING CENTERS INCORPORATED                                                                           373,650
      30,420  COLONIAL PROPERTIES TRUST<<                                                                                   568,550
      58,561  DIAMONDROCK HOSPITALITY<<                                                                                     532,905
      15,916  EASTGROUP PROPERTIES INCORPORATED                                                                             772,563
      20,878  ENTERTAINMENT PROPERTIES TRUST                                                                              1,142,444
      20,279  HOME PROPERTIES INCORPORATED<<                                                                              1,175,168
      36,553  INLAND REAL ESTATE CORPORATION                                                                                573,517
      20,744  KILROY REALTY CORPORATION                                                                                     991,356
      18,532  KITE REALTY GROUP TRUST                                                                                       203,852
      25,698  LASALLE HOTEL PROPERTIES                                                                                      599,277
      14,673  LTC PROPERTIES INCORPORATED                                                                                   430,212
      42,147  MEDICAL PROPERTIES TRUST INCORPORATED                                                                         478,368
      17,470  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                                858,476
      46,999  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                   1,125,626
       9,714  PARKWAY PROPERTIES INCORPORATED                                                                               367,772
       9,480  PS BUSINESS PARKS INCORPORATED                                                                                546,048
      13,946  SOVRAN SELF STORAGE INCORPORATED<<                                                                            623,247
      20,089  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                  879,697
      13,539  URSTADT BIDDLE PROPERTIES INCORPORATED                                                                        253,856
                                                                                                                         14,274,476
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
      11,779  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                      134,752
      19,128  TUESDAY MORNING CORPORATION<<                                                                                  78,999
                                                                                                                            213,751
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      13,401  MARCUS CORPORATION                                                                                            215,488
       7,272  MONARCH CASINO & RESORT INCORPORATED<<+                                                                        82,828

                                                                                                                            298,316
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.20%
      12,506  ASTEC INDUSTRIES INCORPORATED<<+                                                                              385,560
      65,462  AXCELIS TECHNOLOGIES INCORPORATED+                                                                            111,285
      11,128  BLACK BOX CORPORATION                                                                                         384,250
      31,647  BRIGGS & STRATTON CORPORATION<<                                                                               512,048
      40,402  BROOKS AUTOMATION INCORPORATED+                                                                               337,761
       5,378  CASCADE CORPORATION                                                                                           235,610

                   Wells Fargo Advantage Master Portfolios 203


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      19,399  DRIL-QUIP INCORPORATED+                                                                                $      841,723
      12,718  ENPRO INDUSTRIES INCORPORATED<<+                                                                              472,601
      33,814  GARDNER DENVER INCORPORATED+                                                                                1,174,022
      13,844  INTEVAC INCORPORATED+                                                                                         147,300
      17,509  JOHN BEAN TECHNOLOGIES CORPORATION+                                                                           221,664
      17,693  KAYDON CORPORATION                                                                                            797,247
      34,066  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                    153,638
      29,781  LENNOX INTERNATIONAL INCORPORATED                                                                             990,814
       7,713  LINDSAY MANUFACTURING COMPANY<<                                                                               561,121
       9,456  LUFKIN INDUSTRIES INCORPORATED                                                                                750,334
      51,268  MICROS SYSTEMS INCORPORATED+                                                                                1,366,805
      12,826  NATCO GROUP INCORPORATED<<+                                                                                   515,349
      22,506  NETGEAR INCORPORATED+                                                                                         337,590
      21,997  ROBBINS & MYERS INCORPORATED<<                                                                                680,367
      16,741  SCANSOURCE INCORPORATED+                                                                                      481,973
      22,563  TORO COMPANY                                                                                                  931,852
      14,915  ULTRATECH INCORPORATED+                                                                                       180,472
      17,997  WATSCO INCORPORATED<<                                                                                         904,889
      34,652  WOODWARD GOVERNOR COMPANY                                                                                   1,222,176
                                                                                                                         14,698,451
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.52%
      23,155  HILB, ROGAL & HAMILTON COMPANY                                                                              1,082,265
      25,224  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                     378,360

                                                                                                                          1,460,625
                                                                                                                     --------------
INSURANCE CARRIERS: 3.56%
      33,698  AMERIGROUP CORPORATION+                                                                                       850,538
      27,467  CENTENE CORPORATION+                                                                                          563,348
      26,213  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                   735,013
      24,166  HEALTHEXTRAS INCORPORATED+                                                                                    631,216
      31,592  HEALTHSPRING INCORPORATED+                                                                                    668,487
       9,725  INFINITY PROPERTY & CASUALTY CORPORATION<<                                                                    400,670
       9,835  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                      238,499
       9,074  MOLINA HEALTHCARE INCORPORATED<<+                                                                             281,294
      13,712  PRESIDENTIAL LIFE CORPORATION                                                                                 216,512
      21,278  PROASSURANCE CORPORATION<<+                                                                                 1,191,568
      11,259  RLI CORPORATION                                                                                               699,071
      10,347  SAFETY INSURANCE GROUP INCORPORATED<<                                                                         392,462
      33,469  SELECTIVE INSURANCE GROUP INCORPORATED                                                                        767,109
      11,528  STEWART INFORMATION SERVICES CORPORATION                                                                      342,958
       8,426  THE NAVIGATORS GROUP INCORPORATED+                                                                            488,708
      12,888  TOWER GROUP INCORPORATED                                                                                      303,641
      14,298  UNITED FIRE & CASUALTY COMPANY                                                                                408,780
      23,665  ZENITH NATIONAL INSURANCE CORPORATION                                                                         867,086
                                                                                                                         10,046,960
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.41%
      26,892  BROWN SHOE COMPANY INCORPORATED                                                                               440,491
      12,183  GENESCO INCORPORATED<<+                                                                                       407,887
      17,034  K-SWISS INCORPORATED                                                                                          296,392
                                                                                                                          1,144,770
                                                                                                                     --------------
LEGAL SERVICES: 0.07%

       4,881  PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                                       201,390
                                                                                                                     --------------

                  204 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.32%
       6,731  DELTIC TIMBER CORPORATION                                                                              $      428,361
       4,318  SKYLINE CORPORATION                                                                                           114,125
      10,617  UNIVERSAL FOREST PRODUCTS                                                                                     370,639
                                                                                                                            913,125
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.80%
      13,838  ABAXIS INCORPORATED<<+                                                                                        272,609
      46,421  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                             824,437
       8,514  ANALOGIC CORPORATION                                                                                          423,657
      16,916  ARTHROCARE CORPORATION+                                                                                       468,912
      15,402  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                             29,110
      14,748  COHU INCORPORATED                                                                                             233,313
      18,266  CONMED CORPORATION+                                                                                           584,512
      28,586  COOPER COMPANIES INCORPORATED                                                                                 993,649
      14,765  CYBERONICS INCORPORATED<<+                                                                                    251,005
       8,450  DATASCOPE CORPORATION                                                                                         436,274
      18,828  ESTERLINE TECHNOLOGIES CORPORATION                                                                            745,401
      10,604  FARO TECHNOLOGIES INCORPORATED<<+                                                                             216,003
      23,345  FEI COMPANY+                                                                                                  555,844
      28,803  FOSSIL INCORPORATED+                                                                                          813,109
      16,134  HAEMONETICS CORPORATION+                                                                                      995,790
       7,988  ICU MEDICAL INCORPORATED+                                                                                     242,915
      15,580  II-VI INCORPORATED+                                                                                           602,323
      12,379  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                              545,047
      54,574  ION GEOPHYSICAL CORPORATION<<+                                                                                774,405
      21,796  ITRON INCORPORATED<<+                                                                                       1,929,600
       8,699  KEITHLEY INSTRUMENTS INCORPORATED                                                                              72,811
       7,389  KENSEY NASH CORPORATION+                                                                                      232,458
      43,032  KOPIN CORPORATION+                                                                                            134,260
      21,458  MENTOR CORPORATION<<                                                                                          511,988
      25,553  MERIDIAN DIAGNOSTICS INCORPORATED                                                                             742,059
      17,709  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                           332,398
      31,258  MKS INSTRUMENTS INCORPORATED<<+                                                                               622,347
      10,778  MTS SYSTEMS CORPORATION                                                                                       453,754
      17,646  NATUS MEDICAL INCORPORATED+                                                                                   399,858
      22,933  NEWPORT CORPORATION<<+                                                                                        247,218
      11,312  OSTEOTECH INCORPORATED+                                                                                        48,189
      11,465  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                    154,319
      11,319  PHOTON DYNAMICS INCORPORATED+                                                                                 173,747
      19,461  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                            163,083
      16,863  SONIC SOLUTIONS<<+                                                                                             74,197
      22,746  SYMMETRY MEDICAL INCORPORATED+                                                                                422,166
      22,673  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                         1,295,989
      21,123  THERAGENICS CORPORATION+                                                                                       65,904
      20,436  VEECO INSTRUMENTS INCORPORATED<<+                                                                             302,657
       5,068  VITAL SIGNS INCORPORATED                                                                                      374,525
      13,362  ZOLL MEDICAL CORPORATION+                                                                                     437,205
                                                                                                                         19,199,047
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.45%
      20,367  INVACARE CORPORATION                                                                                          491,659
      39,520  PSS WORLD MEDICAL INCORPORATED<<+                                                                             770,640
                                                                                                                          1,262,299
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 205


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.16%
      14,283  AMCOL INTERNATIONAL CORPORATION                                                                        $      446,487
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.03%
      45,186  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                         268,857
      21,580  DAKTRONICS INCORPORATED<<                                                                                     359,523
      39,665  HILLENBRAND INCORPORATED                                                                                      799,646
      17,427  JAKKS PACIFIC INCORPORATED<<+                                                                                 434,107
      10,577  LYDALL INCORPORATED+                                                                                          101,857
      10,920  RC2 CORPORATION+                                                                                              218,400
      10,690  RUSS BERRIE & COMPANY INCORPORATED+                                                                            81,992
      35,287  SHUFFLE MASTER INCORPORATED<<+                                                                                179,611
       7,935  STANDEX INTERNATIONAL CORPORATION                                                                             220,196
       4,518  STEPAN COMPANY                                                                                                246,547
                                                                                                                          2,910,736
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.90%
      13,688  BIG 5 SPORTING GOODS CORPORATION                                                                              141,260
       9,255  BLUE NILE INCORPORATED<<+                                                                                     396,762
      18,467  CASH AMERICA INTERNATIONAL INCORPORATED                                                                       665,551
      18,088  HIBBETT SPORTS INCORPORATED<<+                                                                                362,122
      24,792  HSN INCORPORATED+                                                                                             272,960
      16,129  JO ANN STORES INCORPORATED<<+                                                                                 338,386
      19,216  LONGS DRUG STORES CORPORATION                                                                               1,453,498
      11,414  NORTH AMERICAN WATCH CORPORATION                                                                              255,103
      18,781  NUTRI SYSTEM INCORPORATED                                                                                     332,799
      48,243  OFFICEMAX INCORPORATED                                                                                        428,880
      25,484  SPECTRUM BRANDS INCORPORATED<<+                                                                                35,423
       9,735  STAMPS.COM INCORPORATED+                                                                                      113,607
      22,450  ZALE CORPORATION<<+                                                                                           561,250
                                                                                                                          5,357,601
                                                                                                                     --------------
MOTION PICTURES: 0.16%
      19,308  AVID TECHNOLOGY INCORPORATED<<+                                                                               464,550
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.26%
      16,066  ARKANSAS BEST CORPORATION                                                                                     541,264
      18,364  FORWARD AIR CORPORATION                                                                                       500,052
      35,433  HEARTLAND EXPRESS INCORPORATED                                                                                549,920
      33,642  LANDSTAR SYSTEM INCORPORATED                                                                                1,482,267
      17,529  OLD DOMINION FREIGHT LINE+                                                                                    496,772
                                                                                                                          3,570,275
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.35%
      16,208  FINANCIAL FEDERAL CORPORATION                                                                                 371,487
      16,341  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                   245,115
      10,396  WORLD ACCEPTANCE CORPORATION<<+                                                                               374,256
                                                                                                                            990,858
                                                                                                                     --------------
OIL & GAS EXTRACTION: 3.34%
      35,391  ATWOOD OCEANICS INCORPORATED+                                                                               1,288,232
      14,705  BASIC ENERGY SERVICES INCORPORATED+                                                                           313,217
       9,435  PETROLEUM DEVELOPMENT CORPORATION<<+                                                                          418,631
      27,558  PETROQUEST ENERGY INCORPORATED+                                                                               423,015
      31,632  PIONEER DRILLING COMPANY+                                                                                     420,706
      13,246  SEACOR HOLDINGS INCORPORATED+                                                                               1,045,772

                   206 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
OIL & GAS EXTRACTION (continued)
      39,504  ST. MARY LAND & EXPLORATION COMPANY                                                                    $    1,408,318
      21,954  STONE ENERGY CORPORATION+                                                                                     929,313
      10,488  SUPERIOR WELL SERVICES+                                                                                       265,451
      19,598  SWIFT ENERGY COMPANY<<+                                                                                       758,247
      47,521  TETRA TECHNOLOGIES INCORPORATED+                                                                              658,166
      30,013  UNIT CORPORATION+                                                                                           1,495,248
                                                                                                                          9,424,316
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.69%
      24,879  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                            203,759
       9,271  NEENAH PAPER INCORPORATED                                                                                     183,566
      24,250  ROCK-TENN COMPANY CLASS A                                                                                     969,515
       9,954  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                                 189,026
       8,039  STANDARD REGISTER COMPANY                                                                                      79,184
      31,002  WAUSAU PAPER CORPORATION                                                                                      314,050
                                                                                                                          1,939,100
                                                                                                                     --------------
PERSONAL SERVICES: 0.49%
      17,937  COINSTAR INCORPORATED+                                                                                        573,984
       2,879  CPI CORPORATION<<                                                                                              30,949
      12,010  G & K SERVICES INCORPORATED CLASS A                                                                           396,931
       9,083  UNIFIRST CORPORATION                                                                                          391,386
                                                                                                                          1,393,250
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.41%
      26,679  HEADWATERS INCORPORATED<<+                                                                                    356,165
      10,445  WD-40 COMPANY                                                                                                 375,289
      18,589  WORLD FUEL SERVICES CORPORATION                                                                               428,105
                                                                                                                          1,159,559
                                                                                                                     --------------
PHARMACEUTICALS: 0.50%
       8,415  KENDLE INTERNATIONAL INCORPORATED+                                                                            376,235
      30,025  SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                       447,673
      44,447  VIROPHARMA INCORPORATED<<+                                                                                    583,145
                                                                                                                          1,407,053
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 1.88%
      27,390  BELDEN CDT INCORPORATED                                                                                       870,728
      12,963  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                      240,723
      23,371  CENTURY ALUMINUM COMPANY<<+                                                                                   647,143
      28,527  CURTISS-WRIGHT CORPORATION                                                                                  1,296,552
      17,121  GIBRALTAR INDUSTRIES INCORPORATED                                                                             320,334
      23,593  MUELLER INDUSTRIES INCORPORATED                                                                               542,875
       5,727  OLYMPIC STEEL INCORPORATED                                                                                    168,889
      14,611  RTI INTERNATIONAL METALS INCORPORATED<<+                                                                      285,791
      17,495  TEXAS INDUSTRIES INCORPORATED<<                                                                               714,846
      12,195  TREDEGAR CORPORATION                                                                                          216,949
                                                                                                                          5,304,830
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.21%
      11,189  AH BELO CORPORATION                                                                                            57,735
      17,131  BOWNE & COMPANY INCORPORATED                                                                                  197,863
       7,080  CONSOLIDATED GRAPHICS INCORPORATED+                                                                           214,736
      18,687  EW SCRIPPS COMPANY<<                                                                                          132,117
                                                                                                                            602,451
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 207


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
REAL ESTATE: 0.29%
      22,666  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                               $      334,324
      19,496  MERITAGE CORPORATION<<+                                                                                       481,551
                                                                                                                            815,875
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.32%
      52,055  EXTRA SPACE STORAGE INCORPORATED                                                                              799,565
      41,039  LEXINGTON CORPORATE PROPERTIES TRUST                                                                          706,692
      25,274  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                     476,415
      72,738  SENIOR HOUSING PROPERTIES TRUST                                                                             1,733,347
                                                                                                                          3,716,019
                                                                                                                     --------------
RESTAURANTS: 0.16%
      11,322  BUFFALO WILD WINGS INCORPORATED<<+                                                                            455,597
                                                                                                                     --------------
RETAIL, TRADE & SERVICES: 0.25%
      32,801  MEN'S WEARHOUSE INCORPORATED<<                                                                                696,693
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.47%
      16,805  A. SCHULMAN INCORPORATED                                                                                      332,403
      20,657  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                                 1,008,475

                                                                                                                          1,340,878
                                                                                                                     --------------
S&L THRIFTS-SOUTHERN US: 0.04%
      28,335  GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                                      111,923
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.39%
      11,117  GREENHILL & COMPANY INCORPORATED                                                                              819,879
      27,692  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                     842,668
      34,265  LABRANCHE & COMPANY INCORPORATED+                                                                             154,193
      27,084  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                           525,971
      10,020  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                         433,365
      15,943  STIFEL FINANCIAL CORPORATION<<+                                                                               795,556
      17,432  SWS GROUP INCORPORATED                                                                                        351,429
                                                                                                                          3,923,061
                                                                                                                     --------------
SEMICONDUCTORS: 0.18%
      96,309  CYPRESS SEMICONDUCTOR CORPORATION+                                                                            502,733
                                                                                                                     --------------
SOCIAL SERVICES: 0.10%
      16,249  RES-CARE INCORPORATED+                                                                                        294,757
                                                                                                                     --------------
SOFTWARE: 0.39%
      22,560  EPIQ SYSTEMS INCORPORATED<<+                                                                                  306,816
      13,178  MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                                  781,324
                                                                                                                          1,088,140
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.53%
      18,293  APOGEE ENTERPRISES INCORPORATED                                                                               274,944
      14,778  CABOT MICROELECTRONICS CORPORATION<<+                                                                         474,078
      12,968  CARBO CERAMICS INCORPORATED<<                                                                                 669,278
       9,358  LIBBEY INCORPORATED                                                                                            79,637
                                                                                                                          1,497,937
                                                                                                                     --------------
TEXTILE MILL PRODUCTS: 0.68%
      16,875  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                      461,194
      35,839  INTERFACE INCORPORATED                                                                                        407,489

                   208 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
TEXTILE MILL PRODUCTS (continued)
       8,664  OXFORD INDUSTRIES INCORPORATED                                                                         $      223,791
      31,123  WOLVERINE WORLD WIDE INCORPORATED                                                                             823,515
                                                                                                                          1,915,989
                                                                                                                     --------------
TEXTILES - PRODUCTS: 0.17%
      36,719  ICONIX BRAND GROUP INCORPORATED<<+                                                                            480,285
                                                                                                                     --------------
TOBACCO PRODUCTS: 0.08%
      56,466  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                      214,571
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.49%
       6,831  AIR METHODS CORPORATION+                                                                                      193,386
      18,479  BRISTOW GROUP INCORPORATED<<+                                                                                 625,329
      36,230  SKYWEST INCORPORATED                                                                                          578,955
                                                                                                                          1,397,670
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 2.49%
      24,610  AAR CORPORATION<<+                                                                                            408,280
       7,575  ARCTIC CAT INCORPORATED                                                                                        69,311
      13,355  ATC TECHNOLOGY CORPORATION+                                                                                   317,048
      55,657  BRUNSWICK CORPORATION<<                                                                                       711,853
      32,241  CLARCOR INCORPORATED                                                                                        1,223,546
      48,449  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                          49,418
      30,889  GENCORP INCORPORATED<<+                                                                                       208,192
      14,784  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                             321,256
      14,617  HORNBECK OFFSHORE+                                                                                            564,509
      18,943  MONACO COACH CORPORATION<<+                                                                                    36,939
      37,253  ORBITAL SCIENCES CORPORATION<<+                                                                               892,954
      20,631  POLARIS INDUSTRIES INCORPORATED<<                                                                             938,504
      20,774  SPARTAN MOTORS INCORPORATED                                                                                    66,061
       7,601  STANDARD MOTOR PRODUCTS INCORPORATED                                                                           47,278
      14,735  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                                282,323
      10,412  TRIUMPH GROUP INCORPORATED<<                                                                                  475,933
      19,521  WABASH NATIONAL CORPORATION                                                                                   184,473
      18,466  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                           238,581
                                                                                                                          7,036,459
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.32%
      23,926  HUB GROUP INCORPORATED CLASS A+                                                                               900,814
                                                                                                                     --------------
WATER TRANSPORTATION: 0.46%
      34,330  KIRBY CORPORATION+                                                                                          1,302,480
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.58%
      11,081  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED<<+                                                                435,927
      25,515  HAIN CELESTIAL GROUP INCORPORATED+                                                                            702,428
      17,903  MYERS INDUSTRIES INCORPORATED                                                                                 225,757
       8,122  NASH FINCH COMPANY                                                                                            350,221
       7,510  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                       111,974
      10,144  SCHOOL SPECIALTY INCORPORATED+                                                                                316,391
      14,030  SPARTAN STORES INCORPORATED                                                                                   349,066
      11,499  THE ANDERSONS INCORPORATED                                                                                    404,995
      20,367  TRACTOR SUPPLY COMPANY+                                                                                       856,432
      14,863  UNITED STATIONERS INCORPORATED<<+                                                                             710,897
                                                                                                                          4,464,088
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 209


Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
WHOLESALE TRADE-DURABLE GOODS: 2.48%
      10,597  A.M. CASTLE & COMPANY                                                                                  $      183,116
      23,124  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                  622,729
      27,660  BARNES GROUP INCORPORATED                                                                                     559,285
      16,291  DIGI INTERNATIONAL INCORPORATED+                                                                              166,168
      28,943  INSIGHT ENTERPRISES INCORPORATED+                                                                             388,126
      16,132  KAMAN CORPORATION CLASS A                                                                                     459,439
      37,016  KNIGHT TRANSPORTATION INCORPORATED<<                                                                          628,162
       2,653  LAWSON PRODUCTS INCORPORATED                                                                                   73,355
      86,144  LKQ CORPORATION+                                                                                            1,461,864
      26,267  OWENS & MINOR INCORPORATED<<                                                                                1,273,950
      28,150  PEP BOYS-MANNY, MOE & JACK<<                                                                                  173,967
      30,424  POOL CORPORATION<<                                                                                            709,780
      19,823  TYLER TECHNOLOGIES INCORPORATED                                                                               300,700

                                                                                                                          7,000,641
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $293,060,801)                                                                                 281,648,669
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 23.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.98%
   1,396,889  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   1,396,889
   1,396,889  DAILY ASSETS FUND INSTITUTIONAL                                                                             1,396,889
   1,396,889  DREYFUS CASH MANAGEMENT FUND                                                                                1,396,889
   1,396,889  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             1,396,889

                                                                                                                          5,587,556
                                                                                                                     --------------

  PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.16%
$  1,137,618  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008        1,137,618
     529,124  BANCO SANTANDER TOTTA LOAN+++/-                                               2.51        10/15/2008          529,084
     529,124  BANK OF IRELAND+++/-                                                          2.80        10/14/2008          529,111
   9,524,240  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $9,524,835)                                     2.25        10/01/2008        9,524,240
     540,357  CHEYNE FINANCE LLC+++/-####(a)(i)                                             2.08        02/25/2008            8,916
     416,020  CHEYNE FINANCE LLC+/-####(a)(i)                                               7.04        05/19/2008            6,864
     342,301  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $342,312)                                1.15        10/01/2008          342,301
  10,402,587  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $10,403,237)                                    2.25        10/01/2008       10,402,587
   2,029,401  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          884,210
   1,375,724  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008        1,375,724
   1,123,331  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $1,123,542)                              6.75        10/01/2008        1,123,331
  10,402,587  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $10,403,093)                             1.75        10/01/2008       10,402,587
   1,137,618  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008        1,137,618
   1,137,618  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008        1,137,618
      97,888  MORGAN STANLEY+/-                                                             2.64        10/15/2008           97,888
   8,544,302  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $8,544,539)                              1.00        10/01/2008        8,544,302
   1,058,249  NORTHERN ROCK PLC+++/-                                                        2.52        10/03/2008        1,058,152
     317,475  ROYAL BANK OF CANADA                                                          0.25        10/01/2008          317,475
   1,037,084  ROYAL BANK OF CANADA                                                          8.00        10/01/2008        1,037,084
     867,764  ROYAL BANK OF CANADA                                                         10.00        10/01/2008          867,764
     571,454  ROYAL BANK OF CANADA                                                         11.00        10/01/2008          571,454
     867,764  ROYAL BANK OF CANADA                                                         12.00        10/01/2008          867,764

                   210 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL CAP INDEX PORTFOLIO

  PRINCIPAL   SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,137,618  STARBIRD FUNDING CORPORATION++                                                7.00%       10/01/2008   $    1,137,618
   1,137,618  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008        1,137,618
     529,124  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                       2.52        10/14/2008          529,102
     529,124  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                            2.52        10/08/2008          529,112
   1,137,618  VERSAILLES CP LLC++                                                           7.00        10/01/2008        1,137,618
     656,114  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.05        04/03/2008          505,208
   1,058,249  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.06        02/15/2008          814,852
     910,094  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.07        07/28/2008          700,772
     529,124  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.10        08/07/2008          407,426
   1,058,249  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         4.01        02/22/2008          970,414
                                                                                                                         59,773,432
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,382,256)                                                               65,360,988
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.49%
     853,499  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                  853,499
                                                                                                                     --------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.19%
$     45,000  US TREASURY BILL###                                                           1.48        11/06/2008           44,931
      45,000  US TREASURY BILL###                                                           1.71        11/06/2008           44,931
     115,000  US TREASURY BILL###                                                           1.74        11/06/2008          114,823
     240,000  US TREASURY BILL###                                                           1.85        11/06/2008          239,631
      90,000  US TREASURY BILL###                                                           1.94        11/06/2008           89,862
                                                                                                                            534,178
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,387,546)                                                                            1,387,677
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES (COST $360,830,603)*   123.32%                                                       $  348,397,334

Other Assets and Liabilities, Net                      (23.32)                                                          (65,886,814)
                                                       ------                                                        --------------
TOTAL NET ASSETS                                       100.00%                                                       $  282,510,520
                                                       ------                                                        --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $853,499.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $365,461,158 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 43,995,432
Gross unrealized depreciation                 (61,059,256)
                                             ------------
Net unrealized appreciation (depreciation)   $(17,063,824)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 211


Portfolio of Investments--September 30, 2008

SMALL COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 96.95%
AMUSEMENT & RECREATION SERVICES: 0.54%
      86,200  BALLY TECHNOLOGIES INCORPORATED+                                                                       $    2,610,136
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.77%
     197,300  G-III Apparel Group Limited+                                                                                3,691,483
                                                                                                                     --------------
BUSINESS SERVICES: 12.28%
     111,500  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                    5,586,150
     317,600  COMMVAULT SYSTEMS INCORPORATED+                                                                             3,827,080
     150,700  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         5,765,782
      87,600  HURON CONSULTING GROUP INCORPORATED+<<                                                                      4,991,448
     176,000  LENDER PROCESSING SERVICES INCORPORATED                                                                     5,371,520
     238,500  MONSTER WORLDWIDE INCORPORATED+<<                                                                           3,556,035
     430,600  QUEST SOFTWARE INCORPORATED+<<                                                                              5,464,314
     119,000  S1 CORPORATION+                                                                                               728,280
     608,000  SKILLSOFT PLC ADR+<<                                                                                        6,359,680
     575,200  SUCCESSFACTORS INCORPORATED+<<                                                                              6,269,680
     427,800  TELETECH HOLDINGS INCORPORATED+                                                                             5,321,832
     217,400  ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                                     5,869,800
                                                                                                                         59,111,601
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 5.27%
     246,200  ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                                     7,127,490
     128,800  ALPHARMA INCORPORATED CLASS A+<<                                                                            4,751,432
     227,000  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     6,013,230
      70,300  CRUCELL NV ADR+                                                                                             1,093,868
     212,800  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                               6,384,000
                                                                                                                         25,370,020
                                                                                                                     --------------
COMMERCIAL SERVICES: 0.43%
     195,800  AERCAP HOLDINGS NV+                                                                                         2,077,438
                                                                                                                     --------------
COMMUNICATIONS: 2.63%
     263,100  NEUSTAR INCORPORATED CLASS A+<<                                                                             5,233,059
     399,100  NEUTRAL TANDEM INCORPORATION+                                                                               7,399,314
                                                                                                                         12,632,373
                                                                                                                     --------------
COMPUTER SOFTWARE & SERVICES: 1.22%
     513,300  NESS TECHNOLOGIES INCORPORATED+                                                                             5,887,551
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.16%
     292,000  MATRIX SERVICE COMPANY+                                                                                     5,577,200
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 2.63%
     130,980  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            1,144,765
     101,100  PRIVATEBANCORP INCORPORATED<<                                                                               4,211,826
     208,900  SIGNATURE BANK+<<                                                                                           7,286,432
                                                                                                                         12,643,023
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.89%
     474,500  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                     4,265,755
                                                                                                                     --------------
EDUCATIONAL SERVICES: 1.11%
     357,300  CORINTHIAN COLLEGES INCORPORATED+<<                                                                         5,359,500
                                                                                                                     --------------

                   212 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.33%
     567,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           $    2,637,945
   1,869,400  ATMEL CORPORATION+                                                                                          6,337,266
     461,000  MACROVISION SOLUTIONS CORPORATION+<<                                                                        7,090,180
     164,200  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                         4,965,408
     305,700  OSI SYSTEMS INCORPORATED+                                                                                   7,187,007
     571,500  PMC-SIERRA INCORPORATED+<<                                                                                  4,240,530
     370,900  POLYCOM INCORPORATED+<<                                                                                     8,578,917
     244,000  SILICON LABORATORIES INCORPORATED+                                                                          7,490,800
     367,200  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                        6,000,048
                                                                                                                         54,528,101
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.19%
      68,400  GEN-PROBE INCORPORATED+                                                                                     3,628,620
     154,200  ICF INTERNATIONAL INCORPORATED+                                                                             3,045,450
     261,500  ISIS PHARMACEUTICALS INCORPORATED+                                                                          4,416,735
     100,900  MYRIAD GENETICS INCORPORATED+<<                                                                             6,546,392
     786,500  RTI BIOLOGICS INCORPORATION+                                                                                7,353,775
                                                                                                                         24,990,972
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.82%
     158,700   UNITED NATURAL FOODS INCORPORATED+<<                                                                       3,965,913
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 2.42%
     517,700  99 CENTS ONLY STORES+<<                                                                                     5,679,169
     368,500  FOOT LOCKER INCORPORATED<<                                                                                  5,954,960
                                                                                                                         11,634,129
                                                                                                                     --------------
HEALTH SERVICES: 3.33%
     156,900  CARDIONET INCORPORATED+                                                                                     3,916,224
     179,800  GENOPTIX INCORPORATED+<<                                                                                    5,874,066
     118,600  IPC THE HOSPITALIST COMPANY+                                                                                3,048,020
      90,400  LIFE SCIENCES RESEARCH INCORPORATED+                                                                        3,164,000
                                                                                                                         16,002,310
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.22%
     249,700  PIER 1 IMPORTS INCORPORATED+<<                                                                              1,031,261
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.70%
     785,600  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                4,572,192
     431,400  DATA DOMAIN INCORPORATED+<<                                                                                 9,607,278
     300,400  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                       3,661,876
     139,700  TENNANT COMPANY<<                                                                                           4,786,122
                                                                                                                         22,627,468
                                                                                                                     --------------
INSURANCE CARRIERS: 0.90%
      44,700  ENSTAR GROUP LIMITED+<<                                                                                     4,351,992
                                                                                                                     --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.37%
   1,068,300  SUNOPTA INCORPORATED+<<                                                                                     6,580,728
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.59%
     294,200  ABIOMED INCORPORATED+<<                                                                                     5,222,050
     343,100  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                     6,100,318
     223,900  ARGON ST INCORPORATED+                                                                                      5,259,411
     552,100  CELERA CORPORATION+<<                                                                                       8,529,945
     314,900  INFINERA CORPORATION+<<                                                                                     3,010,444

                   Wells Fargo Advantage Master Portfolios 213


Portfolio of Investments--September 30, 2008

SMALL COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS (continued)
     312,100  ION GEOPHYSICAL CORPORATION+<<                                                                         $    4,428,699
     254,700  SONOSITE INCORPORATED+<<                                                                                    7,997,580
     397,300  THORATEC CORPORATION+<<                                                                                    10,429,125
                                                                                                                         50,977,572
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.30%
     310,700  KAPSTONE PAPER AND PACKAGING CORPORATION+<<                                                                 1,972,945
     404,700  LEAPFROG ENTERPRISES INCORPORATED+<<                                                                        4,273,632
     344,300  SOLUTIA INCORPORATED+                                                                                       4,820,200
                                                                                                                         11,066,777
                                                                                                                     --------------
MISCELLANEOUS REPAIR SERVICES: 0.99%
     283,500  DYNCORP INTERNATIONAL INCORPORATED+                                                                         4,751,460
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.58%
     490,600  HEARTLAND EXPRESS INCORPORATED<<                                                                            7,614,112
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.69%
     661,911  CAPITALSOURCE INCORPORATED<<                                                                                8,141,505
                                                                                                                     --------------
OIL & GAS EXTRACTION: 5.95%
     168,500  CONCHO RESOURCES INCORPORATED+<<                                                                            4,652,285
     228,700  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                                5,552,836
     167,000  PETROHAWK ENERGY CORPORATION+                                                                               3,612,210
     114,500  ROWAN COMPANIES INCORPORATED                                                                                3,497,975
     311,900  TESCO CORPORATION+<<                                                                                        6,531,186
     181,000  WILLBROS GROUP INCORPORATED+<<                                                                              4,796,500
                                                                                                                         28,642,992
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.75%
      90,400  ROCK-TENN COMPANY CLASS A<<                                                                                 3,614,192
                                                                                                                     --------------
PERSONAL SERVICES: 2.61%
     280,600  COINSTAR INCORPORATED+                                                                                      8,979,200
     270,300  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                                            3,589,584
                                                                                                                         12,568,784
                                                                                                                     --------------
PHARMACEUTICALS: 0.72%
      77,900  KENDLE INTERNATIONAL INCORPORATED+<<                                                                        3,482,909
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 2.04%
     104,600  HAYNES INTERNATIONAL INCORPORATED+<<                                                                        4,898,418
     112,800  NORTHWEST PIPE COMPANY+<<                                                                                   4,920,336
                                                                                                                          9,818,754
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.13%
     232,200  JARDEN CORPORATION+                                                                                         5,445,090
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.81%
     122,000  CABOT MICROELECTRONICS CORPORATION+<<                                                                       3,913,760
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.94%
     111,900  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                  4,510,689
                                                                                                                     --------------
TRANSPORTATION SERVICES: 1.41%
     180,400  HUB GROUP INCORPORATED CLASS A+<<                                                                           6,792,060
                                                                                                                     --------------

                  214 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL COMPANY GROWTH PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.09%
     132,200  HERBALIFE LIMITED                                                                                      $    5,224,544
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 3.14%
     241,500  KAMAN CORPORATION CLASS A                                                                                   6,877,920
     275,800  TECH DATA CORPORATION+                                                                                      8,232,630
                                                                                                                         15,110,550
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $477,059,689)                                                                                 466,614,704
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 24.00%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.05%
   2,469,240  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   2,469,240
   2,469,240  DAILY ASSETS FUND INSTITUTIONAL                                                                             2,469,240
   2,469,240  DREYFUS CASH MANAGEMENT FUND                                                                                2,469,240
   2,469,240  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             2,469,240
                                                                                                                          9,876,960
                                                                                                                     --------------

 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.95%
$  2,010,934  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008        2,010,934
     935,318  BANCO SANTANDER TOTTA LOAN+++/-                                               2.51        10/15/2008          935,251
     935,318  BANK OF IRELAND+++/-                                                          2.80        10/14/2008          935,294
  16,835,726  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $16,836,778)                             2.25        10/01/2008       16,835,726
     955,173  CHEYNE FINANCE LLC+++/-####(a)(i)                                             2.08        02/25/2008           15,760
     735,386  CHEYNE FINANCE LLC+/-####(a)(i)                                               7.04        05/19/2008           12,134
     605,076  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $605,095)                                1.15        10/01/2008          605,076
  18,388,354  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
              SECURITIES (MATURITY VALUE $18,389,503)                                       2.25        10/01/2008       18,388,354
   3,587,315  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009        1,562,993
   2,431,827  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008        2,431,827
   1,985,680  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $1,986,052)                              6.75        10/01/2008        1,985,680
  18,388,354  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $18,389,248)                             1.75        10/01/2008       18,388,354
   2,010,934  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008        2,010,934
   2,010,934  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008        2,010,934
     173,034  MORGAN STANLEY+/-                                                             2.64        10/15/2008          173,034
  15,103,517  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
              BACKED SECURITIES (MATURITY VALUE $15,103,937)                                1.00        10/01/2008       15,103,517
   1,870,636  NORTHERN ROCK PLC+++/-                                                        2.52        10/03/2008        1,870,465
     561,191  ROYAL BANK OF CANADA                                                          0.25        10/01/2008          561,191
   1,833,223  ROYAL BANK OF CANADA                                                          8.00        10/01/2008        1,833,223
   1,533,922  ROYAL BANK OF CANADA                                                         10.00        10/01/2008        1,533,922
   1,010,144  ROYAL BANK OF CANADA                                                         11.00        10/01/2008        1,010,144
   1,533,922  ROYAL BANK OF CANADA                                                         12.00        10/01/2008        1,533,922
   2,010,934  STARBIRD FUNDING CORPORATION++                                                7.00        10/01/2008        2,010,934
   2,010,934  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008        2,010,934
     935,318  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                       2.52        10/14/2008          935,279
     935,318  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                            2.52        10/08/2008          935,296
   2,010,934  VERSAILLES CP LLC++                                                           7.00        10/01/2008        2,010,934
   1,159,794  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.05        04/03/2008          893,042
   1,870,636  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.06        02/15/2008        1,440,390

                   Wells Fargo Advantage Master Portfolios 215


Portfolio of Investments--September 30, 2008

SMALL COMPANY GROWTH PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.95%
$  1,608,747  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.07%       07/28/2008   $    1,238,735
     935,318  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.10        08/07/2008          720,195
   1,870,636  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         4.01        02/22/2008        1,715,373
                                                                                                                        105,659,781
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $116,494,531)                                                             115,536,741
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.70%
  17,805,047  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               17,805,047
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,805,047)                                                                          17,805,047
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $611,359,267)*               124.65%                                                                           $  599,956,492
OTHER ASSETS AND LIABILITIES, NET  (24.65)                                                                             (118,651,708)
                                   ------                                                                            --------------
TOTAL NET ASSETS                   100.00%                                                                           $  481,304,784
                                   ------                                                                            --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $17,805,047.

* Cost for federal income tax purposes is $616,592,782 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $ 36,783,605
Gross unrealized depreciation                (53,419,895)
                                            ------------
Net unrealized appreciation (depreciation)  $(16,636,290)

The accompanying notes are an integral part of these financial statements.

                  216 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL COMPANY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 97.58%
APPAREL & ACCESSORY STORES: 2.73%
     282,790  CARTER'S INCORPORATED+                                                                                 $    5,579,447
     291,300  DSW INCORPORATED CLASS A+<<                                                                                 3,990,810
     247,960  TWEEN BRANDS INCORPORATED+<<                                                                                2,427,528
                                                                                                                         11,997,785
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.04%
     264,990  VOLCOM INCORPORATED+<<                                                                                      4,579,027
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.87%
     313,020  ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                        3,605,990
     253,080  MARINEMAX INCORPORATED+                                                                                     1,829,768
     328,220  SONIC AUTOMOTIVE INCORPORATED<<                                                                             2,776,741
                                                                                                                          8,212,499
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.49%
     147,620  PERINI CORPORATION+                                                                                         3,807,120
     102,950  RYLAND GROUP INCORPORATED<<                                                                                 2,730,234
                                                                                                                          6,537,354
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.45%
     333,490  BUILDERS FIRSTSOURCE INCORPORATED+<<                                                                        1,997,605
                                                                                                                     --------------
BUSINESS SERVICES: 8.53%
     402,240  AIRCASTLE LIMITED                                                                                           3,986,198
     184,820  AVOCENT CORPORATION+                                                                                        3,781,417
     465,670  EPICOR SOFTWARE CORPORATION+<<                                                                              3,674,136
      73,990  MICROSTRATEGY INCORPORATED CLASS A+                                                                         4,404,625
     472,744  ON ASSIGNMENT INCORPORATED+<<                                                                               3,725,223
      96,640  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                               4,699,603
     224,350  RENT-A-CENTER INCORPORATED+                                                                                 4,998,518
     210,580  SYNNEX CORPORATION+<<                                                                                       4,704,357
     171,900  TAL INTERNATIONAL GROUP INCORPORATED                                                                        3,578,958
                                                                                                                         37,553,035
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 3.98%
     101,800  CYTEC INDUSTRIES INCORPORATED                                                                               3,961,038
     234,210  ELIZABETH ARDEN INCORPORATED+                                                                               4,597,542
     163,820  ROCKWOOD HOLDINGS INCORPORATED+<<                                                                           4,203,621
     875,340  USEC INCORPORATED+<<                                                                                        4,735,589
                                                                                                                         17,497,790
                                                                                                                     --------------
COMMUNICATIONS: 1.17%
   1,669,700  CINCINNATI BELL INCORPORATED+                                                                               5,159,373
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.94%
     765,720  CHAMPION ENTERPRISES INCORPORATED+<<                                                                        4,249,746
     104,260  CHEMED CORPORATION                                                                                          4,280,916
                                                                                                                          8,530,662
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 11.69%
     318,440  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            2,783,166
     293,090  BROOKLINE BANCORP INCORPORATED<<                                                                            3,748,621
     272,340  EAST WEST BANCORP INCORPORATED<<                                                                            3,731,058
     166,600  PACWEST BANCORP<<                                                                                           4,763,094
      94,480  PRIVATEBANCORP INCORPORATED<<                                                                               3,936,037

                  Wells Fargo Advantage Master Portfolios 217


Portfolio of Investments--September 30, 2008

SMALL COMPANY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS (continued)
     350,400  STERLING FINANCIAL CORPORATION                                                                         $    5,080,800
     219,100  TCF FINANCIAL CORPORATION<<                                                                                 3,943,800
     387,600  THE COLONIAL BANCGROUP INCORPORATED<<                                                                       3,046,536
     627,640  UCBH HOLDINGS INCORPORATED                                                                                  4,023,172
     293,610  UMPQUA HOLDINGS CORPORATION                                                                                 4,319,003
     192,010  WEBSTER FINANCIAL CORPORATION<<                                                                             4,848,253
     106,900  WILMINGTON TRUST CORPORATION<<                                                                              3,081,927
     139,990  WINTRUST FINANCIAL CORPORATION<<                                                                            4,108,707
                                                                                                                         51,414,174
                                                                                                                     --------------
EATING & DRINKING PLACES: 2.09%
     531,610  CKE RESTAURANTS INCORPORATED                                                                                5,635,066
     228,930  LANDRY'S RESTAURANTS INCORPORATED+                                                                          3,559,862
                                                                                                                          9,194,928
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.09%
     203,460  PORTLAND GENERAL ELECTRIC COMPANY                                                                           4,813,864
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.09%
      97,860  AO SMITH CORPORATION                                                                                        3,835,133
     459,390  ARRIS GROUP INCORPORATED+                                                                                   3,551,085
     156,620  CERADYNE INCORPORATED+                                                                                      5,741,689
     199,800  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     9,838,152
     483,800  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                         4,300,982
     305,430  GREATBATCH INCORPORATED+<<                                                                                  7,495,252
     330,050  OMNIVISION TECHNOLOGIES INCORPORATED+                                                                       3,765,871
   1,433,290  POWERWAVE TECHNOLOGIES+<<                                                                                   5,675,828
   1,423,340  RF MICRO DEVICES INCORPORATED+<<                                                                            4,156,153
     245,010  TECHNITROL INCORPORATED                                                                                     3,623,698
     477,060  TTM TECHNOLOGIES INCORPORATED+<<                                                                            4,732,435
     228,170  WESTAR ENERGY INCORPORATED                                                                                  5,257,037
                                                                                                                         61,973,315
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.96%
     469,870  MUELLER WATER PRODUCTS INCORPORATED<<                                                                       4,219,433
                                                                                                                     --------------
FOOD STORES: 0.83%
     263,030  WINN-DIXIE STORES INCORPORATED+<<                                                                           3,656,117
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.77%
     525,530  SEALY CORPORATION+<<                                                                                        3,394,924
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 1.01%
     369,810  CABELA'S INCORPORATED+<<                                                                                    4,467,305
                                                                                                                     --------------
HEALTH SERVICES: 1.10%
     118,050  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                                    4,847,133
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.21%
     133,040  AMERICAN CAMPUS COMMUNITIES<<                                                                               4,507,395
     185,590  BIOMED REALTY TRUST INCORPORATED                                                                            4,908,856
     126,790  CORPORATE OFFICE PROPERTIES TRUST                                                                           5,115,977
     212,870  EQUITY ONE INCORPORATED<<                                                                                   4,361,706
     280,550  FIRST POTOMAC REALTY TRUST                                                                                  4,822,655
     210,290  LASALLE HOTEL PROPERTIES                                                                                    4,903,963
     159,900  REDWOOD TRUST INCORPORATED                                                                                  3,474,627
     296,760  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                       4,006,260
                                                                                                                         36,101,439
                                                                                                                     --------------

                   218 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL COMPANY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 3.08%
     287,920  AMERISTAR CASINOS INCORPORATED                                                                         $    4,085,585
     382,650  BOYD GAMING CORPORATION+<<                                                                                  3,581,604
     199,710  GAYLORD ENTERTAINMENT COMPANY+<<                                                                            5,865,483
                                                                                                                         13,532,672
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.91%
     245,200  VERIGY LIMITED+                                                                                             3,991,856
                                                                                                                     --------------
INSURANCE CARRIERS: 5.34%
     353,850  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                             2,653,875
     122,371  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+<<                                                                4,509,378
     204,750  ASSURED GUARANTY LIMITED<<                                                                                  3,329,235
     181,130  HEALTHSPRING INCORPORATED+                                                                                  3,832,711
     123,710  PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                                    4,389,231
     167,740  UNITED FIRE & CASUALTY COMPANY<<                                                                            4,795,687
                                                                                                                         23,510,117
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 1.00%
     131,200  GENESCO INCORPORATED+<<                                                                                     4,392,576
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.43%
     179,480  CUTERA INCORPORATED+                                                                                        1,904,283
                                                                                                                     --------------
METAL FABRICATE, HARDWARE: 1.20%
     184,650  CHART INDUSTRIES INCORPORATED+                                                                              5,273,604
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.16%
     254,510  RC2 CORPORATION+                                                                                            5,090,200
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.07%
     276,200  APOLLO INVESTMENT CORPORATION<<                                                                             4,709,210
                                                                                                                     --------------
OIL & GAS EXTRACTION: 3.28%
     106,500  BERRY PETROLEUM COMPANY CLASS A<<                                                                           4,124,745
     266,600  CALLAWAY GOLF COMPANY                                                                                       3,751,062
     543,400  GLOBAL INDUSTRIES LIMITED+<<                                                                                3,771,196
     182,880  HERCULES OFFSHORE INCORPORATED+<<                                                                           2,772,461
                                                                                                                         14,419,464
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.99%
     286,400  TEMPLE-INLAND INCORPORATED<<                                                                                4,370,464
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.79%
     563,950  HEADWATERS INCORPORATED+<<                                                                                  7,528,733
     164,200  HOLLY CORPORATION                                                                                           4,748,664
                                                                                                                         12,277,397
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.83%
     422,440  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                     3,658,330
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.81%
     413,380  COOPER TIRE & RUBBER COMPANY                                                                                3,555,068
                                                                                                                     --------------
SOCIAL SERVICES: 1.18%
     285,900  RES-CARE INCORPORATED+                                                                                      5,186,226
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 219


Portfolio of Investments--September 30, 2008

SMALL COMPANY VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
TRANSPORTATION BY AIR: 1.26%
     749,940  AIRTRAN HOLDINGS INCORPORATED+<<                                                                       $    1,822,354
      92,160  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                                  3,714,970
                                                                                                                          5,537,324
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 3.09%
     470,460  ARVIN INDUSTRIES INCORPORATED<<                                                                             6,134,798
     215,330  MARTEN TRANSPORT LIMITED+                                                                                   4,201,088
     306,810  TENNECO AUTOMOTIVE INCORPORATED+                                                                            3,261,384
                                                                                                                         13,597,270
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.93%
     103,570  GATX CORPORATION                                                                                            4,098,265
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 3.19%
     248,390  A.M. CASTLE & COMPANY                                                                                       4,292,179
     300,700  INTERLINE BRANDS INCORPORATED+                                                                              4,874,350
     151,320  WESCO INTERNATIONAL INCORPORATED+                                                                           4,869,478
                                                                                                                         14,036,007
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $508,800,752)                                                                                 429,288,095
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 13.66%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.17%
   1,284,847  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   1,284,847
   1,284,847  DAILY ASSETS FUND INSTITUTIONAL                                                                             1,284,847
   1,284,847  DREYFUS CASH MANAGEMENT FUND                                                                                1,284,847
   1,284,847  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             1,284,847
                                                                                                                          5,139,388
                                                                                                                     --------------

 PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
------------                                                                           -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.49%
$  1,046,372  ATLANTIS ONE FUNDING CORPORATION++                                            6.75%       10/01/2008        1,046,372
     486,685  BANCO SANTANDER TOTTA LOAN+++/-                                               2.51        10/15/2008          486,654
     486,685  BANK OF IRELAND+++/-                                                          2.80        10/14/2008          486,672
   8,760,323  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $8,760,871)                                     2.25        10/01/2008        8,760,323
     497,016  CHEYNE FINANCE LLC+++/-####(a)(i)                                             2.08        02/25/2008            8,201
     382,652  CHEYNE FINANCE LLC+/-####(a)(i)                                               7.04        05/19/2008            6,314
     314,846  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $314,856)                                1.15        10/01/2008          314,846
   9,568,220  GREENWICH REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                 SECURITIES (MATURITY VALUE $9,568,818)                                     2.25        10/01/2008        9,568,220
   1,866,628  GRYPHON FUNDING LIMITED(a)(i)                                                 0.00        08/23/2009          813,290
   1,265,380  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(a)(i)                           2.58        10/16/2008        1,265,380
   1,033,231  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                 MARKET SECURITIES (MATURITY VALUE $1,033,425)                              6.75        10/01/2008        1,033,231
   9,568,220  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $9,568,685)                              1.75        10/01/2008        9,568,220
   1,046,372  MATCHPOINT MASTER TRUST++                                                     6.75        10/01/2008        1,046,372
   1,046,372  MONT BLANC CAPITAL CORPORATION++                                              7.50        10/01/2008        1,046,372
      90,037  MORGAN STANLEY+/-                                                             2.64        10/15/2008           90,037
   7,858,983  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
                 BACKED SECURITIES (MATURITY VALUE $7,859,201)                              1.00        10/01/2008        7,858,983
     973,369  NORTHERN ROCK PLC+++/-                                                        2.52        10/03/2008          973,280

                   220 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

SMALL COMPANY VALUE PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
------------  -----------------------------------------------------------------------  -------------  -------------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    292,011  ROYAL BANK OF CANADA                                                          0.25%       10/01/2008   $      292,011
     953,902  ROYAL BANK OF CANADA                                                          8.00        10/01/2008          953,902
     798,163  ROYAL BANK OF CANADA                                                         10.00        10/01/2008          798,163
     525,619  ROYAL BANK OF CANADA                                                         11.00        10/01/2008          525,619
     798,163  ROYAL BANK OF CANADA                                                         12.00        10/01/2008          798,163
   1,046,372  STARBIRD FUNDING CORPORATION++                                                7.00        10/01/2008        1,046,372
   1,046,372  TULIP FUNDING CORPORATION++                                                   6.75        10/01/2008        1,046,372
     486,685  UNICREDITO ITALIANO BANK (IRELAND)+++/-                                       2.52        10/14/2008          486,664
     486,685  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                            2.52        10/08/2008          486,673
   1,046,372  VERSAILLES CP LLC++                                                           7.00        10/01/2008        1,046,372
     603,489  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.05        04/03/2008          464,686
     973,369  VICTORIA FINANCE LLC+++/-####(a)(i)                                           4.06        02/15/2008          749,494
     837,098  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.07        07/28/2008          644,565
     486,685  VICTORIA FINANCE LLC+++/-####(a)(i)                                           7.10        08/07/2008          374,747
     973,369  WHITE PINE FINANCE LLC+++/-####(a)(i)                                         4.01        02/22/2008          892,580
                                                                                                                         54,979,150
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $60,730,581)                                                               60,118,538
                                                                                                                     --------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.04%
  13,382,542  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               13,382,542
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,382,542)                                                                          13,382,542
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $582,913,875)*                114.28%                                                                          $  502,789,175
OTHER ASSETS AND LIABILITIES, NET   (14.28)                                                                             (62,825,977)
                                    ------                                                                           --------------
TOTAL NET ASSETS                    100.00%                                                                          $  439,963,198
                                    ------                                                                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $13,382,542.

* Cost for federal income tax purposes is $586,214,322 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  20,108,494
Gross unrealized depreciation                 (103,533,641)
                                             -------------
Net unrealized appreciation (depreciation)   $ (83,425,147)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 221


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
COMMON STOCKS: 97.26%
AMUSEMENT & RECREATION SERVICES: 0.26%
     135,105  CENTURY CASINOS INCORPORATED+                                                                          $      283,721
      38,100  LAKES ENTERTAINMENT INCORPORATED+                                                                             250,698
     231,200  WESTWOOD ONE INCORPORATED+                                                                                    127,160
                                                                                                                            661,579
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 2.41%
      42,811  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                         438,813
     148,300  CHARMING SHOPPES INCORPORATED+                                                                                725,187
      60,400  CHRISTOPHER & BANKS CORPORATION                                                                               463,268
      18,200  CITI TRENDS INCORPORATED+                                                                                     296,478
     130,000  COLDWATER CREEK INCORPORATED+                                                                                 752,700
      36,165  COLLECTIVE BRANDS INCORPORATED+                                                                               662,181
     103,211  DELIA*S INCORPORATED+                                                                                         297,248
      55,200  HEELYS INCORPORATED+                                                                                          247,296
     100,500  NEW YORK AND COMPANY INCORPORATED+                                                                            958,770
      14,100  STAGE STORES INCORPORATED                                                                                     192,606
      42,300  THE CATO CORPORATION CLASS A                                                                                  742,365
     101,900  WET SEAL INCORPORATED CLASS A+                                                                                369,897
                                                                                                                          6,146,809
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.65%
       5,400  COLUMBIA SPORTSWEAR COMPANY                                                                                   226,584
      51,700  MAIDENFORM BRANDS INCORPORATED+                                                                               750,167
      37,000  MOTHERS WORK INCORPORATED+                                                                                    513,560
      10,200  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                         171,666
                                                                                                                          1,661,977
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.89%
      98,990  MONRO MUFFLER BRAKE INCORPORATED                                                                            2,282,709
                                                                                                                     --------------
BIOPHARMACEUTICALS: 0.06%
       2,100  Cephalon Incorporated+                                                                                        162,729
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.71%
      21,116  CAVCO INDUSTRIES INCORPORATED+                                                                                763,343
      87,065  PALM HARBOR HOMES INCORPORATED+                                                                               862,814
       7,100  PERINI CORPORATION+                                                                                           183,109
                                                                                                                          1,809,266
                                                                                                                     --------------
BUSINESS SERVICES: 13.58%
     462,730  3COM CORPORATION+                                                                                           1,078,161
      55,155  ABM INDUSTRIES INCORPORATED                                                                                 1,204,585
      67,800  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                        369,510
     311,700  APAC CUSTOMER SERVICES INCORPORATED+                                                                          670,155
     261,792  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                       2,759,288
      20,300  BARRETT BUSINESS SERVICES INCORPORATED                                                                        263,494
     184,500  BORLAND SOFTWARE CORPORATION+                                                                                 282,285
      55,900  CAI INTERNATIONAL INCORPORATED+                                                                               618,254
      18,800  COMSYS IT PARTNERS INCORPORATED+                                                                              182,736
     139,700  CONVERGYS CORPORATION+                                                                                      2,064,766
      20,300  COREL CORPORATION+                                                                                            172,552
      24,500  EARTHLINK INCORPORATED+                                                                                       208,250
      20,200  ELECTRO RENT CORPORATION                                                                                      271,286
      37,500  ELECTRONICS FOR IMAGING INCORPORATED+                                                                         522,375
      47,900  FAIR ISAAC CORPORATION                                                                                      1,104,095

                   222 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
BUSINESS SERVICES (continued)
      60,050  GERBER SCIENTIFIC INCORPORATED+                                                                        $      548,857
      27,231  GEVITY HR INCORPORATED                                                                                        198,242
      81,800  GSE SYSTEMS INCORPORATED+                                                                                     572,600
      81,000  HACKETT GROUP INCORPORATED+                                                                                   440,640
      96,677  HEALTHCARE SERVICES GROUP                                                                                   1,768,222
     179,080  HILL INTERNATIONAL INCORPORATED+                                                                            2,480,258
     181,400  HLTH CORPORATION+                                                                                           2,073,402
      30,000  I2 TECHNOLOGIES INCORPORATED+                                                                                 404,700
      74,800  INFOGROUP INCORPORATED                                                                                        494,428
      69,700  JDA SOFTWARE GROUP INCORPORATED+                                                                            1,060,137
     166,800  LAWSON SOFTWARE INCORPORATED+                                                                               1,167,600
     188,000  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                         458,720
      12,400  MENTOR GRAPHICS CORPORATION+                                                                                  140,740
     210,600  MIDWAY GAMES INCORPORATED+                                                                                    499,122
     205,800  MONSTER WORLDWIDE INCORPORATED+                                                                             3,068,478
      37,000  MSC SOFTWARE CORPORATION+                                                                                     395,900
      43,200  NOVELL INCORPORATED+                                                                                          222,048
      37,000  PEGASYSTEMS INCORPORATED                                                                                      477,670
      87,400  PLATO LEARNING INCORPORATED+                                                                                  248,216
      70,925  REALNETWORKS INCORPORATED+                                                                                    360,299
      12,400  ROLLINS INCORPORATED                                                                                          235,352
      36,100  SPSS INCORPORATED+                                                                                          1,059,896
      88,700  SUPPORTSOFT INCORPORATED+                                                                                     266,100
      12,433  SYBASE INCORPORATED+                                                                                          380,698
      18,000  SYKES ENTERPRISES INCORPORATED+                                                                               395,280
     141,430  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     1,050,825
      74,600  WEBMD HEALTH CORPORATION+                                                                                   2,218,604
      38,800  WEBSITE PROS INCORPORATED+                                                                                    209,520
                                                                                                                         34,668,346
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 1.98%
       5,215  ALPHARMA INCORPORATED CLASS A+                                                                                192,381
       4,100  CHATTEM INCORPORATED+                                                                                         320,538
      54,100  ELIZABETH ARDEN INCORPORATED+                                                                               1,061,983
      97,800  ICO INCORPORATED+                                                                                             548,658
      51,700  LANDEC CORPORATION+                                                                                           423,423
      35,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                           408,800
     112,200  ORASURE TECHNOLOGIES INCORPORATED+                                                                            552,024
      98,450  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                        874,236
      13,400  ROCKWOOD HOLDINGS INCORPORATED+                                                                               343,844
       7,900  RPM INTERNATIONAL INCORPORATED                                                                                152,786
      55,053  SERACARE LIFE SCIENCES INCORPORATED+                                                                          170,664
                                                                                                                          5,049,337
                                                                                                                     --------------
COMMUNICATIONS: 1.69%
      63,865  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                       114,318
     159,890  CINCINNATI BELL INCORPORATED+                                                                                 494,060
     279,800  MASTEC INCORPORATED+                                                                                        3,718,542
                                                                                                                          4,326,920
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.00%
     306,455  CHAMPION ENTERPRISES INCORPORATED+                                                                          1,700,825
       7,550  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                              145,262
      20,800  COMFORT SYSTEMS USA INCORPORATED                                                                              277,888
      28,200  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                                 421,872
                                                                                                                          2,545,847
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 223


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                              VALUE
------------  -----------------------------------------------------------------------                                --------------
DEPOSITORY INSTITUTIONS: 6.86%
         450  AMCORE FINANCIAL INCORPORATED                                                                          $        4,163
      22,100  ASTORIA FINANCIAL CORPORATION                                                                                 458,133
       9,800  BANK OF THE OZARKS INCORPORATED                                                                               264,600
      34,400  BANNER CORPORATION                                                                                            413,144
      47,500  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                                415,150
       6,900  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                         115,989
      13,300  CITY BANK LYNNWOOD WASHINGTON                                                                                 207,480
      18,900  COMMONWEALTH BANKSHARES INCORPORATION                                                                         268,569
      22,200  COMMUNITY BANCORP+                                                                                            141,192
      12,800  COMMUNITY TRUST BANCORP                                                                                       440,320
      10,300  EAST WEST BANCORP INCORPORATED                                                                                141,110
      84,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    1,135,521
       4,200  FIRST FINANCIAL CORPORATION                                                                                   197,316
      11,000  FIRST MIDWEST BANCORP INCORPORATED                                                                            266,640
      21,200  FIRST REGIONAL BANCORP+                                                                                       132,500
      39,233  FIRST SECURITY GROUP INCORPORATED                                                                             287,186
      15,800  FIRST STATE BANCORPORATION+                                                                                    84,372
      19,500  FIRSTMERIT CORPORATION                                                                                        409,500
      14,900  GREAT SOUTHERN BANCORP INCORPORATION                                                                          189,975
      18,200  INTEGRA BANK CORPORATION                                                                                      145,236
      16,400  INTERNATIONAL BANCSHARES CORPORATION                                                                          442,800
      20,100  MERCANTILE BANK CORPORATION                                                                                   160,398
      55,517  NATIONAL PENN BANCSHARES INCORPORATED                                                                         810,548
       5,600  NBT BANCORP INCORPORATED                                                                                      167,552
      44,100  NEWBRIDGE BANCORPORATION                                                                                      210,357
       7,700  NORTHRIM BANCORP INCORPORATED                                                                                 126,280
      35,800  OLD NATIONAL BANCORP                                                                                          716,716
      15,100  PACIFIC CAPITAL BANCORP                                                                                       307,285
      28,200  PACWEST BANCORP                                                                                               806,238
      15,000  PROVIDENT BANKSHARES CORPORATION                                                                              145,650
      13,100  SOUTH FINANCIAL GROUP INCORPORATED                                                                             96,023
      21,700  SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                                                     383,439
      16,000  STELLARONE CORPORATION                                                                                        330,720
      13,800  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                      144,210
      42,100  STERLING FINANCIAL CORPORATION                                                                                610,450
      50,400  SUSQUEHANNA BANCSHARES INCORPORATED                                                                           983,808
       8,700  TCF FINANCIAL CORPORATION                                                                                     156,600
      20,300  TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                        421,428
      76,900  UCBH HOLDINGS INCORPORATED                                                                                    492,929
       9,100  UMB FINANCIAL CORPORATION                                                                                     477,932
      71,000  UMPQUA HOLDINGS CORPORATION                                                                                 1,044,410
      31,843  UNITED COMMUNITY BANKS INCORPORATED                                                                           422,238
       4,900  UNIVEST CORPORATION OF PENNSYLVANIA                                                                           181,300
      13,755  VALLEY NATIONAL BANCORP                                                                                       288,305
      23,900  WASHINGTON FEDERAL INCORPORATED                                                                               440,955
      17,200  WEBSTER FINANCIAL CORPORATION                                                                                 434,300
      21,700  WEST COAST BANCORP OREGON                                                                                     318,122
       6,400  WHITNEY HOLDING CORPORATION                                                                                   155,200
      18,400  WILMINGTON TRUST CORPORATION                                                                                  530,472
                                                                                                                         17,524,761
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.97%
      56,600  CEC ENTERTAINMENT INCORPORATED+                                                                             1,879,120
      41,300  MORTON'S RESTAURANT GROUP INCORPORATED+                                                                       209,391
      31,400  O'CHARLEYS INCORPORATED                                                                                       274,750
      19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                             111,938
                                                                                                                          2,475,199
                                                                                                                     --------------

                   224 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
EDUCATIONAL SERVICES: 1.10%
     116,700  CORINTHIAN COLLEGES INCORPORATED+                                                                      $    1,750,500
      48,900  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                     608,805
      34,540  LINCOLN EDUCATIONAL SERVICES+                                                                                 456,964
                                                                                                                          2,816,269
ELECTRIC, GAS & SANITARY SERVICES: 3.38%                                                                             --------------
     127,915  AQUA AMERICA INCORPORATED                                                                                   2,274,329
      39,000  CLEAN HARBORS INCORPORATED+                                                                                 2,634,450
         500  IDACORP INCORPORATED                                                                                           14,545
      25,665  NEWALTA CORPORATION                                                                                           352,894
     182,200  NISOURCE INCORPORATED                                                                                       2,689,272
      10,500  PORTLAND GENERAL ELECTRIC COMPANY                                                                             248,430
      14,500  UNISOURCE ENERGY CORPORATION                                                                                  423,255
                                                                                                                          8,637,175
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 5.79%
      15,400  ADC TELECOMMUNICATIONS INCORPORATED+                                                                          130,130
       2,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                   10,695
     186,700  ARRIS GROUP INCORPORATED+                                                                                   1,443,191
     158,976  ATMI INCORPORATED+                                                                                          2,858,388
      44,000  CTS CORPORATION                                                                                               562,320
       9,100  DIODES INCORPORATED+                                                                                          167,895
     117,653  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                      132,948
      55,900  EXAR CORPORATION+                                                                                             428,194
     156,943  FUELCELL ENERGY INCORPORATED+                                                                                 946,366
       9,225  GRAFTECH INTERNATIONAL LIMITED+                                                                               139,390
      17,400  HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                                 135,894
      19,300  HELEN OF TROY LIMITED+                                                                                        439,461
      12,500  HOUSTON WIRE & CABLE COMPANY                                                                                  214,625
      11,400  IMATION CORPORATION                                                                                           257,526
      24,770  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                  434,961
     135,300  JABIL CIRCUIT INCORPORATED                                                                                  1,290,762
     162,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      1,443,580
     565,590  MRV COMMUNICATIONS INCORPORATED+                                                                              661,740
      34,765  OSI SYSTEMS INCORPORATED+                                                                                     817,325
     165,100  POWER-ONE INCORPORATED+                                                                                       239,395
      61,270  RICHARDSON ELECTRONICS LIMITED                                                                                379,874
      37,000  SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                      111,000
      62,900  SYMMETRICOM INCORPORATED+                                                                                     312,613
      53,800  TRIDENT MICROSYSTEMS INCORPORATED+                                                                            129,120
      23,100  UNIVERSAL ELECTRONICS INCORPORATED+                                                                           577,038
      30,200  ZOLTEK COMPANIES INCORPORATED+                                                                                516,722
                                                                                                                         14,781,153
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.47%
      14,300  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                                302,731
      93,400  CRA INTERNATIONAL INCORPORATED+                                                                             2,566,632
      24,290  INFINITY PHARMACEUTICALS INCORPORATED+                                                                        188,248
      69,740  SYMYX TECHNOLOGIES INCORPORATED+                                                                              691,123
       3,100  TRIMERIS INCORPORATED+                                                                                         12,152
                                                                                                                          3,760,886
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.22%
       7,100  CROWN HOLDINGS INCORPORATED+                                                                                  157,691
      38,400  MATERIAL SCIENCES CORPORATION+                                                                                220,800
       2,200  VALMONT INDUSTRIES INCORPORATED                                                                               181,918
                                                                                                                            560,409
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 225


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
FINANCIAL SERVICES: 0.77%
      80,643  JANUS CAPITAL GROUP INCORPORATED                                                                       $    1,958,012
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.69%
      59,390  DEL MONTE FOODS COMPANY                                                                                       463,242
      22,150  FLOWERS FOODS INCORPORATED                                                                                    650,324
     125,700  HERCULES INCORPORATED                                                                                       2,487,603
      11,900  MATRIXX INITIATIVES INCORPORATED+                                                                             214,081
     105,589  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                        3,052,578
                                                                                                                          6,867,828
                                                                                                                     --------------
FOOD STORES: 1.53%
      19,600  INGLES MARKETS INCORPORATED CLASS A                                                                           447,468
      54,500  THE PANTRY INCORPORATED+                                                                                    1,154,855
     165,100  WINN-DIXIE STORES INCORPORATED+                                                                             2,294,890
                                                                                                                          3,897,213
                                                                                                                     --------------
FOOTWEAR: 0.04%
      29,900  CROCS INCORPORATED+                                                                                           107,042
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.42%
      16,700  HNI CORPORATION                                                                                               423,178
      59,400  LSI INDUSTRIES INCORPORATED                                                                                   491,238
      23,100  SEALY CORPORATION+                                                                                            149,226
                                                                                                                          1,063,642
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.07%
      44,700  RETAIL VENTURES INCORPORATED+                                                                                 174,330
                                                                                                                     --------------
HEALTH SERVICES: 2.84%
     137,000  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                                 260,300
      29,700  AMERICAN DENTAL PARTNERS INCORPORATED+                                                                        347,490
      11,025  BIO-REFERENCE LABORATORIES INCORPORATED+                                                                      318,623
     114,600  BIOSCRIP INCORPORATED+                                                                                        341,508
      74,300  CARDIAC SCIENCE CORPORATION+                                                                                  769,748
      57,340  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                        934,069
      35,050  ENSIGN GROUP INCORPORATED                                                                                     599,005
      86,000  FIVE STAR QUALITY CARE INCORPORATED+                                                                          322,500
      25,175  GENTIVA HEALTH SERVICES INCORPORATED+                                                                         678,215
      11,140  HEALTHSOUTH REHABILITATION CORPORATION+                                                                       205,310
   1,263,300  HOOPER HOLMES INCORPORATED+                                                                                 1,642,290
      22,700  NAUTILUS GROUP INCORPORATED+                                                                                  103,739
      81,800  NOVAMED INCORPORATED+                                                                                         387,732
      18,900  REHABCARE GROUP INCORPORATED+                                                                                 342,090
                                                                                                                          7,252,619
                                                                                                                     --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.29%
      46,155  STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                   747,711
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.57%
      26,600  AGREE REALTY CORPORATION                                                                                      760,760
      96,095  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                     1,292,478
     163,700  ANTHRACITE CAPITAL INCORPORATED                                                                               877,432
     317,455  ANWORTH MORTGAGE ASSET CORPORATION                                                                          1,879,334
      38,100  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           1,334,262
      81,170  CAPSTEAD MORTGAGE CORPORATION                                                                                 888,812
      46,100  CARE INVESTMENT TRUST INCORPORATED                                                                            529,228

                  226 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      12,800  GLIMCHER REALTY TRUST                                                                                  $      133,632
      41,380  HILLTOP HOLDINGS INCORPORATED+                                                                                427,042
      70,600  JER INVESTORS TRUST INCORPORATED                                                                              340,292
      67,800  MEDICAL PROPERTIES TRUST INCORPORATED                                                                         769,530
     159,070  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                       1,033,955
     239,160  ORIGEN FINANCIAL INCORPORATED                                                                                 294,167
      79,090  PRIMORIS SERVICES CORPORATION+                                                                                608,993
      17,600  RAIT INVESTMENT TRUST                                                                                          96,624
      58,575  UMH PROPERTIES INCORPORATED                                                                                   407,096
                                                                                                                         11,673,637
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.10%
     146,400  BELL MICROPRODUCTS INCORPORATED+                                                                              263,520
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.44%
      27,895  EMPIRE RESORTS INCORPORATED+                                                                                   70,295
     119,235  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      1,049,268
                                                                                                                          1,119,563
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.60%
      32,800  BLOUNT INTERNATIONAL INCORPORATED+                                                                            365,064
       7,500  BRIGGS & STRATTON CORPORATION                                                                                 121,350
      62,660  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                  364,681
      38,200  COLUMBUS MCKINNON CORPORATION+                                                                                900,374
      94,875  CRAY INCORPORATED+                                                                                            491,453
       5,300  DIEBOLD INCORPORATED                                                                                          175,483
      51,000  DOT HILL SYSTEMS CORPORATION+                                                                                 114,750
     402,100  ENTEGRIS INCORPORATED+                                                                                      1,946,164
      61,700  FLANDER CORPORATION+                                                                                          388,710
       8,500  GARDNER DENVER INCORPORATED+                                                                                  295,120
     596,900  INFOCUS CORPORATION+                                                                                          877,443
     246,360  INTERMEC INCORPORATED+                                                                                      4,838,510
      34,200  INTEVAC INCORPORATED+                                                                                         363,888
      44,700  NN INCORPORATED                                                                                               574,395
         200  PLANAR SYSTEMS INCORPORATED+                                                                                      508
      53,100  QUALSTAR CORPORATION                                                                                          158,769
      51,500  SPARTECH CORPORATION                                                                                          509,850
      10,900  TENNANT COMPANY                                                                                               373,434
      10,100  TIMKEN COMPANY                                                                                                286,335
     277,400  ULTRATECH INCORPORATED+                                                                                     3,356,540
     88,680  VOYAGER LEARNING COMPANY+                                                                                     354,720
                                                                                                                         16,857,541
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.45%
     325,300  CRAWFORD & COMPANY CLASS A+                                                                                 3,272,518
      20,400  ONEBEACON INSURANCE GROUP LIMITED                                                                             431,460
                                                                                                                          3,703,978
                                                                                                                     --------------
INSURANCE CARRIERS: 4.05%
      18,600  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                    58,776
      79,700  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                               597,750
      38,400  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                      580,224
      46,150  AMERISAFE INCORPORATED+                                                                                       839,930
      29,066  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                  1,071,082
     107,500  CRM HOLDINGS LIMITED+                                                                                         290,250
      12,800  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                   358,912

                   Wells Fargo Advantage Master Portfolios 227


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
INSURANCE CARRIERS (continued)
      51,200  DONEGAL GROUP INCORPORATED CLASS A                                                                     $      928,256
      15,300  EMC INSURANCE GROUP INCORPORATED                                                                              451,044
      11,900  HARLEYSVILLE GROUP INCORPORATED                                                                               449,820
      65,300  KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                      455,794
     147,282  MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                    1,039,810
      13,420  MERCURY GENERAL CORPORATION                                                                                   734,745
      14,775  NYMAGIC INCORPORATED                                                                                          373,069
      55,200  PMA CAPITAL CORPORATION CLASS A+                                                                              486,864
      53,800  SEABRIGHT INSURANCE HOLDINGS+                                                                                 699,400
      11,500  STANCORP FINANCIAL GROUP INCORPORATED                                                                         598,000
       7,500  STATE AUTO FINANCIAL CORPORATION                                                                              218,025
       3,200  ZENITH NATIONAL INSURANCE CORPORATION                                                                         117,248
                                                                                                                         10,348,999
                                                                                                                     --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.51%
      64,159  GEO GROUP INCORPORATED+                                                                                     1,296,653
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.43%
      75,020  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                           112,530
      30,600  SHOE CARNIVAL INCORPORATED+                                                                                   501,228
      14,700  WEYCO GROUP INCORPORATED                                                                                      492,009
                                                                                                                          1,105,767
                                                                                                                     --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.50%
      18,600  LOUISIANA-PACIFIC CORPORATION+                                                                                172,980
      27,380  NOBILITY HOMES INCORPORATED                                                                                   443,556
      24,706  SKYLINE CORPORATION                                                                                           652,980
                                                                                                                          1,269,516
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.32%
     169,354  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                      967,011
      58,000  CANTEL INDUSTRIES+                                                                                            557,960
      20,616  COHERENT INCORPORATED+                                                                                        732,899
      47,252  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                           61,428
      44,000  EDAP TMS SA ADR+                                                                                               85,800
      14,000  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                         244,300
     162,500  HEALTHTRONICS INCORPORATED+                                                                                   474,500
     173,380  HERLEY INDUSTRIES INCORPORATED+                                                                             2,964,798
      36,200  HOME DIAGNOSTICS INCORPORATION+                                                                               350,416
       9,800  ICU MEDICAL INCORPORATED+                                                                                     298,018
      93,323  LTX-CREDENCE CORPORATION+                                                                                     162,382
      38,400  MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                       504,192
      93,800  NEWPORT CORPORATION+                                                                                        1,011,164
      12,500  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                    168,250
     117,400  PERKINELMER INCORPORATED                                                                                    2,931,478
      22,200  TERADYNE INCORPORATED+                                                                                        173,382
      60,052  VITAL SIGNS INCORPORATED                                                                                    4,437,843
                                                                                                                         16,125,821
                                                                                                                     --------------
METAL MINING: 1.85%
     109,430  APEX SILVER MINES LIMITED+                                                                                    188,220
      21,775  GOLDCORP INCORPORATED                                                                                         688,743
      55,450  NOVAGOLD RESOURCES INCORPORATED+                                                                              360,980
     127,120  PETAQUILLA MINERALS LIMITED+                                                                                  100,425
      75,855  RANDGOLD RESOURCES LIMITED ADR                                                                              3,112,331
      33,106  YAMANA GOLD INCORPORATED                                                                                      275,776
                                                                                                                          4,726,475
                                                                                                                     --------------

                  228 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.00%
      59,560  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                      $        5,063
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.61%
      49,510  ACCO BRANDS CORPORATION+                                                                                      373,305
      25,600  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                      739,840
     411,000  LEAPFROG ENTERPRISES INCORPORATED+                                                                          4,340,160
      21,200  LYDALL INCORPORATED+                                                                                          204,156
       5,000  RC2 CORPORATION+                                                                                              100,000
      32,700  RUSS BERRIE & COMPANY INCORPORATED+                                                                           250,809
      23,300  STANDEX INTERNATIONAL CORPORATION                                                                             646,575
                                                                                                                          6,654,845
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 0.21%
      44,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                          275,880
      39,300  PC MALL INCORPORATED+                                                                                         268,419
                                                                                                                            544,299
                                                                                                                     --------------
MOTION PICTURES: 0.02%
      80,500  WPT ENTERPRISES INCORPORATED+                                                                                  45,885
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.13%
     126,457  MCG CAPITAL CORPORATION                                                                                       331,317
                                                                                                                     --------------
OIL & GAS EXTRACTION: 5.62%
       8,800  ATWOOD OCEANICS INCORPORATED+                                                                                 320,320
      27,200  BRIGHAM EXPLORATION COMPANY+                                                                                  298,928
       6,600  COMSTOCK RESOURCES INCORPORATED+                                                                              330,330
       9,020  FOREST OIL CORPORATION                                                                                        447,392
     131,935  GLOBAL INDUSTRIES LIMITED+                                                                                    915,629
      41,495  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  1,007,499
      15,980  HELMERICH & PAYNE INCORPORATED                                                                                690,176
      16,710  HERCULES OFFSHORE INCORPORATED+                                                                               253,324
      71,435  KEY ENERGY SERVICES INCORPORATED+                                                                             828,646
      81,405  MCMORAN EXPLORATION COMPANY+                                                                                1,924,414
     251,705  NEWPARK RESOURCES INCORPORATED+                                                                             1,837,447
      15,605  OCEANEERING INTERNATIONAL INCORPORATED+                                                                       832,059
       8,270  PRIDE INTERNATIONAL INCORPORATED+                                                                             244,875
      34,705  RANGE RESOURCES CORPORATION                                                                                 1,487,803
      12,555  SANDRIDGE ENERGY INCORPORATED+                                                                                246,078
      12,600  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                        392,364
     205,400  SYNTROLEUM CORPORATION+                                                                                       223,886
      56,020  TRILOGY ENERGY TRUST                                                                                          419,525
       5,100  UNIT CORPORATION+                                                                                             254,082
      30,600  WARREN RESOURCES INCORPORATED+                                                                                305,388
      41,290  WILLBROS GROUP INCORPORATED+                                                                                1,094,185
                                                                                                                         14,354,350
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.60%
     106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                            872,235
      26,190  CHESAPEAKE CORPORATION+                                                                                        17,547
       8,800  SONOCO PRODUCTS COMPANY                                                                                       261,184
      39,800  STANDARD REGISTER COMPANY                                                                                     392,030
                                                                                                                          1,542,996
                                                                                                                     --------------
PERSONAL SERVICES: 0.11%
      10,600  REGIS CORPORATION                                                                                             291,500
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 229


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.33%
      30,100  DELEK US HOLDINGS INCORPORATED                                                                         $      279,027
      50,075  INTEROIL CORPORATION+                                                                                       1,377,063
      48,200  WD-40 COMPANY                                                                                               1,731,826
                                                                                                                          3,387,916
                                                                                                                     --------------
PIPELINES: 0.17%
      11,200  ENBRIDGE ENERGY PARTNERS LP                                                                                   445,536
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.07%
       5,400  BELDEN CDT INCORPORATED                                                                                       171,666
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.54%
      16,900  AMERICAN GREETINGS CORPORATION CLASS A                                                                        258,401
      37,700  ENNIS INCORPORATED                                                                                            582,842
      64,460  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                   314,565
      22,460  MCCLATCHY COMPANY CLASS A                                                                                      98,824
      11,200  MULTI-COLOR CORPORATION                                                                                       267,568
     458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                   1,805,308
      79,000  PRESSTEK INCORPORATED+                                                                                        445,560
      79,365  R.H. DONNELLEY CORPORATION                                                                                    157,936
                                                                                                                          3,931,004
                                                                                                                     --------------
REAL ESTATE: 0.35%
      26,135  HATTERAS FINANCIAL CORPORATION                                                                                606,332
      28,000  THOMAS PROPERTIES GROUP INCORPORATED                                                                          282,800
                                                                                                                            889,132
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.35%
      51,100  LEXINGTON CORPORATE PROPERTIES TRUST                                                                          879,942
                                                                                                                     --------------
RESTAURANTS: 0.10%
      26,300  MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                                   256,162
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.44%
     147,883  INTERTAPE POLYMER GROUP INCORPORATED+                                                                         403,721
       4,521  JARDEN CORPORATION+                                                                                           106,017
      28,300  SEALED AIR CORPORATION                                                                                        622,317

                                                                                                                          1,132,055
                                                                                                                     --------------
SOFTWARE: 0.05%
      10,000  EPIQ SYSTEMS INCORPORATED+                                                                                    136,000
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.60%
      91,425  GENTEX CORPORATION                                                                                          1,307,378
      48,800  US CONCRETE INCORPORATED+                                                                                     218,136
                                                                                                                          1,525,514
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.41%
      69,075  AIRTRAN HOLDINGS INCORPORATED+                                                                                167,852
      33,365  JETBLUE AIRWAYS CORPORATION+                                                                                  165,157
       5,966  PHI INCORPORATED+                                                                                             209,407
      13,885  PHI INCORPORATED (NON-VOTING)+                                                                                512,773
                                                                                                                          1,055,189
                                                                                                                     --------------

                   230 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
TRANSPORTATION EQUIPMENT: 0.81%
      21,000  ARCTIC CAT INCORPORATED                                                                                $      192,150
      28,700  ATC TECHNOLOGY CORPORATION+                                                                                   681,338
      38,897  EXIDE TECHNOLOGIES+                                                                                           287,060
     182,505  FLEETWOOD ENTERPRISES INCORPORATED+                                                                           186,155
      47,065  HI SHEAR TECHNOLOGY CORPORATION                                                                               447,118
       5,400  WABTEC CORPORATION                                                                                            276,642
                                                                                                                          2,070,463
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.56%
      25,600  DYNAMEX INCORPORATED+                                                                                         728,576
       8,500  GATX CORPORATION                                                                                              336,345
      21,600  PACER INTERNATIONAL INCORPORATED                                                                              355,752
                                                                                                                          1,420,673
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.26%
     114,400  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               1,681,680
      31,800  SCHOOL SPECIALTY INCORPORATED+                                                                                991,842
      92,200  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                       95,888
       9,200  UNITED STATIONERS INCORPORATED+                                                                               440,036
                                                                                                                          3,209,446
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 1.43%
       5,300  BARNES GROUP INCORPORATED                                                                                     107,166
      10,800  INTERLINE BRANDS INCORPORATED+                                                                                175,068
      48,400  KAMAN CORPORATION CLASS A                                                                                   1,378,432
      14,900  LKQ CORPORATION+                                                                                              252,853
      97,900  NAVARRE CORPORATION+                                                                                          141,955
       7,400  OWENS & MINOR INCORPORATED                                                                                    358,900
      62,148  PATRICK INDUSTRIES INCORPORATED+                                                                              338,085
      73,400  POMEROY IT SOLUTIONS INCORPORATED+                                                                            331,034
      50,000  WILLIS LEASE FINANCE CORPORATION+                                                                             558,495
                                                                                                                          3,641,988
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $293,434,273)                                                                                 248,354,179
                                                                                                                     --------------
PREFERRED STOCKS: 0.13%
      14,000  ANWORTH MORTGAGE PREFERRED                                                                                    231,000
       5,255  SVB CAPITAL II PREFERRED                                                                                      104,575
TOTAL PREFERRED STOCKS (COST $433,183)                                                                                      335,575
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 231


Portfolio of Investments--September 30, 2008

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES     SECURITY NAME                                                                                               VALUE
------------  -----------------------------------------------------------------------                                --------------
SHORT-TERM INVESTMENTS: 3.78%
   9,665,690  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $    9,665,690
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,665,690)                                                                            9,665,690
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES (COST $303,533,146)*   101.17%                                                       $  258,355,444
OTHER ASSETS AND LIABILITIES, NET                       (1.17)                                                           (3,000,209)
                                                       ------                                                        --------------
TOTAL NET ASSETS                                       100.00%                                                       $  255,355,235
                                                       ------                                                        --------------

----------
+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $9,665,690.

* Cost for federal income tax purposes is $305,427,189 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 30,068,459
Gross unrealized depreciation                 (77,140,204)
                                             ------------
Net unrealized appreciation (depreciation)   $(47,071,745)

The accompanying notes are an integral part of these financial statements.

                   232 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2008

                                                                            C&B Large     Disciplined
                                                                            Cap Value       Growth
                                                                            Portfolio      Portfolio
                                                                          ------------   ------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ...   $656,572,140   $105,676,950
      Collateral received for securities loaned (Note 2) ..............     34,038,697      8,123,192
      Investments in affiliates .......................................     28,412,552      3,473,513
                                                                          ------------   ------------
   Total investments at market value (see cost below) .................    719,023,389    117,273,655
                                                                          ------------   ------------
   Foreign currency, at value .........................................              0              0
   Variation margin receivable on futures contracts ...................              0              0
   Receivable for investments sold ....................................        321,000              0
   Receivables for dividends and interest .............................      1,783,826         51,019
   Receivable from securities lending agent ...........................              0              0
   Prepaid expenses and other assets ..................................              0              0
                                                                          ------------   ------------
Total assets ..........................................................    721,128,215    117,324,674
                                                                          ------------   ------------
LIABILITIES
   Foreign taxes payable ..............................................              0              0
   Payable for investments purchased ..................................      8,634,272        198,073
   Unrealized depreciation on forward foreign currency contracts ......              0              0
   Payable upon receipt of securities loaned (Note 2) .................     34,893,142      8,327,102
   Payable to investment advisor and affiliates (Note 3) ..............        350,255         65,875
   Payable to securities lending agent ................................        799,506         90,380
   Accrued expenses and other liabilities .............................          5,226         21,879
                                                                          ------------   ------------
Total liabilities .....................................................     44,682,401      8,703,309
                                                                          ------------   ------------
TOTAL NET ASSETS ......................................................   $676,445,814   $108,621,365
                                                                          ============   ============
Investments at cost ...................................................   $800,484,058   $118,883,767
                                                                          ------------   ------------
Foreign currencies at cost ............................................   $          0   $          0
                                                                          ------------   ------------
Securities on loan, at market value (Note 2) ..........................   $ 35,374,575   $  8,144,205
                                                                          ------------   ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 233


Statements of Assets and Liabilities--September 30, 2008

   Emerging       Equity         Equity                       International   International
    Growth        Income          Value           Index           Core           Growth
  Portfolio      Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
------------   ------------   ------------   --------------   -------------   -------------


$ 96,998,709   $354,015,209   $606,372,734   $2,208,909,166    $ 81,476,422   $123,291,935
  31,427,133     18,296,784     77,812,092      328,610,606         671,768      2,630,181
   3,085,099      6,784,659      8,271,768       36,658,404       3,699,427      8,876,994
------------   ------------   ------------   --------------    ------------   ------------
 131,510,941    379,096,652    692,456,594    2,574,178,176      85,847,617    134,799,110
------------   ------------   ------------   --------------    ------------   ------------
           0              0              0                0               0            100
           0              0              0          401,600               0              0
   2,731,738              0      9,079,693          423,972          64,564      1,204,197
      14,839        400,834        476,046        3,348,450         374,534        482,597
           0              0        515,705          510,051               0              0
           0              0              0                0          14,364              0
------------   ------------   ------------   --------------    ------------   ------------
 134,257,518    379,497,486    702,528,038    2,578,862,249      86,301,079    136,486,004
------------   ------------   ------------   --------------    ------------   ------------

           0              0              0                0          11,974              0
   2,692,780      1,992,088     11,736,679        4,179,239               0      2,354,453
           0              0              0                0               0          1,821
  32,216,022     18,756,073     79,765,343      336,859,441         671,768      2,630,181
      71,704        184,197        360,346          170,341          72,588        127,096
      31,561        482,489              0                0               0              0
      28,101         30,713         18,651           44,701           8,577          2,442
------------   ------------   ------------   --------------    ------------   ------------
  35,040,168     21,445,560     91,881,019      341,253,722         764,907      5,115,993
------------   ------------   ------------   --------------    ------------   ------------
$ 99,217,350   $358,051,926   $610,647,019   $2,237,608,527    $ 85,536,172   $131,370,011
============   ============   ============   ==============    ============   ============
$133,925,933   $339,762,856   $756,154,141   $2,440,953,548    $101,822,019   $165,027,305
------------   ------------   ------------   --------------    ------------   ------------
$          0   $          0   $          0   $            0    $          0   $        101
------------   ------------   ------------   --------------    ------------   ------------
$ 32,089,713   $ 20,316,478   $ 81,650,834   $  345,468,902    $    578,651   $  2,389,568
------------   ------------   ------------   --------------    ------------   ------------

                   234 Wells Fargo Advantage Master Portfolios


                        Statements of Assets and Liabilities--September 30, 2008

                                                                          International   International
                                                                              Index            Value
                                                                            Portfolio       Portfolio
                                                                          -------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ...    $84,063,975     $285,430,338
      Collateral received for securities loaned (Note 2) ..............      1,602,052       13,647,927
      Investments in affiliates .......................................        345,298       17,359,667
                                                                           -----------     ------------
   Total investments at market value (see cost below) .................     86,011,325      316,437,932
                                                                           -----------     ------------
   Foreign currency, at value .........................................      1,152,787        8,109,222
   Variation margin receivable on futures contracts ...................        158,964                0
   Receivable for investments sold ....................................        439,093           36,256
   Receivable from securities lending agent ...........................              0                0
   Receivables for dividends and interest .............................        405,832        2,247,524
                                                                           -----------     ------------
Total assets ..........................................................     88,168,001      326,830,934
                                                                           -----------     ------------
LIABILITIES
   Foreign taxes payable ..............................................              0                0
   Payable for investments purchased ..................................         16,405          370,723
   Unrealized depreciation on forward foreign currency contracts ......         46,402            1,446
   Payable upon receipt of securities loaned (Note 2) .................      1,602,052       13,647,927
   Payable to investment advisor and affiliates (Note 3) ..............         29,457          300,683
   Payable to securities lending agent ................................              0                0
   Accrued expenses and other liabilities .............................         67,976           49,130
                                                                           -----------     ------------
Total liabilities .....................................................      1,762,292       14,369,909
                                                                           -----------     ------------
TOTAL NET ASSETS ......................................................    $86,405,709     $312,461,025
                                                                           ===========     ============
Investments at cost ...................................................    $83,713,726     $409,835,019
                                                                           -----------     ------------
Foreign currencies at cost ............................................    $ 1,171,081     $  8,235,382
                                                                           -----------     ------------
Securities on loan, at market value (Note 2) ..........................    $ 1,490,547     $ 12,670,437
                                                                           -----------     ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 235


Statements of Assets and Liabilities--September 30, 2008

  Large Cap     Large Company     Small Cap    Small Company   Small Company      Strategic
Appreciation       Growth           Index         Growth           Value          Small Cap
  Portfolio       Portfolio       Portfolio      Portfolio       Portfolio     Value Portfolio
------------   --------------   ------------   -------------   -------------   ---------------


$141,407,694   $1,362,839,825   $282,182,847    $466,614,704    $429,288,095     $248,689,754
  14,666,896      166,970,537     65,360,988     115,536,741      60,118,538                0
   5,087,712       16,109,282        853,499      17,805,047      13,382,542        9,665,690
------------   --------------   ------------    ------------    ------------     ------------
 161,162,302    1,545,919,644    348,397,334     599,956,492     502,789,175      258,355,444
------------   --------------   ------------    ------------    ------------     ------------
           0                0              0               0               0                0
           0                0         99,050               0               0                0
   1,344,653                0      2,200,768       3,039,645       1,747,150          344,803
      82,814                0              0         778,420         174,415                0
     107,734          583,730        319,338          43,763         839,148          360,046
------------   --------------   ------------    ------------    ------------     ------------
 162,697,503    1,546,503,374    351,016,490     603,818,320     505,549,888      259,060,293
------------   --------------   ------------    ------------    ------------     ------------

         423                0              0               0               0            1,339
   1,854,674                0        877,834       3,703,935       3,623,128        3,594,413
           0                0              0               0               0                0
  15,035,067      171,161,858     67,001,690     118,436,963      61,627,643                0
      90,782          713,534         50,034         349,049         322,359          101,579
           0          776,293        563,653               0               0                0
      16,379           54,082         12,759          23,589          13,560            7,727
------------   --------------   ------------    ------------    ------------     ------------
  16,997,325      172,705,767     68,505,970     122,513,536      65,586,690        3,705,058
------------   --------------   ------------    ------------    ------------     ------------
$145,700,178   $1,373,797,607   $282,510,520    $481,304,784    $439,963,198     $255,355,235
============   ==============   ============    ============    ============     ============
$177,311,280   $1,478,116,069   $360,830,603    $611,359,267    $582,913,875     $303,533,146
------------   --------------   ------------    ------------    ------------     ------------
$          0   $            0   $          0    $          0    $          0     $          0
------------   --------------   ------------    ------------    ------------     ------------
$ 15,114,109   $  175,141,246   $ 65,938,273    $117,336,643    $ 61,181,889     $          0
------------   --------------   ------------    ------------    ------------     ------------

                   236 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2008

                                                                                C&B Large      Disciplined
                                                                                Cap Value        Growth
                                                                                Portfolio       Portfolio
                                                                              -------------   ------------
    INVESTMENT INCOME
       Dividends(1) .......................................................   $  20,778,238   $    988,878
       Interest ...........................................................             316          1,398
       Income from affiliated securities ..................................         832,134        154,335
       Securities lending income, net .....................................         328,434         29,914
                                                                              -------------   ------------
    Total investment income ...............................................      21,939,122      1,174,525
                                                                              -------------   ------------
    EXPENSES
       Advisory fees ......................................................       6,394,414      1,023,605
       Custody fees .......................................................         183,909         28,434
       Accounting fees ....................................................               0              0
       Professional fees ..................................................          16,436         20,363
       Shareholder reports ................................................          10,200          3,086
       Trustees' fees .....................................................           8,646          8,646
       Other fees and expenses ............................................          20,818          6,236
                                                                              -------------   ------------
    Total expenses ........................................................       6,634,423      1,090,370
                                                                              -------------   ------------
    LESS
       Waived fees and reimbursed expenses (Note 3) .......................        (377,147)       (14,650)
       Net expenses .......................................................       6,257,276      1,075,720
                                                                              -------------   ------------
Net investment income (loss) ..............................................      15,681,846         98,805
                                                                              -------------   ------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM
       Securities, foreign currencies and foreign currency translation ....     (35,367,536)     4,180,970
       Securities lending .................................................        (790,693)      (153,760)
       Futures transactions ...............................................               0              0
       Affiliated securities ..............................................               0              0
                                                                              -------------   ------------
    Net realized gain and loss from investments ...........................     (36,158,229)     4,027,210
                                                                              -------------   ------------
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
       Securities, foreign currencies and foreign currency translation ....    (190,956,930)   (42,079,017)
       Securities lending .................................................        (863,258)      (140,530)
       Forward foreign currency contracts .................................               0              0
       Futures transactions ...............................................               0              0
                                                                              -------------   ------------
    Net change in unrealized appreciation (depreciation) of investments ...    (191,820,188)   (42,219,547)
                                                                              -------------   ------------
    Net realized and unrealized gain (loss) on investments ................    (227,978,417)   (38,192,337)
                                                                              -------------   ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $(212,296,571)  $(38,093,532)
                                                                              =============   ============
(1) Net of foreign withholding taxes of ...................................   $      73,551   $          0

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 237


Statements of Operations--For the Year Ended September 30, 2008

   Emerging         Equity          Equity                         International   International
    Growth          Income           Value            Index            Core           Growth
  Portfolio        Portfolio       Portfolio        Portfolio        Portfolio       Portfolio
------------    -------------    -------------    -------------    -------------   -------------

$    131,100    $  12,897,896    $  14,441,835    $  51,821,004    $  3,142,396    $  4,810,505
           0            3,070            1,808           36,607               0             247
     114,613           99,505          643,913        1,423,075          48,691         230,673
     196,170          171,231          162,645          884,996          25,765         231,590
------------    -------------    -------------    -------------    ------------    ------------
     441,883       13,171,702       15,250,201       54,165,682       3,216,852       5,273,015
------------    -------------    -------------    -------------    ------------    ------------

     884,683        3,451,139        4,516,035        2,114,085       1,121,965       2,255,673
      20,480           96,211          127,997          497,089         118,102         237,439
           0                0                0                0             264           7,387
      26,198           24,124           19,593           27,082          60,014          30,587
      10,561            3,500            3,900           23,881           1,691           1,757
       8,646            8,646            8,646            8,646           8,646           8,646
       3,391            2,240            2,006           52,309          40,654          24,229
------------    -------------    -------------    -------------    ------------    ------------
     953,959        3,585,860        4,678,177        2,723,092       1,351,336       2,565,718
------------    -------------    -------------    -------------    ------------    ------------

     (15,144)        (821,797)        (188,193)         (17,780)        (26,513)        (78,855)
     938,815        2,764,063        4,489,984        2,705,312       1,324,823       2,486,863
------------    -------------    -------------    -------------    ------------    ------------
    (496,932)      10,407,639       10,760,217       51,460,370       1,892,029       2,786,152
------------    -------------    -------------    -------------    ------------    ------------


 (17,712,627)      15,451,096      (62,051,321)      83,050,873       9,186,889      23,560,876
    (453,847)        (432,120)        (796,555)      (3,602,054)              0               0
           0                0                0       (4,260,266)              0               0
           0                0                0        1,348,644               0               0
------------    -------------    -------------    -------------    ------------    ------------
 (18,166,474)      15,018,976      (62,847,876)      76,537,197       9,186,889      23,560,876
------------    -------------    -------------    -------------    ------------    ------------

 (16,210,650)    (146,940,690)    (143,548,406)    (632,095,020)    (50,504,489)    (91,452,506)
    (366,603)        (509,658)        (640,991)      (4,136,730)              0               0
           0                0                0                0           2,864         (19,118)
           0                0                0         (825,628)              0               0
------------    -------------    -------------    -------------    ------------    ------------
 (16,577,253)    (147,450,348)    (144,189,397)    (637,057,378)    (50,501,625)    (91,471,624)
------------    -------------    -------------    -------------    ------------    ------------
 (34,743,727)    (132,431,372)    (207,037,273)    (560,520,181)    (41,314,736)    (67,910,748)
------------    -------------    -------------    -------------    ------------    ------------
$(35,240,659)   $(122,023,733)   $(196,277,056)   $(509,059,811)   $(39,422,707)   $(65,124,596)
============    =============    =============    =============    ============    ============
$          0    $      20,518    $      34,987    $           0    $    421,380    $    668,895

                   238 Wells Fargo Advantage Master Portfolios


                 Statements of Operations--For the Year Ended September 30, 2008

                                                                              International   International
                                                                                  Index           Value
                                                                                Portfolio       Portfolio
                                                                              -------------   -------------
    INVESTMENT INCOME
       Dividends(1) .......................................................    $  3,783,913   $  17,948,688
       Interest ...........................................................          16,929          48,430
       Income from affiliated securities ..................................          31,209         385,829
       Securities lending income, net .....................................         109,871         562,563
                                                                               ------------   -------------
    Total investment income ...............................................       3,941,922      18,945,510
                                                                               ------------   -------------
    EXPENSES
       Advisory fees ......................................................         414,074       3,834,517
       Custody fees .......................................................         118,307         403,633
       Accounting fees ....................................................           4,185          15,400
       Professional fees ..................................................          24,838          24,126
       Shareholder reports ................................................           1,652             628
       Trustees' fees .....................................................           8,646           8,646
       Other fees and expenses ............................................          30,229          25,815
                                                                               ------------   -------------
    Total expenses ........................................................         601,931       4,312,765
                                                                               ------------   -------------
    LESS
       Waived fees and reimbursed expenses (Note 3) .......................         (14,216)       (218,326)
       Net expenses .......................................................         587,715       4,094,439
                                                                               ------------   -------------
    Net investment income (loss) ..........................................       3,354,207      14,851,071
                                                                               ------------   -------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM
       Securities, foreign currencies and foreign currency translation ....      17,784,127      (2,062,179)
       Securities lending .................................................               0               0
       Forward Foreign Currency Contracts .................................         (18,251)              0
       Futures transactions ...............................................        (749,746)              0
                                                                               ------------   -------------
    Net realized gain and loss from investments ...........................      17,016,130      (2,062,179)
                                                                               ------------   -------------
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
       Securities, foreign currencies and foreign currency translation ....     (57,030,578)   (174,522,680)
       Securities lending .................................................               0               0
       Forward foreign currency contracts .................................         (53,357)         (1,534)
       Futures transactions ...............................................        (245,154)              0
                                                                               ------------   -------------
    Net change in unrealized appreciation (depreciation) of investments ...     (57,329,089)   (174,524,214)
                                                                               ------------   -------------
    Net realized and unrealized gain (loss) on investments ................     (40,312,959)   (176,586,393)
                                                                               ------------   -------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......    $(36,958,752)  $(161,735,322)
                                                                               ============   =============
(1) Net of foreign withholding taxes of ...................................    $    370,161   $   1,400,067

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 239


Statements of Operations--For the Year Ended September 30, 2008

 Large Cap     Large Company     Small Cap     Small Company   Small Company       Strategic
Appreciation      Growth           Index           Growth          Value           Small Cap
 Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Value Portfolio
------------   -------------   -------------   -------------   -------------    ---------------

$  1,651,577   $  22,175,514   $   4,171,938   $   1,219,924   $   6,857,939      $  4,575,480
           0             664          19,105               0               0               153
     123,002         905,951         194,150         670,801         372,829           330,509
      26,510         703,145         806,880         349,105         828,298                 0
------------   -------------   -------------   -------------   -------------      ------------
   1,801,089      23,785,274       5,192,073       2,239,830       8,059,066         4,906,142
------------   -------------   -------------   -------------   -------------      ------------

   1,144,851      13,637,585         673,721       5,333,627       3,649,032         2,631,132
      32,710         415,090          67,372         123,716          84,099            60,546
           0               0               0               0               0                 0
      18,776          28,392          22,293          21,551          18,733            31,390
         775           8,478           3,905           1,428           3,906             3,761
       8,646           8,646           8,646           8,646           8,646             8,646
       3,816          32,868           2,924          11,701           4,218             7,392
------------   -------------   -------------   -------------   -------------      ------------
   1,209,574      14,131,059         778,861       5,500,669       3,768,634         2,742,867
------------   -------------   -------------   -------------   -------------      ------------

     (77,147)       (264,250)       (160,083)         (9,264)        (13,035)         (244,481)
   1,132,427      13,866,809         618,778       5,491,405       3,755,599         2,498,386
------------   -------------   -------------   -------------   -------------      ------------
     668,662       9,918,465       4,573,295      (3,251,575)      4,303,467         2,407,756
------------   -------------   -------------   -------------   -------------      ------------


  (1,924,725)    201,266,216      46,876,861    (113,960,919)    (43,549,080)      (13,730,330)
    (145,644)     (2,557,248)     (1,183,087)     (1,164,012)       (722,647)                0
           0               0               0               0               0                 0
           0               0        (572,738)              0               0                 0
------------   -------------   -------------   -------------   -------------      ------------
  (2,070,369)    198,708,968      45,121,036    (115,124,931)    (44,271,727)      (13,730,330)
------------   -------------   -------------   -------------   -------------      ------------

 (45,765,351)   (723,598,746)   (103,738,024)    (83,992,941)    (74,767,896)      (45,354,009)
    (139,713)     (2,410,366)     (1,021,268)       (957,790)       (612,043)                0
           0               0               0               0               0                 0
           0               0        (170,768)              0               0                 0
------------   -------------   -------------   -------------   -------------      ------------
 (45,905,064)   (726,009,112)   (104,930,060)    (84,950,731)    (75,379,939)      (45,354,009)
------------   -------------   -------------   -------------   -------------      ------------
 (47,975,433)   (527,300,144)    (59,809,024)   (200,075,662)   (119,651,666)      (59,084,339)
------------   -------------   -------------   -------------   -------------      ------------
$(47,306,771)  $(517,381,679)  $ (55,235,729)  $(203,327,237)  $(115,348,199)     $(56,676,583)
============   =============   =============   =============   =============      ============
$          0   $     425,230   $       1,473   $      12,624   $           0      $     18,704

                   240 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                        C&B LARGE CAP VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the             For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2008   September 30, 2007
                                                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $1,241,289,608       $  841,546,045
OPERATIONS
   Net investment income (loss) ................................................         15,681,846           16,064,930
   Net realized gain (loss) on investments .....................................        (36,158,229)          56,127,455
   Net change in unrealized appreciation (depreciation) of investments .........       (191,820,188)          43,387,252
                                                                                     --------------       --------------
Net increase (decrease) in net assets resulting from operations ................       (212,296,571)         115,579,637
                                                                                     --------------       --------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         98,602,518          483,212,085
   Withdrawals .................................................................       (451,149,741)        (199,048,159)
                                                                                     --------------       --------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (352,547,223)         284,163,926
                                                                                     --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (564,843,794)         399,743,563
                                                                                     ==============       ==============
ENDING NET ASSETS ..............................................................     $  676,445,814       $1,241,289,608
                                                                                     ==============       ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 241


Statements of Changes in Net Assets

      DISCIPLINED GROWTH PORTFOLIO                EMERGING GROWTH PORTFOLIO                 EQUITY INCOME PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the             For the               For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended          Period Ended          Year Ended           Year Ended
September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

   $ 183,601,568        $ 187,057,301        $ 86,519,880         $          0         $ 665,234,283       $1,015,722,285

          98,805              185,231            (496,932)            (191,853)           10,407,639           16,078,785
       4,027,210           20,448,384         (18,166,474)             377,651            15,018,976          188,810,247
     (42,219,547)          15,231,365         (16,577,253)          14,162,261          (147,450,348)         (73,139,434)
   -------------        -------------        ------------         ------------         -------------       --------------
     (38,093,532)          35,864,980         (35,240,659)          14,348,059          (122,023,733)         131,749,598
   -------------        -------------        ------------         ------------         -------------       --------------


      14,240,316            4,065,448          80,290,432           88,757,743            20,691,701           16,754,808
     (51,126,987)         (43,386,161)        (32,352,303)         (16,585,922)         (205,850,325)        (498,992,408)
   -------------        -------------        ------------         ------------         -------------       --------------
     (36,886,671)         (39,320,713)         47,938,129           72,171,821          (185,158,624)        (482,237,600)
   -------------        -------------        ------------         ------------         -------------       --------------
     (74,980,203)          (3,455,733)         12,697,470           86,519,880          (307,182,357)        (350,488,002)
   =============        =============        ============         ============         =============       =============
   $ 108,621,365        $ 183,601,568        $ 99,217,350         $ 86,519,880         $ 358,051,926       $  665,234,283
   =============        =============        ============         ============         =============       =============

                   242 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                            EQUITY VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2008   September 30, 2007
                                                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................      $ 639,562,611         $490,515,385
OPERATIONS
   Net investment income (loss) ................................................         10,760,217            7,512,769
   Net realized gain (loss) on investments .....................................        (62,847,876)          65,605,985
   Net change in unrealized appreciation (depreciation) of investments .........       (144,189,397)          30,705,045
                                                                                      -------------         ------------
Net increase (decrease) in net assets resulting from operations ................       (196,277,056)         103,823,799
                                                                                      -------------         ------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................        292,223,804          125,489,688
   Withdrawals .................................................................       (124,862,340)         (80,266,261)
                                                                                      -------------         ------------
Net increase (decrease) from transactions in investors' beneficial interests ...        167,361,464           45,223,427
                                                                                      -------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (28,915,592)         149,047,226
                                                                                      =============         ============
ENDING NET ASSETS ..............................................................      $ 610,647,019         $639,562,611
                                                                                      =============         ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 243


Statements of Changes in Net Assets

            INDEX PORTFOLIO                    INTERNATIONAL CORE PORTFOLIO             INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
     For the               For the              For the             For the               For the             For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

  $2,814,355,166       $2,548,093,616        $159,894,926         $161,638,942         $ 300,626,325        $ 301,162,819

      51,460,370           51,519,728           1,892,029            2,056,363             2,786,152            3,331,475
      76,537,197          117,184,727           9,186,889           27,306,462            23,560,876           56,226,589
    (637,057,378)         245,109,179         (50,501,625)           5,567,904           (91,471,624)          15,364,318
  --------------       --------------        ------------         ------------         -------------        -------------
    (509,059,811)         413,813,634         (39,422,707)          34,930,729           (65,124,596)          74,922,382
  --------------       --------------        ------------         ------------         -------------        -------------


     283,521,466          226,915,817          16,890,599            5,766,735            30,221,875           57,271,305
    (351,208,294)        (374,467,901)        (51,826,646)         (42,441,480)         (134,353,593)        (132,730,181)
  --------------       --------------        ------------         ------------         -------------        -------------
     (67,686,828)        (147,552,084)        (34,936,047)         (36,674,745)         (104,131,718)         (75,458,876)
  --------------       --------------        ------------         ------------         -------------        -------------
    (576,746,639)         266,261,550         (74,358,754)          (1,744,016)         (169,256,314)            (536,494)
  ==============       ==============        ============         ============         =============        =============
  $2,237,608,527       $2,814,355,166        $ 85,536,172         $159,894,926         $ 131,370,011        $ 300,626,325
  ==============       ==============        ============         ============         =============        =============

                   244 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                         INTERNATIONAL INDEX PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2008   September 30, 2007
                                                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................      $ 160,036,146       $ 161,960,014
OPERATIONS
   Net investment income (loss) ................................................          3,354,207           3,481,241
   Net realized gain (loss) on investments .....................................         17,016,130          13,737,627
   Net change in unrealized appreciation (depreciation) of investments .........        (57,329,089)         18,734,077
                                                                                      -------------       -------------
Net increase (decrease) in net assets resulting from operations ................        (36,958,752)         35,952,945
                                                                                      -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         15,602,378           4,852,777
   Withdrawals .................................................................        (52,274,063)        (42,729,590)
                                                                                      -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...        (36,671,685)        (37,876,813)
                                                                                      -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (73,630,437)         (1,923,868)
                                                                                      =============       =============
ENDING NET ASSETS ..............................................................      $  86,405,709       $ 160,036,146
                                                                                      =============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 245


Statements of Changes in Net Assets

      INTERNATIONAL VALUE PORTFOLIO            LARGE CAP APPRECIATION PORTFOLIO           LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------   ---------------------------------------   ---------------------------------------
      For the              For the              For the              For the              For the              For the
    Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007
------------------   ------------------   ------------------   ------------------   ------------------   ------------------

   $ 447,175,488         $303,207,650        $179,028,956         $170,740,349       $ 2,759,101,141       $3,092,485,051

      14,851,071            9,296,214             668,662              967,108             9,918,465           13,363,990
      (2,062,179)          23,855,136          (2,070,369)          14,007,484           198,708,968          260,107,600
    (174,524,214)          35,415,227         (45,905,064)          19,094,005          (726,009,112)         206,232,842
   -------------         ------------        ------------         ------------       ---------------       --------------
    (161,735,322)          68,566,577         (47,306,771)          34,068,597          (517,381,679)         479,704,432
   -------------         ------------        ------------         ------------       ---------------       --------------


      97,350,699          121,299,047          48,967,685           16,092,463            74,224,168           90,833,168
     (70,329,840)         (45,897,786)        (34,989,692)         (41,872,453)         (942,146,023)        (903,921,510)
   -------------         ------------        ------------         ------------       ---------------       --------------
      27,020,859           75,401,261          13,977,993          (25,779,990)         (867,921,855)        (813,088,342)
   -------------         ------------        ------------         ------------       ---------------       --------------
    (134,714,463)         143,967,838         (33,328,778)           8,288,607        (1,385,303,534)        (333,383,910)
   =============         ============        ============         ============       ===============       ==============
   $ 312,461,025         $447,175,488        $145,700,178         $179,028,956       $ 1,373,797,607       $2,759,101,141
   =============         ============        ============         ============       ===============       ==============

                   246 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                           SMALL CAP INDEX PORTFOLIO
                                                                                    ---------------------------------------
                                                                                           For the             For the
                                                                                         Year Ended          Year Ended
                                                                                    September 30, 2008   September 30, 2007
                                                                                    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................       $ 415,372,828       $ 396,054,239
OPERATIONS
   Net investment income (loss) ................................................           4,573,295           4,748,319
   Net realized gain (loss) on investments .....................................          45,121,036          52,487,191
   Net change in unrealized appreciation (depreciation) of investments .........        (104,930,060)            527,499
                                                                                       -------------       -------------
Net increase (decrease) in net assets resulting from operations ................         (55,235,729)         57,763,009
                                                                                       -------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          20,072,159          51,981,926
   Withdrawals .................................................................         (97,698,738)        (90,426,346)
                                                                                       -------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (77,626,579)        (38,444,420)
                                                                                       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (132,862,308)         19,318,589
                                                                                       =============       =============
ENDING NET ASSETS ..............................................................       $ 282,510,520       $ 415,372,828
                                                                                       =============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 247


Statements of Changes in Net Assets

     SMALL COMPANY GROWTH PORTFOLIO            SMALL COMPANY VALUE PORTFOLIO           STRATEGIC SMALL CAP VALUE PORTFOLIO
---------------------------------------   ---------------------------------------   -----------------------------------------
      For the             For the               For the             For the                For the               For the
    Year Ended           Year Ended           Year Ended           Year Ended            Year Ended            Year Ended
September 30, 2008   September 30, 2007   September 30, 2008   September 30, 2007    September 30, 2008    September 30, 2007
------------------   ------------------   ------------------   -----------------    -------------------    ------------------


   $ 833,747,672       $ 927,550,765         $ 513,730,741        $456,421,037         $ 371,760,563          $359,375,258

      (3,251,575)         (4,245,817)            4,303,467           2,716,459             2,407,756             1,156,324
    (115,124,931)        119,507,224           (44,271,727)         60,770,961           (13,730,330)           28,258,077
     (84,950,731)         33,980,926           (75,379,939)        (34,673,152)          (45,354,009)            1,189,101
   -------------       -------------         -------------        ------------         -------------          ------------
    (203,327,237)        149,242,333          (115,348,199)         28,814,268           (56,676,583)           30,603,502
   -------------       -------------         -------------        ------------         -------------          ------------


      38,634,147          59,572,668           168,578,933         106,270,058            22,945,270            56,302,978
    (187,749,798)       (302,618,094)         (126,998,277)        (77,774,622)          (82,674,015)          (74,521,175)
   -------------       -------------         -------------        ------------         -------------          ------------
    (149,115,651)       (243,045,426)           41,580,656          28,495,436           (59,728,745)          (18,218,197)
   -------------       -------------         -------------        ------------         -------------          ------------
    (352,442,888)        (93,803,093)          (73,767,543)         57,309,704          (116,405,328)           12,385,305
   =============       =============         =============        ============         =============          ============
   $ 481,304,784       $ 833,747,672         $ 439,963,198        $513,730,741         $ 255,355,235          $371,760,563
   =============       =============         =============        ============         =============          ============

                  248 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                  Ratio to Average Net Assets (Annualized)(1)
                                                 ---------------------------------------------             Portfolio
                                                 Net Investment    Gross    Expenses     Net      Total     Turnover
                                                  Income (Loss)  Expenses    Waived   Expenses  Return(2)    Rate
                                                 --------------  --------  ---------  --------  ---------  ---------
C&B LARGE CAP VALUE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.71%        0.73%   (0.05)%      0.68%    (20.18)%     21%
October 1, 2006 to September 30, 2007 .........       1.48%        0.74%   (0.06)%      0.68%     11.88%      24%
October 1, 2005 to September 30, 2006 .........       1.77%        0.76%   (0.10)%      0.66%     15.30%      29%
December 6, 20043 to September 30, 2005 .......       0.98%        0.77%   (0.06)%      0.71%      1.51%      19%

DISCIPLINED GROWTH PORTFOLIO
October 1, 2007 to September 30, 2008 .........       0.07%        0.77%   (0.01)%      0.76%    (25.19)%    103%
October 1, 2006 to September 30, 2007 .........       0.10%        0.79%    0.00%(4)    0.79%     21.22%      68%
October 1, 2005 to September 30, 2006 .........       0.12%        0.79%   (0.01)%      0.78%      1.41%      90%
October 1, 2004 to September 30, 2005 .........       0.44%        0.79%   (0.01)%      0.78%     11.76%      45%
October 1, 2003 to September 30, 2004 .........       0.28%        0.80%   (0.26)%      0.54%      9.88%      87%

EMERGING GROWTH PORTFOLIO
October 1, 2007 to September 30, 2008 .........      (0.49)%       0.93%   (0.01)%      0.92%    (30.95)%    191%
January 31, 2007(30 to September 30, 2007 .....      (0.54)%       1.01%   (0.02)%      0.99%     24.40%     125%

EQUITY INCOME PORTFOLIO
October 1, 2007 to September 30, 2008 .........       2.16%        0.75%   (0.18)%      0.57%    (23.18)%      8%
October 1, 2006 to September 30, 2007 .........       1.91%        0.76%   (0.19)%      0.57%     15.91%      16%
October 1, 2005 to September 30, 2006 .........       1.84%        0.75%   (0.05)%      0.70%     11.21%       7%
October 1, 2004 to September 30, 2005 .........       2.04%        0.73%   (0.13)%      0.60%     13.30%      20%
October 1, 2003 to September 30, 2004 .........       1.86%        0.77%   (0.21)%      0.56%     17.04%      11%

EQUITY VALUE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.68%        0.74%   (0.04)%      0.70%    (27.44)%    152%
October 1, 2006 to September 30, 2007 .........       1.29%        0.77%   (0.08)%      0.69%     20.21%     108%
October 1, 2005 to September 30, 2006 .........       1.18%        0.78%   (0.01)%      0.77%     10.73%     107%
October 1, 2004 to September 30, 2005 .........       1.22%        0.78%   (0.02)%      0.76%     21.61%     145%
October 1, 2003 to September 30, 2004 .........       1.25%        0.80%   (0.18)%      0.62%     17.82%     122%

INDEX PORTFOLIO
October 1, 2007 to September 30, 2008 .........       2.07%        0.11%    0.00%(4)    0.11%    (22.28)%      5%
October 1, 2006 to September 30, 2007 .........       1.86%        0.11%   (0.01)%      0.10%     16.35%       8%
October 1, 2005 to September 30, 2006 .........       1.86%        0.11%    0.00%       0.11%     10.70%       9%
October 1, 2004 to September 30, 2005 .........       2.08%        0.12%   (0.08)%      0.04%     12.23%       8%
October 1, 2003 to September 30, 2004 .........       1.71%        0.17%   (0.14)%      0.03%     13.87%       2%

INTERNATIONAL CORE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.60%        1.14%   (0.02)%      1.12%    (31.42)%     55%
October 1, 2006 to September 30, 2007 .........       1.27%        1.09%   (0.01)%      1.08%     23.70%      66%
October 1, 2005 to September 30, 2006 .........       1.99%        1.09%   (0.06)%      1.03%     14.58%      39%
October 1, 2004 to September 30, 2005 .........       1.51%        1.09%   (0.01)%      1.08%     18.69%     108%
October 1, 2003 to September 30, 2004 .........       0.86%        1.11%   (0.15)%      0.96%     13.84%      33%

INTERNATIONAL GROWTH PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.17%        1.08%   (0.03)%      1.05%    (28.68)%     57%
October 1, 2006 to September 30, 2007 .........       1.09%        1.06%   (0.03)%      1.03%     27.40%      73%
October 1, 2005 to September 30, 2006 .........       0.87%        1.07%   (0.09)%      0.98%     19.95%      62%
October 6, 2004(3) to September 30, 2005 ......       1.02%        1.08%   (0.02)%      1.06%     22.30%      67%

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4)  Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 249


Financial Highlights

                                                  Ratio to Average Net Assets (Annualized)(1)
                                                 ---------------------------------------------            Portfolio
                                                 Net Investment    Gross    Expenses     Net      Total     Turnover
                                                  Income (Loss)  Expenses    Waived   Expenses  Return(2)    Rate
                                                 --------------  --------  ---------  --------  ---------  ---------
INTERNATIONAL INDEX PORTFOLIO
October 1, 2007 to September 30, 2008 .........       2.84%        0.51%   (0.01)%     0.50%    (29.67)%     14%
October 1, 2006 to September 30, 2007 .........       2.15%        0.49%    0.00%      0.49%     24.52%       3%
October 1, 2005 to September 30, 2006 .........       2.59%        0.49%   (0.12)%     0.37%     19.44%       7%
October 6, 2004(3) to September 30, 2005 ......       2.41%        0.49%   (0.03)%     0.46%     21.90%      21%

INTERNATIONAL VALUE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       3.68%        1.07%   (0.06)%     1.01%    (34.21)%     23%
October 1, 2006 to September 30, 2007 .........       2.47%        1.07%   (0.04)%     1.03%     21.91%      19%
October 1, 2005 to September 30, 2006 .........       2.34%        1.09%    0.00%      1.09%     19.32%      31%
October 1, 2004 to September 30, 2005 .........       2.21%        1.11%   (0.01)%     1.10%     25.92%      14%
October 31, 2003(3) to September 30, 2004 .....       2.61%        1.02%   (0.18)%     0.84%     20.00%      24%

LARGE CAP APPRECIATION PORTFOLIO
October 1, 2007 to September 30, 2008 .........       0.41%        0.74%   (0.05)%     0.69%    (25.49)%    151%
October 1, 2006 to September 30, 2007 .........       0.57%        0.74%   (0.05)%     0.69%     21.80%     145%
October 1, 2005 to September 30, 2006 .........       0.65%        0.75%   (0.03)%     0.72%      3.34%     155%
October 1, 2004 to September 30, 2005 .........       0.83%        0.74%    0.00%      0.74%     20.02%     133%
October 1, 2003 to September 30, 2004 .........       0.50%        0.76%   (0.14)%     0.62%     10.56%     149%

LARGE COMPANY GROWTH PORTFOLIO
October 1, 2007 to September 30, 2008 .........       0.48%        0.68%   (0.01)%     0.67%    (22.59)%      7%
October 1, 2006 to September 30, 2007 .........       0.46%        0.70%   (0.02)%     0.68%     17.80%      10%
October 1, 2005 to September 30, 2006 .........       0.14%        0.70%   (0.09)%     0.61%      1.41%       6%
October 1, 2004 to September 30, 2005 .........       0.69%        0.69%   (0.01)%     0.68%     11.03%      18%
October 1, 2003 to September 30, 2004 .........      (0.09)%       0.76%   (0.08)%     0.68%      2.96%      14%

SMALL CAP INDEX PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.36%        0.23%   (0.05)%     0.18%    (14.30)%     22%
October 1, 2006 to September 30, 2007 .........       1.10%        0.23%   (0.05)%     0.18%     14.78%      24%
October 1, 2005 to September 30, 2006 .........       0.95%        0.24%   (0.01)%     0.23%      6.89%      20%
October 1, 2004 to September 30, 2005 .........       1.00%        0.23%   (0.05)%     0.18%     21.03%      14%
October 1, 2003 to September 30, 2004 .........       0.93%        0.28%   (0.19)%     0.09%     23.97%      17%

SMALL COMPANY GROWTH PORTFOLIO
October 1, 2007 to September 30, 2008 .........      (0.53)%       0.89%    0.00%(4)   0.89%    (27.50)%    150%
October 1, 2006 to September 30, 2007 .........      (0.46)%       0.90%    0.00%      0.90%     17.74%     138%
October 1, 2005 to September 30, 2006 .........      (0.33)%       0.91%   (0.01)%     0.90%      7.02%     125%
October 1, 2004 to September 30, 2005 .........      (0.45)%       0.91%    0.00%      0.91%     16.51%     142%
October 1, 2003 to September 30, 2004 .........      (0.63)%       0.93%   (0.07)%     0.86%     12.70%     145%

SMALL COMPANY VALUE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       1.02%        0.90%   (0.01)%     0.89%   (22.01)%      82%
October 1, 2006 to September 30, 2007 .........       0.53%        0.93%   (0.01)%     0.92%      6.53%      69%
October 1, 2005 to September 30, 2006 .........       0.64%        0.92%   (0.13)%     0.79%      6.70%     114%
October 1, 2004 to September 30, 2005 .........       0.61%        0.92%   (0.10)%     0.82%     24.77%      70%
October 1, 2003 to September 30, 2004 .........       0.54%        0.93%   (0.13)%     0.80%     23.72%      64%

STRATEGIC SMALL CAP VALUE PORTFOLIO
October 1, 2007 to September 30, 2008 .........       0.80%        0.91%   (0.08)%     0.83%    (16.47)%     46%
October 1, 2006 to September 30, 2007 .........       0.30%        0.93%   (0.01)%     0.92%      8.65%      64%
January 31, 2006(3) to September 30, 2006 .....       0.75%        0.94%   (0.19)%     0.75%      0.60%      37%

                  250 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

                   Wells Fargo Advantage Master Portfolios 251


Notes to Financial Statements

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of Septemer 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007; May 31, 2008) are
subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

                   252 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

As of September 30, 2008, outstanding forward contracts were as follows:

                                 Currency                                 Currency    Net Unrealized
                               Amount to be     Type of     Settlement  Amount to be  Appreciation/
PORTFOLIO                        Received       Currency       Date       Delivered   (Depreciation)
-----------------------------  ------------  -------------  ----------  ------------  --------------
INTERNATIONAL INDEX PORTFOLIO      325,000   British Pound  12/29/2008     $601,608      $(22,184)
                                   400,000        Euro      12/29/2008      588,520       (23,504)
                                70,000,000    Japanese Yen  12/29/2008      667,843          (714)

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2008, the following Funds held open futures contracts:

                                                                             Notional   Net Unrealized
                                                                             Contract   Appreciation/
PORTFOLIO                      Contracts        Type       Expiration Date    Amount    (Depreciation)
-----------------------------  ---------  ---------------  ---------------  ----------  --------------
INDEX PORTFOLIO                 32 Long       S&P 500       December 2008   $9,621,700    $(269,700)
INTERNATIONAL INDEX PORTFOLIO   15 Long   DJ Eurostoxx 50   December 2008      668,444      (23,287)
                                 8 Long    FTSE 100 Index   December 2008      750,430      (41,306)
                                 7 Long        TOPIX        December 2008      785,369      (69,315)
SMALL CAP INDEX PORTFOLIO        7 Long     Russell 2000    December 2008    2,331,168       43,232

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of

                   Wells Fargo Advantage Master Portfolios 253


Notes to Financial Statements

a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the period from October 17, 2007 through the end of the fiscal year, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of September 30, 2008, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                         Defaulted SIVs ($Market Value)  % of Net Assets
--------------------------------  ------------------------------  ---------------
C&B LARGE CAP VALUE PORTFOLIO               $ 1,778,176                0.26%
DISCIPLINED GROWTH PORTFOLIO                    424,358                0.39%
EMERGING GROWTH PORTFOLIO                     1,641,746                1.65%
EQUITY INCOME PORTFOLIO                         955,824                0.27%
EQUITY VALUE PORTFOLIO                        4,064,898                0.67%
INDEX PORTFOLIO                              17,166,589                0.77%
LARGE CAP APPRECIATION PORTFOLIO                766,197                0.53%
LARGE COMPANY GROWTH PORTFOLIO                8,722,526                0.63%
SMALL CAP INDEX PORTFOLIO                     3,414,452                1.21%
SMALL COMPANY GROWTH PORTFOLIO                6,035,629                1.25%
SMALL COMPANY VALUE PORTFOLIO                 3,140,587                0.71%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                   254 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                              Advisory                                                Subadvisory
                                                             Fees (% of                                               Fees (% of
                                           Average Daily    Average Daily                           Average Daily    Average Daily
PORTFOLIO                                   Net Assets       Net Assets)        Subadviser           Net Assets        Net Assets)
--------------------------------------  ------------------  -------------  --------------------  ------------------  -------------
C&B LARGE CAP VALUE PORTFOLIO(1)        First $500 million       0.700       Cooke & Bieler LP   First $250 million       0.450
                                         Next $500 million       0.650                            Next $250 million       0.400
                                           Next $2 billion       0.600                            Next $250 million       0.350
                                           Next $2 billion       0.575                            Over $750 million       0.300
                                           Over $5 billion       0.550

DISCIPLINED GROWTH PORTFOLIO(1)         First $500 million       0.700          Smith Asset      First $200 million       0.300
                                        Next $500 million        0.650          Management        Next $300 million       0.200
                                           Next $2 billion       0.600           Group LP         Over $500 million       0.150
                                           Next $2 billion       0.575
                                           Over $5 billion       0.550

EMERGING GROWTH PORTFOLIO(2)             First 500 million       0.850         Wells Capital     First $100 million       0.550
                                          Next 500 million       0.825          Management        Next $100 million       0.500
                                           Next $1 billion       0.800         Incorporated       Over $200 million       0.400
                                           Next $1 billion       0.775
                                           Next $3 billion       0.750

EQUITY INCOME PORTFOLIO(1)              First $500 million       0.700         Wells Capital     First $100 million       0.350
                                         Next $500 million       0.650          Management        Next $100 million       0.300
                                           Next $2 billion       0.600         Incorporated       Next $300 million       0.200
                                           Next $2 billion       0.575                            Over $500 million       0.150
                                           Over $5 billion       0.550

EQUITY VALUE PORTFOLIO(1)               First $500 million       0.700     Systematic Financial  First $150 million       0.300
                                         Next $500 million       0.650         Management LP      Next $200 million       0.200
                                           Next $2 billion       0.600                            Next $400 million       0.150
                                           Next $2 billion       0.575                            Next $250 million       0.130
                                           Over $5 billion       0.550                              Over $1 billion       0.100

INDEX PORTFOLIO                         First $500 million       0.100         Wells Capital     First $100 million       0.050
                                         Next $500 million       0.100          Management        Next $100 million       0.030
                                           Next $2 billion       0.075         Incorporated       Over $200 million       0.020
                                           Next $2 billion       0.075
                                           Over $5 billion       0.050

INTERNATIONAL CORE PORTFOLIO            First $500 million       0.950           New Star         First $50 million       0.350
                                         Next $500 million       0.900         Institutional      Next $500 million       0.290
                                           Next $2 billion       0.850           Managers         Over $550 million       0.200
                                           Next $2 billion       0.825            Limited
                                           Over $5 billion       0.800

INTERNATIONAL GROWTH PORTFOLIO          First $500 million       0.950      Artisan Partners LP  First $250 million       0.700
                                         Next $500 million       0.900                            Over $250 million       0.500
                                           Next $2 billion       0.850
                                           Next $2 billion       0.825
                                           Over $5 billion       0.800

INTERNATIONAL INDEX PORTFOLIO           First $500 million       0.350          SSgA Funds       First $100 million       0.080
                                         Next $500 million       0.350          Management        Over $100 million       0.060
                                           Next $2 billion       0.325
                                           Next $2 billion       0.325
                                           Over $5 billion       0.300

                   Wells Fargo Advantage Master Portfolios 255


Notes to Financial Statements

                                                              Advisory                                                Subadvisory
                                                             Fees (% of                                               Fees (% of
                                           Average Daily    Average Daily                            Average Daily   Average Daily
PORTFOLIO                                   Net Assets       Net Assets)        Subadviser            Net Assets       Net Assets)
--------------------------------------  ------------------  -------------  --------------------  ------------------  -------------
INTERNATIONAL VALUE PORTFOLIO           First $500 million       0.950           LSV Asset       First $150 million       0.350
                                         Next $500 million       0.900          Management        Next $350 million       0.400
                                           Next $2 billion       0.850                            Next $250 million       0.350
                                           Next $2 billion       0.825                            Next $250 million       0.325
                                           Over $5 billion       0.800                              Over $1 billion       0.300

LARGE CAP APPRECIATION PORTFOLIO(3)     First $500 million       0.700        Cadence Capital    First $250 million       0.300
                                         Next $500 million       0.650        Management LLC      Next $250 million       0.200
                                           Next $2 billion       0.600                            Next $500 million       0.150
                                           Next $2 billion       0.575                              Over $1 billion       0.100
                                           Over $5 billion       0.550

LARGE COMPANY GROWTH PORTFOLIO(1)       First $500 million       0.700       Peregrine Capital    First $25 million       0.550
                                         Next $500 million       0.650          Management         Next $25 million       0.450
                                           Next $2 billion       0.600         Incorporated       Next $100 million       0.400
                                           Next $2 billion       0.575                            Next $125 million       0.350
                                           Over $5 billion       0.550                            Over $275 million       0.225

SMALL CAP INDEX PORTFOLIO               First $500 million       0.200         Wells Capital     First $100 million       0.050
                                         Next $500 million       0.200          Management        Next $100 million       0.030
                                           Next $2 billion       0.175         Incorporated       Over $200 million       0.020
                                           Next $2 billion       0.175
                                           Over $5 billion       0.150

SMALL COMPANY GROWTH PORTFOLIO(2)       First $500 million       0.850       Peregrine Capital    First $50 million       0.900
                                         Next $500 million       0.825          Management        Next $130 million       0.750
                                           Next $1 billion       0.800         Incorporated       Next $160 million       0.650
                                           Next $1 billion       0.775                            Next $345 million       0.500
                                           Over $3 billion       0.750                             Next $50 million       0.520
                                                                                                  Over $735 million       0.550

SMALL COMPANY VALUE PORTFOLIO(2)        First $500 million       0.850       Peregrine Capital   First $175 million       0.500
                                         Next $500 million       0.825          Management        Over $175 million       0.750
                                           Next $1 billion       0.800         Incorporated
                                           Next $1 billion       0.775
                                           Over $3 billion       0.750

STRATEGIC SMALL CAP VALUE PORTFOLIO(2)  First $500 million       0.850         Wells Capital     First $200 million       0.450
                                         Next $500 million       0.825          Management        Over $200 million       0.400
                                           Next $1 billion       0.800         Incorporated
                                           Next $1 billion       0.775
                                           Over $3 billion       0.750

(1) Prior to February 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.

(2) Prior to February 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.90% for the first $500 million; 0.85% for the next $500 million; 0.80% for next $2billion; 0.775% for the next $2 billion; and 0.75% for assets over $5 billion.

(3) Prior to February 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.70% for the first $500 million; 0.70% for the next $500 million; 0.65% for next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

                   256 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                   % of Average
PORTFOLIO                        Daily Net Assets
------------------------------   ----------------
INTERNATIONAL CORE PORTFOLIO           0.10
INTERNATIONAL GROWTH PORTFOLIO         0.10
INTERNATIONAL INDEX PORTFOLIO          0.10
INTERNATIONAL VALUE PORTFOLIO          0.10
ALL OTHER PORTFOLIOS                   0.02

TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2008, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Portfolio also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for certain series of Wells Fargo Funds Trust that invest substantially all or a portion of their assets in the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2008, were as follows:

PORTFOLIO                            Purchases at Cost  Sales Proceeds
-----------------------------------  -----------------  --------------
C&B LARGE CAP VALUE PORTFOLIO          $  184,972,182   $  523,080,111
DISCIPLINED GROWTH PORTFOLIO              142,419,879      179,733,953
EMERGING GROWTH PORTFOLIO                 234,899,680      190,311,654
EQUITY INCOME PORTFOLIO                    37,881,286      210,614,902
EQUITY VALUE PORTFOLIO                  1,143,036,034      952,515,598
INDEX PORTFOLIO                           127,176,619      322,723,942
INTERNATIONAL CORE PORTFOLIO               64,581,725       99,082,964
INTERNATIONAL GROWTH PORTFOLIO            131,958,096      231,946,363
INTERNATIONAL INDEX PORTFOLIO              16,776,788       50,487,394
INTERNATIONAL VALUE PORTFOLIO             122,899,320       87,975,912
LARGE CAP APPRECIATION PORTFOLIO          253,550,858      241,504,804
LARGE COMPANY GROWTH PORTFOLIO            147,810,770      994,394,259
SMALL CAP INDEX PORTFOLIO                  71,476,760      142,650,887
SMALL COMPANY GROWTH PORTFOLIO            904,995,604    1,061,899,235
SMALL COMPANY VALUE PORTFOLIO             386,352,022      341,623,331
STRATEGIC SMALL CAP VALUE PORTFOLIO       137,141,425      179,305,070

                   Wells Fargo Advantage Master Portfolios 257


Notes to Financial Statements

5. IN-KIND TRANSACTIONS

In connection with the transactions described below, each of the C&B Large Cap Value Portfolio and the Index Portfolio received securities that were contributed in-kind by the Wells Fargo Advantage C&B Large Cap Value Fund and the Wells Fargo Advantage Index Fund, respectively, each a series of Wells Fargo Funds Trust, in an in-kind subscription for interests in the respective portfolios. As of the open of business on July 21, 2008, each series of Wells Fargo Funds Trust identified below as an "Acquiring Gateway Fund" acquired all of the assets and assumed all of the liabilities of its corresponding series of Wells Fargo Funds Trust identified below as a "Target Gateway Fund" (each a "Gateway Acquisition", and collectively the "Gateway Acquisitions"), as shown in the table below.

Target Gateway Fund                                   Acquiring Gateway Fund
---------------------------------------   ----------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND          Wells Fargo Advantage Index Fund
WELLS FARGO ADVANTAGE VALUE FUND          Wells Fargo Advantage C&B Large Cap Value Fund

The Gateway Acquisitions were accomplished through the following steps. In a tax-free exchange, the Wells Fargo Advantage Index Fund issued 5,921,421 of its shares (valued at $286,059,163) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Equity Index Fund. The aggregate net assets of the Wells Fargo Advantage Equity Index Fund at the close of business on July 18, 2008 were valued at $286,059,163 and were combined with those of the Wells Fargo Advantage Index Fund. In a tax-free exchange, the Wells Fargo Advantage C&B Large Cap Value Fund issued 2,679,869 of its shares (valued at $21,385,482) in exchange for all of the assets and liabilities of the Wells Fargo Advantage Value Fund. The aggregate net assets of the Wells Fargo Advantage Value Fund at the close of business on July 18, 2008 were valued at $21,385,482 and were combined with those of the Wells Fargo Advantage C&B Large Cap Value Fund. Each Target Gateway Fund then liquidated by distributing the corresponding Acquiring Gateway Fund shares pro rata to the Target Gateway Fund shareholders, so that Target Gateway Fund shareholders received shares of a specified class of the corresponding Acquiring Gateway Fund with a total value equal to the value of their Target Gateway Fund shares at the close of business on July 18, 2008. The Wells Fargo Advantage Index Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $286,059,163 to the Index Portfolio in which it invests all or substantially all of its assets in exchange for interests in the Index Portfolio. The Wells Fargo Advantage C&B Large Cap Value Fund then transferred in-kind the assets acquired in the Gateway Acquisition valued at $21,385,482 to the C&B Large Cap Value Portfolio in which it invests all or substantially all of its assets in exchange for interests in the C&B Large Cap Value Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, Management has determined the adoption of SFAS No. 157 will not impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of September 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

                   258 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2008, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2008, the results of their operations for the year then ended, and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.


                                          /s/ KPMG LLP

Philadelphia, Pennsylvania
November 26, 2008

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2008, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2007 and September 30, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended September 30, 2007 and September 30, 2008, the Audit Fees were $408,700 and $524,400, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2007 and September 30, 2008 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2007 and September 30, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2007 and September 30, 2008, the Tax Fees were $ 23,040 and $31,680 respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2007 and September 30, 2008, the Tax Fees were $ 50,320 and $74,490 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2007 and September 30, 2008

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2007 and September 30, 2008, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended September 30, 2007 and September 30, 2008, the Registrant incurred non-audit fees in the amount of $0 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended September 30, 2007 and September 30, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $ 0and $44,000, respectively. The non-audit fees for the year-ended September 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Master Trust

                             By:   /s/ Karla M. Rabusch

                                   Karla M. Rabusch
                                   President

Date: November 20, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President

Date: November 20, 2008


                             By:      /s/ Stephen W. Leonhardt


                                      Stephen W. Leonhardt
                                      Treasurer

Date: November 20, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: November 20, 2008

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: November 20, 2008

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: November 20, 2008            By:      /s/ Karla M. Rabusch


                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


Date: November 20, 2008                     By:      /s/ Stephen W. Leonhardt


                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                             WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED WITH THE CODE AND ANY
                                 RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


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Signature:
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(Please print)
Name:
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Date Submitted:
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Date Due:
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